As filed with the Securities and Exchange Commission on June 6, 2025

Securities Act File No. 333-[●]

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐

Post-Effective Amendment No.	☐
(Check appropriate box or boxes)

BLACKROCK ETF TRUST II

(Exact Name of Registrant as Specified in the Charter)

100 Bellevue Parkway

Wilmington, Delaware 19809

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (800) 441-7762

John M. Perlowski

BLACKROCK ETF TRUST II

50 Hudson Yards

New York, New York 10001

United States of America

(Name and Address of Agent for Service)

Copies to:

Margery K. Neale, Esq. Elliot J. Gluck, Esq. Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, New York 10019	Janey Ahn, Esq. BlackRock Advisors, LLC 50 Hudson Yards New York, New York 10001

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

Title of securities being registered: Shares of beneficial interest, no par value.

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because of reliance on Section 24(f) and Rule 24f-2 under the Investment Company Act of 1940.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

EXPLANATORY NOTE

This Registration Statement is organized as follows:

1.	Letter to Shareholders of BlackRock Mortgage-Backed Securities Fund, a series of BlackRock Funds V.

2.	Questions and Answers for Shareholders of BlackRock Mortgage-Backed Securities Fund, a series of BlackRock Funds V.

3.

Combined Prospectus/Information Statement regarding the reorganization of BlackRock Mortgage-Backed Securities Fund, a series of BlackRock Funds V, into iShares Mortgage-Backed Securities Active ETF, a series of BlackRock ETF Trust II

4.

Statement of Additional Information regarding the reorganization of BlackRock Mortgage-Backed Securities Fund, a series of BlackRock Funds V, into iShares Mortgage-Backed Securities Active ETF, a series of BlackRock ETF Trust II

5.	Part C Information

6.	Exhibits

BLACKROCK FUNDS V

BlackRock Mortgage-Backed Securities Fund

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7762

[   ], 2025

Dear Shareholder:

I am writing to inform you about a reorganization that will affect your investment in BlackRock Mortgage-Backed Securities Fund (the “Target Fund”), a series of BlackRock Funds V (the “Target Trust”), a Massachusetts business trust. As provided in an Agreement and Plan of Reorganization (the “Reorganization Agreement”), the Target Fund will be reorganized into iShares Mortgage-Backed Securities Active ETF (the “Acquiring Fund”), a series of BlackRock ETF Trust II (the “Acquiring Trust”), a Delaware statutory trust. Following the reorganization, the Target Fund will be liquidated (such reorganization and liquidation, the “Reorganization”). The Acquiring Fund is advised by BlackRock Fund Advisors (“BFA”). The Target Fund is advised by BlackRock Advisors, LLC (“BlackRock”), an investment adviser under common control with BFA.

The Target Fund and the Acquiring Fund are each referred to as a “Fund” and collectively referred to as the “Funds.”

The Board of Trustees of the Target Trust (the “Target Trust Board”) and the Board of Trustees of the Acquiring Trust (the “Acquiring Trust Board”) have determined that the Reorganization is in the best interests of each Fund, and that the interests of the Target Fund’s shareholders will not be diluted as a result of the Reorganization. The Target Trust Board has also determined that the Reorganization will not have a material adverse effect on the shareholders of each share class of the Target Fund.

The enclosed Combined Prospectus/Information Statement contains information about the Reorganization. The Target Fund currently operates as an open-end mutual fund. The Target Fund will be reorganized into an exchange-traded fund (“ETF”) though the reorganization of the Target Fund into the Acquiring Fund, a newly-created ETF (the Acquiring Fund, together with the Target Fund, the “Funds”). ETFs are structurally different from mutual funds in several important aspects:

●	A mutual fund may offer multiple share classes with different sales charges, expenses, and/or minimum investments. An ETF will not issue multiple classes of shares.

●

A mutual fund investor may purchase and redeem shares directly from the mutual fund (through a distributor or a financial intermediary). Most ETF investors will buy and sell shares in secondary market transactions through brokers.

●

A mutual fund will accept purchase and redemption orders from any shareholders, and only on days that the mutual fund is open for business, and those orders will be effected at that day’s net asset value (“NAV”). An ETF will issue or redeem shares at its NAV per share only in one or more groupings of a large specified number of shares called a “Creation Unit,” on days that the ETF is open for business. Only an ETF’s “authorized participants” are permitted to engage in creation or redemption transactions directly with the ETF. All other shareholders will buy and sell shares of the ETF on an exchange at market price.

Following the Reorganization, the Target Fund will be liquidated. The Acquiring Fund will be managed by BFA. The Target Fund and the Acquiring Fund have identical investment objectives, fundamental investment policies and investment strategies, and substantially similar investment risk profiles. The mutual fund and ETF, however, will have structurally different risk profiles.

In connection with the Reorganization, shareholders who hold their shares of the Target Fund through a brokerage account that can accept shares of an ETF will receive ETF shares of the Acquiring Fund equal in value to their investment in the Target Fund, including a cash payment in lieu of fractional shares of the Acquiring Fund, which cash payment may be taxable to shareholders in non-tax qualified accounts. As discussed further below, some shareholders may need to take additional action in order to receive shares of the Acquiring Fund in connection with the Reorganization. However, the Reorganization will not dilute the value of your investment.

The Target Trust Board and the Acquiring Trust Board have determined that shareholders of the Target Fund may benefit from the following:

(i)

the total annual fund operating expenses of the Acquiring Fund are expected to be lower than the total annual fund operating expenses of each share class of the Target Fund and the net annual fund operating expenses are expected to be lower than the net annual fund operating expenses of each share class of the Target Fund;

(ii)

unlike mutual fund shares of the Target Fund, which can only be purchased or sold once per day based on the Target Fund’s NAV, shares of the Acquiring Fund can be purchased or sold throughout a trading day on an exchange based on market prices. This additional flexibility can give Acquiring Fund shareholders a greater ability to adjust their investment allocations based on developments that may occur throughout a trading day;

(iii)

as a shareholder of the Acquiring Fund, you will gain the benefit of full daily transparency into the underlying portfolio holdings of your Acquiring Fund. The Target Fund does not provide full daily transparency into its underlying portfolio holdings;

(iv)

the Reorganization may provide enhanced tax efficiency for the Acquiring Fund, as ETFs generally experience fewer portfolio transactions than mutual funds due to the secondary market liquidity of the ETF structure;

(v)	the Reorganization will allow shareholders of the Target Fund to invest in a fund with an identical investment objective and identical principal investment strategies;

(vi)	the Reorganization is expected to qualify as a tax-free reorganization for U.S. federal income tax purposes (except with respect to cash received, as explained in later sections of this document).

We acknowledge, however, that the Reorganization will subject investors to certain ETF-specific risks, including the risk that shares of the Acquiring Fund will trade at market prices that may be above (premium) or below (discount) the Acquiring Fund’s NAV or that the Acquiring Fund’s “authorized participants” will not engage in creation or redemption transactions, which could cause the Acquiring Fund’s shares to trade at a discount to NAV and possibly face trading halts and/or delisting.

Importantly, in order to receive shares of the Acquiring Fund as part of the Reorganization, you must hold your shares of the Target Fund through a brokerage account that can accept shares of an ETF (the Acquiring Fund). If you hold your shares directly with the Target Fund, your investment will be liquidated on January 16, 2026. If you hold your shares of the Target Fund through a brokerage account that cannot accept shares of an ETF, you will not receive shares of the Acquiring Fund as part of the Reorganization. Instead, your investment will be liquidated and you will receive cash equal in value to the NAV of your Target Fund shares. It may take time for you to receive your cash. If you hold shares of the Target Fund through a direct individual retirement account and do not take action prior to January 16, 2026, your Target Fund shares will be exchanged for shares of BlackRock Summit Cash Reserves Fund (the “Money Market Fund”), a series of BlackRock Financial Institutions Series Trust, equal in value to the NAV of your Target Fund shares. Such shareholders holding Investor A Shares of the Fund will be exchanged into Investor A Shares of the Money Market Fund, such shareholders holding Investor C Shares of the Fund will be exchanged into Investor C Shares of the Money Market Fund, and such shareholders holding Institutional Shares or Class K Shares of the Fund will be exchanged into Institutional Shares of the Money Market Fund. Alternatively, if you hold your shares of the Target Fund through an account with a financial intermediary that is not able to hold shares of the Acquiring Fund, like many group retirement plans, your financial intermediary may transfer your investment in the Target Fund to a different investment option prior to the Reorganization. The redemption of Target Fund shares or the transfer of Target Fund shares to a different investment option prior to the Reorganization, or the receipt of cash or shares in a fund other than the Acquiring Fund in exchange for Target Fund shares, is expected to be a taxable transaction to shareholders in non-tax qualified accounts. Please consult with your financial intermediary for more information on the impact that the Reorganization will have on you and your investments.

If you do not currently hold your shares of the Target Fund through a brokerage account that can hold shares of the Acquiring Fund, please review the accompanying materials closely for additional actions that you must take to receive shares of the Acquiring Fund as part of the Reorganization. No further action is required for shareholders that hold shares of the Target Fund through a brokerage account that can hold shares of the Acquiring Fund.

If you do not wish to participate in the Reorganization, you can exchange your Target Fund shares for shares of another BlackRock mutual fund or redeem your Target Fund shares. Prior to doing so, however, you should consider the tax consequences associated with either action, as such exchange or redemption will be a taxable transaction to shareholders in non-tax qualified accounts.

NO SHAREHOLDER VOTE IS REQUIRED TO COMPLETE THE REORGANIZATION. WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

In accordance with the Funds’ operative documents, and applicable Massachusetts state, Delaware state and U.S. federal law (including Rule 17a-8 under the Investment Company Act of 1940, as amended), the Reorganization may be effected without the approval of shareholders of either Fund.

I encourage you to carefully review the enclosed materials, which explain the Reorganization in more detail. If you have any questions or need additional information, please contact BlackRock Investor Services at (800) 441-7762.

Sincerely,

JOHN M. PERLOWSKI

President and Chief Executive Officer

BLACKROCK FUNDS V

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7762

QUESTIONS & ANSWERS

We recommend that you read the complete Combined Prospectus/Information Statement. For your convenience, we have provided a brief overview of the Reorganization (as defined below).

Q:	What does the Reorganization provide for?

A:

Pursuant to an Agreement and Plan of Reorganization (the “Reorganization Agreement”) between BlackRock Funds V (the “Target Trust”) on behalf of its series BlackRock Mortgage-Backed Securities Fund (the “Target Fund”) and BlackRock ETF Trust II (the “Acquiring Trust”) on behalf of its series iShares Mortgage-Backed Securities Active ETF (the “Acquiring Fund”), the Target Fund will be reorganized into the Acquiring Fund. Following the reorganization, the Target Fund will be liquidated (the reorganization and liquidation, the “Reorganization”).

The Target Fund and the Acquiring Fund are each referred to as a “Fund” and collectively referred to as the “Funds.” Following the completion of the Reorganization, the Acquiring Fund may be referred to as the “Combined Fund.”

The Target Fund currently operates as an open-end mutual fund. The Target Fund will be reorganized into an exchange-traded fund (“ETF”) though the reorganization of the Target Fund into the Acquiring Fund, a newly-created ETF (the Acquiring Fund, together with the Target Fund, the “Funds”).

The Target Fund and the Acquiring Fund pursue identical investment objectives and employ identical fundamental investment policies and investment strategies to achieve their respective investment objectives.

The Reorganization will be accomplished in accordance with the Agreement and Plan of Reorganization. The Reorganization Agreement provides for:

Step 1:

The transfer of all of the assets of the Target Fund to the Acquiring Fund in exchange for the assumption by the Acquiring Fund of certain stated liabilities of the Target Fund and newly issued shares of the Acquiring Fund (the “Acquiring Fund Shares”). The Target Fund expects that all recorded liabilities of the Target Fund will be assumed by the Acquiring Fund pursuant to the Reorganization.

Step 2:	The distribution of the Acquiring Fund Shares pro rata by the Target Fund to its shareholders (except as noted below).

Step 3:	The termination, dissolution and liquidation of the Target Fund.

If you remain a shareholder of the Target Fund on the Closing Date (as defined below) of the Reorganization, you will receive shares of the Acquiring Fund and, in some cases, cash that combined with the shares have the same value as your shares of the Target Fund on that date. Shares of the Acquiring Fund are not issued in fractional shares, so cash will be paid to some shareholders in lieu of fractional shares of the Acquiring Fund, which cash payment may be taxable to shareholders in non-tax qualified accounts. If you hold your shares directly with the Target Fund, your investment will be liquidated on January 16, 2026. If you hold your shares of the Target Fund through a brokerage account that cannot accept shares of an ETF, you will not receive shares of the Acquiring Fund as part of the Reorganization. Instead, your investment will be liquidated and you will receive cash equal in value to the net asset value (“NAV”) of your Target Fund shares. If you hold your shares of the Target Fund through a direct individual retirement account (“IRA”) and do not take action prior to January 16, 2026, your Target Fund shares will be exchanged for shares of BlackRock Summit Cash Reserves Fund (the “Money Market Fund”), a series of BlackRock Financial Institutions Series Trust, equal in value to the NAV of your Target Fund shares. Such shareholders holding Investor A Shares of the Fund will be exchanged into Investor A Shares of the Money Market Fund, such shareholders holding Investor C Shares of the Fund will be exchanged into Investor C Shares of the Money Market Fund, and such shareholders holding Institutional Shares or Class K Shares of the Fund will be exchanged into Institutional Shares of the Money Market Fund. The redemption of Target Fund shares or the transfer of Target Fund shares to a

i

different investment option prior to the Reorganization, or the receipt of cash or shares in a fund other than the Acquiring Fund in exchange for Target Fund shares, is expected to be a taxable transaction to shareholders in non-tax qualified accounts.

Q:	What are the differences between an ETF and a mutual fund?

A:	ETFs are structurally different from mutual funds in several important aspects:

●	A mutual fund may offer multiple share classes with different sales charges, expenses, and/or minimum investments. An ETF will not issue multiple classes of shares.

●

A mutual fund investor may purchase and redeem shares directly from the mutual fund (through a distributor or a financial intermediary). Most ETF investors will buy and sell shares in secondary market transactions through brokers.

●

A mutual fund will accept purchase and redemption orders from any shareholders, and only on days that the mutual fund is open for business, and those orders will be effected at that day’s NAV. An ETF will issue or redeem shares at its NAV per share only in one or more groupings of a large specified number of shares called a “Creation Unit,” on days that the ETF is open for business. Only an ETF’s “authorized participants” are permitted to engage in creation or redemption transactions directly with the ETF. All other shareholders will buy and sell shares of the ETF on an exchange at market price.

As a result of these structural differences, there are certain benefits associated with the ETF structure, such as secondary market liquidity increased transparency, and the potential for increased tax efficiency. There are, however, certain risks associated with the ETF structure, including the risk that shares of an ETF will trade at market prices that are above (premium) or below (discount) NAV, or that an ETF’s “authorized participants” will not engage in creation or redemption transactions which could cause the Acquiring Fund’s shares to trade at a discount to NAV and possibly face trading halts and/or delisting.

Q:	Why is the Reorganization taking place?

A:

The Target Fund’s investment adviser, BlackRock Advisors, LLC (“BlackRock”), proposed that the Target Fund be reorganized into the Acquiring Fund because of certain benefits associated with the ETF structure, which BlackRock believes will better serve the interests of the Target Fund shareholders. As discussed in more detail below, these shareholder benefits include lower net expenses, additional trading flexibility, increased transparency and the potential for enhanced tax efficiency.

The Board of Trustees of the Target Trust (the “Target Trust Board”) and the Board of Trustees of the Acquiring Fund (the “Acquiring Trust Board”) have determined that the Reorganization is in the best interests of each Fund, and that the interests of the Target Fund’s shareholders will not be diluted as a result of the Reorganization. The Target Trust Board has also determined that the Reorganization will not have a material adverse effect on the shareholders of each share class of the Target Fund.

Q:	How will the Reorganization affect me as a shareholder?

A:

If the Reorganization is consummated, you will cease to be a shareholder of the Target Fund. In order to receive shares of the Acquiring Fund as part of the Reorganization, you must hold your shares of the Target Fund through a brokerage account that can accept shares of an ETF (the Acquiring Fund) on the Closing Date of the Reorganization.

●

Brokerage Account. If you hold your shares of the Target Fund through a brokerage account that can accept shares of an ETF on the Closing Date of the Reorganization, you will automatically become a shareholder of the Acquiring Fund. As described in more detail above, upon completion of your Reorganization, you will receive shares of the Acquiring Fund and, in some cases, cash having an aggregate NAV equal to the aggregate NAV of the shares of the Target Fund you owned on the Closing

Date of the Reorganization. Shares of the Acquiring Fund are not issued in fractional shares. As a result, cash will be paid to shareholders in lieu of fractional shares, which may be taxable to shareholders in non-tax qualified accounts.

●

Non-Accommodating Brokerage Accounts. If you hold your shares of the Target Fund in a brokerage account with a financial intermediary that only allows you to hold shares of mutual funds in the account, you will need to contact your financial intermediary to set up a brokerage account that permits investments in ETF shares. If such a change is not made before the Reorganization, you will not receive shares of the Acquiring Fund as part of the Reorganization. Instead, your investment will be liquidated and you will receive cash equal in value to the NAV of your Target Fund shares.

●

Non-Accommodating Retirement Accounts. If you hold your shares of the Target Fund through an IRA or group retirement plan whose plan sponsor does not have the ability to hold shares of ETFs on its platform, you may need to redeem your shares prior to the Reorganization or, if applicable, your financial intermediary may transfer your investment in the Target Fund to a different investment option prior to the Reorganization. If either such a change is not made before the Reorganization, you will not receive shares of the Acquiring Fund as part of the Reorganization. Instead, your investment will be liquidated and you will receive cash equal in value to the NAV of your Target Fund shares.

●

Direct Accounts. If you hold your shares of the Target Fund in an account directly with the Target Fund at its transfer agent, BNY Mellon Investment Servicing (US) Inc. (a “direct account”), you should transfer your shares of the Target Fund to a brokerage account that can accept shares of the Acquiring Fund prior to the Reorganization. If such a change is not made prior to January 16, 2026, you will not receive shares of the Acquiring Fund as part of the Reorganization. Instead, your investment will be liquidated on January 16, 2026. and you will receive cash equal in value to the NAV of your Target Fund shares.

●

Direct IRA. If you hold your shares of the Target Fund through a direct IRA and do not take action to transfer your investment in the Target Fund to a different investment option prior to January 16, 2026, your Target Fund shares will be exchanged for shares of BlackRock Summit Cash Reserves Fund (the “Money Market Fund”), a series of BlackRock Financial Institutions Series Trust, equal in value to the NAV of your Target Fund shares. Such shareholders holding Investor A Shares of the Fund will be exchanged into Investor A Shares of the Money Market Fund, such shareholders holding Investor C Shares of the Fund will be exchanged into Investor C Shares of the Money Market Fund, and such shareholders holding Institutional Shares or Class K Shares of the Fund will be exchanged into Institutional Shares of the Money Market Fund.

In some cases, the liquidation of your investment and return of cash, or the transfer of your investment, may be subject to fees and expenses. It may take time for you to receive your cash. Additionally, the redemption of Target Fund shares or the transfer of Target Fund shares to a different investment option prior to the Reorganization, or the receipt of cash or shares in a fund other than the Acquiring Fund in exchange for Target Fund shares, is expected to be a taxable transaction to shareholders in non-tax qualified accounts. Please consult with your financial intermediary for more information on the impact that the Reorganization will have on you and your investments.

If you do not currently hold your shares of the Target Fund through a brokerage account that can hold shares of the Acquiring Fund, please see the information below, including the separate Q&A that follows, for additional actions that you must take to receive shares of the Acquiring Fund as part of the Reorganization. No further action is required for shareholders that hold shares of the Target Fund through a brokerage account that can hold shares of the Acquiring Fund.

After the Reorganization, individual shares of the Acquiring Fund may only be purchased and sold in the secondary market. Shares of the Acquiring Fund will be listed for trading on CBOE BZX. Shares of the Acquiring Fund may also in the future be traded on other national securities exchanges, electronic crossing networks, and other alternative trading systems. Should you decide to purchase or sell shares of the Acquiring

Fund after the Reorganization, you will need to place a trade through a broker who will execute your trade in the secondary market at prevailing market prices. Because the Acquiring Fund’s shares trade at market prices rather than at NAV, the Acquiring Fund’s shares may trade at a price less than (discount) or greater than (premium) the Acquiring Fund’s NAV. As with all transactions for ETFs, your broker may charge a commission for purchase and sale transactions.

Q:	Do I need to vote for the Reorganization?

A:

No. No vote of shareholders will be taken with respect to the Reorganization. THE FUNDS ARE NOT ASKING FOR A PROXY AND YOU ARE NOT REQUESTED TO SEND A PROXY TO THE FUNDS WITH RESPECT TO THE REORGANIZATION.

Q:	Will the Reorganization affect the way my investments are managed?

A:

No. BlackRock is the investment adviser to the Target Fund. BlackRock Fund Advisors (“BFA”), an investment adviser under common control with BlackRock, will serve as the investment adviser to the Acquiring Fund. The same individuals currently responsible for the day-to-day portfolio management of the Target Fund will continue to be responsible for the day-to-day portfolio management of the Acquiring Fund. The Target Fund and the Acquiring Fund have identical investment objectives, fundamental investment policies and investment strategies.

Q:	Will the fees and expenses of the Acquiring Fund be the same or lower than the fees and expenses of the Target Fund?

A:	Yes. Following the Reorganization, the Acquiring Fund is expected to have a lower net expense ratio than each share class of the Target Fund.

Q:	Are there other benefits that I will experience as a shareholder of the Acquiring Fund?

A:

Yes. In addition to lower net expenses, as a shareholder of the Acquiring Fund you will also benefit from additional trading flexibility, increased transparency, and the potential for enhanced tax efficiency.

●

Additional Trading Flexibility. As a shareholder of the Target Fund you can only purchase or redeem your shares of the Target Fund at a price based on the Target Fund’s NAV that is next calculated after your order is received by the Target Fund. This NAV is calculated once per business day. As a shareholder of the Acquiring Fund, however, you will be able to purchase and sell shares of the Acquiring Fund throughout a trading day on the secondary market. These trades will occur at market prices, which may be higher or lower than the Acquiring Fund’s NAV. This intraday liquidity will give you the opportunity to act on purchase and sale decisions immediately, rather than waiting to transact at the Acquiring Fund’s NAV.

●

Increased Transparency. Currently, the Target Fund only provides periodic disclosure of its complete portfolio holdings. Following the Reorganization, however, the Acquiring Fund will make its complete portfolio holdings public each business day. This holdings information, along with other information about the Acquiring Fund, will be found on the Acquiring Fund’s website at www.blackrock.com.

●

Potential for Enhanced Tax Efficiency. Shareholders of the Acquiring Fund may be able to benefit from the potential for greater tax efficiency with the ETF structure. ETFs generally experience fewer taxable portfolio transactions than mutual funds due to the secondary market liquidity of the ETF structure, potentially resulting in reduced taxable distributions to shareholders.

Q:	Will I be subject to comparable investment risks as a shareholder of the Acquiring Fund?

A:

Yes. As noted above, the Target Fund and the Acquiring Fund have identical investment objectives, fundamental investment policies and investment strategies. Therefore, the Acquiring Fund will be subject to substantially similar investment risks as the Target Fund.

For additional discussion of these and other risk factors, please see the section entitled “Comparison of the Funds—Investment Risks.”

Q:	Will I be subject to additional ETF-specific structural risks as a shareholder of the Acquiring Fund?

A:

Yes. As a shareholder of the Acquiring Fund, you will be subject to risks related to the Acquiring Fund’s ETF structure. For example, you will be subject to the risk that shares of your Acquiring Fund will trade at market prices that are above (premium) or below (discount) the Acquiring Fund’s NAV. You will also be subject to the risk that your Acquiring Fund’s “authorized participants,” which are the only entities that are permitted to engage in creation or redemption transactions directly with the Acquiring Fund, do not engage in such transactions, which could cause the Acquiring Fund’s shares to trade at a discount to NAV and possibly face trading halts and/or delisting.

For additional discussion of these and other risk factors, please see the section entitled “Comparison of the Funds—Investment Risks.”

Q:	Is there anything else that will be different once I am a shareholder of the Acquiring Fund?

A:

Yes. As a shareholder of the Target Fund, you can only purchase or redeem your shares of the Target Fund at a price based on the Target Fund’s NAV that is next calculated after your order is received by the Target Fund, subject to any applicable sales charges and fees.

Individual Acquiring Fund shares may only be purchased and sold on the secondary market through a broker at market prices. When you buy or sell shares of the Acquiring Fund through a broker, you may incur a brokerage commission or other charges imposed by the broker.

In addition, the Target Fund operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio, but with different availability and eligibility criteria, sales charges, expenses, dividends and distributions. In contrast, the Acquiring Fund, by virtue of operating in an ETF structure, will not issue multiple classes of shares. Unlike shareholders of the Target Fund, shareholders of the Acquiring Fund will not own a particular class of shares.

In contrast to the Target Fund, which provides for automatic reinvestment of dividends at net asset value without a sales charge, no dividend reinvestment service is provided by the Acquiring Fund.

Q:	Will the Target Fund or Acquiring Fund charge shareholders any sales charges (loads), commissions, or other similar fees in connection with the Reorganization?

A:	No. Neither the Target Fund nor the Acquiring Fund will charge shareholders any sales charges (loads), commissions, or other similar fees in connection with the Reorganization.

Q:	When is the Reorganization expected to occur?

A:	The Reorganization is anticipated to occur as of the close of trading on the New York Stock Exchange (the “NYSE”) on January 23, 2026 (the “Closing Date”).

v

Q:	Will the Reorganization create a taxable event for me?

A:

The Reorganization is expected to qualify as a tax-free “reorganization” under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). If the Reorganization qualifies for such tax-free treatment, the Target Fund shareholders would recognize no gain or loss for U.S. federal income tax purposes upon the exchange of Target Fund shares for Acquiring Fund shares pursuant to the Reorganization (except with respect to cash received).

The redemption of Target Fund shares or the transfer of Target Fund shares to a different investment option prior to the Reorganization, or the receipt of cash or shares in a fund other than the Acquiring Fund in exchange for Target Fund shares is expected to be a taxable transaction to shareholders in non-tax qualified accounts, with such a shareholder recognizing taxable gain or loss equal to the difference between the tax basis in its Target Fund shares and the amount of cash or the value of other property received.

Prior to the Reorganization, the Target Fund intends to distribute to its shareholders all investment company taxable income and net tax-exempt income realized prior to the Reorganization, and net capital gains (if any) realized through January 16, 2026, not previously distributed to shareholders, and such distribution of investment company taxable income, net tax-exempt income and net realized capital gains are generally subject to federal (and potentially state and local) income tax to shareholders in non-tax qualified accounts and is in addition to other distributions that have been made by the Target Fund or will be made by the Acquiring Fund during the taxable year.

You are urged to consult with your tax adviser concerning the tax consequences of the Reorganization.

Q:	Can I purchase, redeem, or exchange shares of the Target Fund before the Reorganization takes place?

A:

Yes. Purchase orders must be received by the Target Fund by January 16, 2026 (December 31, 2025 for direct accounts and direct IRAs). Exchange orders from another BlackRock fund must be received by the Target Fund by January 22, 2026 (January 16, 2026 for direct accounts and direct IRAs). Redemption orders must be received by the Target Fund by January 22, 2026. These dates may change if the Closing Date of the Reorganization changes. Any changes to the Closing Date of the Reorganization will be communicated to shareholders.

If you redeem or exchange your Target Fund shares, you will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them, if the Target Fund shares are held in a taxable account. Such redemptions and exchanges may be subject to any applicable contingent deferred sales charges. Beginning on December 1, 2025, no contingent deferred sales charges will be imposed on redemptions of Investor A Shares or Investor C Shares.

The last day that dividend reinvestments in the Target Fund will be available is January 16, 2026. Subsequent dividend distributions will be paid in cash in advance of the Reorganization.

Q:	Who will pay for the Reorganization?

A:

The Target Fund will bear the expenses incurred in connection with the Reorganization (including auditor and legal fees and the costs of preparing and filing the Combined Prospectus/Information Statement), which are estimated to be $297,125. BlackRock determined that it was appropriate for such costs to be borne by the Target Fund given the benefits expected to be experienced by many shareholders of the Target Fund, including lower net expenses, additional trading flexibility, increased portfolio holdings transparency and potential enhanced tax efficiency. The foregoing estimated expenses will be borne by the Target Fund, regardless of whether the Reorganization is consummated.

Q:	Whom do I contact if I have questions?

A:	You can contact your financial advisor for further information. Direct shareholders may contact the Target Fund at (800) 441-7762.

Important additional information about the Reorganization is set forth in the accompanying Combined

Prospectus/Information Statement.

Please read it carefully.

IMPORTANT NOTICE ABOUT YOUR TARGET FUND ACCOUNT

QUESTIONS & ANSWERS

The following is a brief Q&A that provides information to help you to determine if you need to take action with respect to your shareholder account prior to the Reorganization in order to receive shares of the Acquiring Fund.

Q:	What types of shareholder accounts can receive shares of the Acquiring Fund as part of the Reorganization?

A:

If you hold your shares of the Target Fund in a brokerage account that permits you to purchase securities traded in the stock market, such as ETFs or other types of stocks, then you will be eligible to receive shares of the Acquiring Fund in the Reorganization. No further action is required.

Q:	What types of shareholder accounts cannot receive shares of the Acquiring Fund as part of the Reorganization?

A:	The following account types cannot hold shares of ETFs:

Non-Accommodating Brokerage Accounts. If you hold your shares of the Target Fund in a brokerage account with a financial intermediary that only allows you to hold shares of mutual funds in the account, you will need to contact your financial intermediary to set up a brokerage account that permits investments in ETF shares. If such a change is not made before the Reorganization, you will not receive shares of the Acquiring Fund as part of the Reorganization. Instead, your investment will be liquidated and you will receive cash equal in value to the NAV of your Target Fund shares.

Non-Accommodating Retirement Accounts. If you hold your shares of the Target Fund through an IRA or group retirement plan whose plan sponsor does not have the ability to hold shares of ETFs on its platform, you may need to redeem your shares prior to the Reorganization or, if applicable, your financial intermediary may transfer your investment in the Fund to a different investment option prior to the Reorganization. If either such a change is not made before the Reorganization, you will not receive shares of the Acquiring Fund as part of the Reorganization. Instead, your investment will be liquidated and you will receive cash equal in value to the NAV of your Target Fund shares.

Direct Accounts. If you hold your shares of the Target Fund in an account directly with the Target Fund at its transfer agent, BNY Mellon Investment Servicing (US) Inc. (a “direct account”), you should transfer your shares of the Target Fund to a brokerage account that can accept shares of the Acquiring Fund prior to the Reorganization. For this purpose, a direct account includes a direct IRA. If you hold your shares of the Target Fund through a direct IRA and do not take action prior to January 16, 2026, your Target Fund shares will be exchanged for shares of BlackRock Summit Cash Reserves Fund (the “Money Market Fund”), a series of BlackRock Financial Institutions Series Trust, equal in value to the NAV of your Target Fund shares. Such shareholders holding Investor A Shares of the Fund will be exchanged into Investor A Shares of the Money Market Fund, such shareholders holding Investor C Shares of the Fund will be exchanged into Investor C Shares of the Money Market Fund, and such shareholders holding Institutional Shares or Class K Shares of the Fund will be exchanged into Institutional Shares of the Money Market Fund. You have a direct account if you receive quarterly account statements directly from the Target Fund and not from a third-party broker-dealer.

The redemption of Target Fund shares or the transfer of Target Fund shares to a different investment option prior to the Reorganization, or the receipt of cash or shares in a fund other than the Acquiring Fund in exchange for Target Fund shares, is expected to be a taxable transaction to shareholders in non-tax qualified accounts.

If you are unsure about the ability of your account to accept shares of the Acquiring Fund, please call (800) 441-7762 or contact your financial advisor or other financial intermediary.

Q:	How do I transfer my Target Fund shares from a direct account to a brokerage account that will accept Acquiring Fund shares?

A:

Transferring your shares from a direct account to a brokerage account that can accept shares of the Acquiring Fund should be a simple process. If you have a brokerage account or a relationship with a brokerage firm, please talk to your broker and inform the broker that you would like to transfer a mutual fund position that you hold directly with the Target Fund into your brokerage account. Also inform your broker that such an account will need to be set up to accept shares of an ETF, such as the Acquiring Fund. If you don’t have a brokerage account or a relationship with a brokerage firm, you will need to open an account.

We suggest you provide your broker with a copy of your quarterly statement from the Target Fund. Your broker will require your account number with the Target Fund, which can be found on your statement. Your broker will help you complete a form to initiate the transfer. Once you sign that form, your broker will submit the form to the transfer agent directly, and the shares will be transferred into your brokerage account. The sooner you initiate the transfer, the better.

Q:	How do I transfer my Target Fund shares from a non-accommodating brokerage account to a brokerage account that will accept Acquiring Fund shares?

A:

The broker where you hold your Target Fund shares should be able to assist you in changing the characteristics of your brokerage account to an account that is permitted to invest in ETF shares. Contact your broker right away to make the necessary changes to your account.

Q:	What will happen if I do not have a brokerage account that can accept Acquiring Fund shares at the time of the Reorganization?

A:

In order to receive shares of the Acquiring Fund as part of the Reorganization, you must hold your shares of the Target Fund through a brokerage account that can accept shares of an ETF (the Acquiring Fund) on the Closing Date of the Reorganization.

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Non-Accommodating Brokerage Accounts. If you hold your shares of the Target Fund in a brokerage account with a financial intermediary that only allows you to hold shares of mutual funds in the account, you will need to contact your financial intermediary to set up a brokerage account that permits investments in ETF shares. If such a change is not made before the Reorganization, you will not receive shares of the Acquiring Fund as part of the Reorganization. Instead, your investment will be liquidated and you will receive cash equal in value to the NAV of your Target Fund shares.

●

Non-Accommodating Retirement Accounts. If you hold your shares of the Target Fund through an IRA or group retirement plan whose plan sponsor does not have the ability to hold shares of ETFs on its platform, you may need to redeem your shares prior to the Reorganization or, if applicable, your financial intermediary may transfer your investment in the Fund to a different investment option prior to the Reorganization. If either such a change is not made before the Reorganization, you will not receive shares of the Acquiring Fund as part of the Reorganization. Instead, your investment will be liquidated and you will receive cash equal in value to the NAV of your Target Fund shares.

●

Direct Accounts. If you hold your shares of the Target Fund in a direct account, you should transfer your shares of the Target Fund to a brokerage account that can accept shares of the Acquiring Fund prior to the Reorganization. If such a change is not made before January 16, 2026, you will not receive shares of the Acquiring Fund as part of the Reorganization. Instead, your investment will be liquidated on January 16, 2026 and you will receive cash equal in value to the NAV of your Target Fund shares.

●

Direct IRA. If you hold your shares of the Target Fund through a direct IRA and you do not take action to transfer your investment in the Target Fund to a different investment option prior to January 16, 2026, your Target Fund shares will be exchanged for shares of BlackRock Summit Cash Reserves Fund (the “Money Market Fund”), a series of BlackRock Financial Institutions Series Trust, equal in value to the

NAV of your Target Fund shares. Such shareholders holding Investor A Shares of the Fund will be exchanged into Investor A Shares of the Money Market Fund, such shareholders holding Investor C Shares of the Fund will be exchanged into Investor C Shares of the Money Market Fund, and such shareholders holding Institutional Shares or Class K Shares of the Fund will be exchanged into Institutional Shares of the Money Market Fund.

In some cases, the liquidation of your investment and return of cash, or the transfer of your investment, may be subject to fees and expenses and it may take time for you to receive your cash. Additionally, the redemption of Target Fund shares or the transfer of Target Fund shares to a different investment option prior to the Reorganization, or the receipt of cash or shares in a fund other than the Acquiring Fund in exchange for Target Fund shares, is expected to be a taxable transaction to shareholders in non-tax qualified accounts. Please consult with your financial intermediary for more information on the impact that the Reorganization will have on you and your investments.

Q:	What if I do not want to own shares of the Acquiring Fund?

A:

If you do not want to receive shares of the Acquiring Fund in connection with the Reorganization, you can exchange your Target Fund shares for shares of another BlackRock mutual fund or redeem your Target Fund shares. Prior to doing so, however, you should consider the tax consequences associated with either action. Each of the exchange of your Target Fund shares for shares of another BlackRock mutual fund or the redemption of your Target Fund shares will be a taxable transaction to shareholders in non-tax qualified accounts. The last date to exchange your shares into another BlackRock mutual fund prior to the Reorganization is January 22, 2026. The last date to redeem your shares prior to the Reorganization is January 22, 2026. This date may change if the Closing Date of the Reorganization changes. Any changes to the Closing Date of the Reorganization will be communicated to shareholders.

x

The information in this Combined Prospectus/Information Statement is not complete and may be changed. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. The securities described herein may not be sold until the registration statement becomes effective. This Combined Prospectus/Information Statement is not an offer to sell or the solicitation of an offer to buy securities and is not offering or soliciting an offer to buy these securities in any state in which the offer, solicitation or sale would be unlawful.

SUBJECT TO COMPLETION, DATED JUNE 6, 2025

COMBINED PROSPECTUS/INFORMATION STATEMENT

BLACKROCK FUNDS V

BlackRock Mortgage-Backed Securities Fund

BLACKROCK ETF TRUST II

iShares Mortgage-Backed Securities Active ETF

100 Bellevue Parkway

Wilmington, Delaware 19809

(800) 441-7762

This Combined Prospectus/Information Statement is furnished to you as a shareholder of BlackRock Mortgage-Backed Securities Fund (“Target Fund”), a series of BlackRock Funds V (the “Target Trust”), a Massachusetts business trust. As provided in an Agreement and Plan of Reorganization (the “Reorganization Agreement”), the Target Fund will be reorganized into iShares Mortgage-Backed Securities Active ETF (the “Acquiring Fund”), a newly-created series of BlackRock ETF Trust II (the “Acquiring Trust”), a Delaware statutory trust. Following the reorganization, the Target Fund will be liquidated (such reorganization and liquidation, the “Reorganization”). The Target Fund is advised by BlackRock Advisors, LLC (“BlackRock”). The Acquiring Fund is advised by BlackRock Fund Advisors (“BFA”), an investment adviser under common control with BlackRock.

The Target Fund and the Acquiring Fund are each referred to as a “Fund” and collectively referred to as the “Funds.” Following the completion of the Reorganization, the Acquiring Fund may be referred to as the “Combined Fund.”

The Target Fund currently operates as an open-end mutual fund. The Target Fund will be reorganized into an exchange-traded fund (“ETF”) though the reorganization of the Target Fund into the Acquiring Fund. Following the reorganization, the Target Fund will be liquidated. The Acquiring Fund will continue to be managed by BFA.

The Board of Trustees of the Target Trust (the “Target Trust Board”) and the Board of Trustees of the Acquiring Trust (the “Acquiring Trust Board”) have determined that the Reorganization is in the best interests of each Fund, and that the interests of the Target Fund’s shareholders will not be diluted as a result of the Reorganization. The Target Trust Board has also determined that the Reorganization will not have a material adverse effect on the shareholders of each share class of the Target Fund.

WE ARE NOT ASKING FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY

The Target Fund and the Acquiring Fund pursue identical investment objectives and employ identical investment strategies to achieve their respective investment objectives.

The investment objective of the Target Fund and the Acquiring Fund is provide shareholders with as high a level of income exempt from Federal income taxes as is consistent with the investment policies of the Fund. For more information on each Fund’s investment strategies, see “Summary—Investment Objectives, Investment Processes, Principal Investment Strategies and Other Strategies” below.

i

The Target Fund will transfer all of its assets to the Acquiring Fund in exchange for the assumption by the Acquiring Fund of certain liabilities of the Target Fund and newly-issued shares of such Acquiring Fund (the “Acquiring Fund Shares”). Immediately thereafter, the Target Fund will distribute Acquiring Fund Shares to its shareholders pro rata, except as noted below. After distributing the Acquiring Fund Shares, the Target Fund will be terminated, dissolved and liquidated.

The Reorganization is expected to qualify as a tax-free reorganization for U.S. federal income tax purposes. If you remain a shareholder of the Target Fund on the Closing Date of the Reorganization, you will receive shares of the Acquiring Fund and, in some cases, cash that combined with the shares have the same value as your shares of the Target Fund on that date. Shares of the Acquiring Fund are not issued in fractional shares, so cash will be paid to some shareholders in lieu of fractional shares of the Acquiring Fund, which cash payment may be taxable to shareholders in non-tax qualified accounts. If you hold your shares directly with the Target Fund, your investment will be liquidated on January 16, 2026. If you hold your shares of the Target Fund through a brokerage account that cannot accept shares of an ETF, you will not receive shares of the Acquiring Fund as part of the Reorganization. Instead, your investment will be liquidated and you will receive cash equal in value to the net asset value (“NAV”) of your Target Fund shares. If you hold your shares of the Target Fund through a direct individual retirement account (“IRA”) and do not take action prior to January 16, 2026, your Target Fund shares will be exchanged for shares of BlackRock Summit Cash Reserves Fund (the “Money Market Fund”), a series of BlackRock Financial Institutions Series Trust, equal in value to the NAV of your Target Fund shares. Such shareholders holding Investor A Shares of the Fund will be exchanged into Investor A Shares of the Money Market Fund, such shareholders holding Investor C Shares of the Fund will be exchanged into Investor C Shares of the Money Market Fund, and such shareholders holding Institutional Shares or Class K Shares of the Fund will be exchanged into Institutional Shares of the Money Market Fund. Alternatively, if you hold your shares of the Target Fund through an account with a financial intermediary that is not able to hold shares of the Acquiring Fund, like many group retirement plans, your financial intermediary may transfer your investment in the Target Fund to a different investment option prior to the Reorganization. In some cases, the liquidation of your investment and return of cash, or the transfer of your investment, may be subject to fees and expenses and it may take time for you to receive your cash. Additionally, the redemption of Target Fund shares or the transfer of Target Fund shares to a different investment option prior to the Reorganization, or the receipt of cash or shares in a fund other than the Acquiring Fund in exchange for Target Fund shares, is expected to be a taxable transaction to shareholders in non-tax qualified accounts. Please consult with your financial intermediary for more information on the impact that the Reorganization will have on you and your investments.

THIS COMBINED PROSPECTUS/INFORMATION STATEMENT IS FOR INFORMATION PURPOSES ONLY, AND YOU DO NOT NEED TO DO ANYTHING IN RESPONSE TO RECEIVING IT EXCEPT TO CHECK FOR WHETHER YOU HAVE A BROKERAGE ACCOUNT THAT CAN ACCEPT SHARES OF AN ETF.

The aggregate NAV of the Acquiring Fund Shares received in the Reorganization by the Target Fund will equal the aggregate NAV of the shares of the Target Fund held by such shareholders of the Target Fund immediately prior to the Reorganization minus any cash paid to some shareholders of the Acquiring Fund as discussed above.

The Reorganization is anticipated to occur as of the close of trading on the NYSE on January 23, 2026 (the “Closing Date”).

In preparation for the closing of the Reorganization, purchase orders must be received by the Target Fund by January 16, 2026 (December 31, 2025 for existing shareholders that hold shares of the Target Fund in an account directly with the Target Fund at its transfer agent, BNY Mellon Investment Servicing (US) Inc. (a “direct account”) or through a direct IRA). Exchange orders from another BlackRock fund must be received by the Target Fund by January 22, 2026 (January 16, 2026 for existing direct accounts and direct IRAs). Redemption orders must be received by the Target Fund by January 22, 2026. These dates may change if the Closing Date of the Reorganization changes. Any changes to the Closing Date of the Reorganization will be communicated to shareholders.

Any shares of the Target Fund that you hold after the final redemption date listed above will be reorganized into shares of the Acquiring Fund as a result of the Reorganization (unless you hold your shares of the Target Fund through an account with a financial intermediary that is not able to hold shares of the Acquiring Fund, as described above).

ii

The Acquiring Fund is expected to begin trading on or about January 26, 2026.

This Combined Prospectus/Information Statement sets forth concisely the information shareholders of the Target Fund should know before the Reorganization and constitutes an offering of shares of the Acquiring Fund being issued in the Reorganization. Please read it carefully and retain it for future reference.

The following documents containing additional information about each Fund, each having been filed with the Securities and Exchange Commission (the “SEC”), are incorporated by reference into (legally form a part of) this Combined Prospectus/Information Statement:

●	the Statement of Additional Information dated [●], 2025 (the “Reorganization SAI”), relating to this Combined Prospectus/Information Statement;

●	the Prospectuses relating to the Target Fund, dated January 28, 2025, as supplemented (the “Target Fund Prospectus”);

●	the Statement of Additional Information relating to the Target Fund, dated January 28, 2025, as supplemented (the “Target Fund SAI”);

●	the Prospectus relating to the Acquiring Fund, dated [July 22], 2025, subject to completion (the “Acquiring Fund Prospectus”);

●	the Statement of Additional Information relating to the Acquiring Fund, dated [July 22], 2025, subject to completion (the “Acquiring Fund SAI”);

●	the Annual Financial Statements relating to the Target Fund (the “Target Fund Annual Financial Statements”), for the fiscal year ended September 30, 2024, as filed with the SEC on Form N-CSR; and

●	the Semi-Annual Financial Statements relating to the Target Fund (the “Target Fund Semi-Annual Financial Statements”), for the fiscal period ended March 31, 2025, as filed with the SEC on Form N-CSR.

Except as otherwise described herein, the policies and procedures set forth under “Shareholder Information” in the Acquiring Fund Prospectus will apply to the shares issued by the Acquiring Fund in connection with the Reorganization.

Because the Acquiring Fund has not yet commenced operations, no financial statements are available for it.

Copies of the foregoing can be obtained on a website maintained by BlackRock, Inc. at www.blackrock.com. In addition, each Fund will furnish, without charge, a copy of any of the foregoing documents to any shareholder upon request. Any such request should be directed to BlackRock, Inc. by calling (800) 441-7762 or by writing to the respective Fund at P.O. Box 534429, Pittsburgh, Pennsylvania 15253-4429. The foregoing documents are available on the EDGAR Database on the SEC’s website at www.sec.gov. The address of the principal executive offices of each of the Funds is 100 Bellevue Parkway, Wilmington, Delaware 19809 and the telephone number is (800) 441-7762.

Each Fund is subject to the informational requirements of the Securities Act of 1933, as amended, the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act” or “Investment Company Act”), and in accordance therewith, files reports, information statements, proxy materials and other information with the SEC. Materials filed with the SEC can be reviewed and downloaded from the SEC’s website at www.sec.gov.

No person has been authorized to give any information or make any representation not contained in this Combined Prospectus/Information Statement and, if so given or made, such information or representation must not be relied upon as having been authorized. This Combined Prospectus/Information Statement does not constitute an offer to sell or a solicitation of an offer to buy any securities in any jurisdiction in which, or to any person to whom, it is unlawful to make such offer or solicitation.

iii

The SEC has not approved or disapproved of these securities or passed upon the adequacy of this Combined Prospectus/Information Statement. Any representation to the contrary is a criminal offense.

The date of this Combined Prospectus/Information Statement is [●], 2025.

iv

[TABLE OF CONTENTS]

v

SUMMARY

The following is a summary of certain information contained elsewhere in this Combined Prospectus/Information Statement and is qualified in its entirety by reference to the more complete information contained herein. Shareholders should read the entire Combined Prospectus/Information Statement carefully.

BlackRock Mortgage-Backed Securities Fund (the “Target Fund”) is a series of BlackRock Funds V (the “Target Trust”), a Massachusetts business trust. iShares Mortgage-Backed Securities Active ETF (the “Acquiring Fund”) is a series of BlackRock ETF Trust II (the “Acquiring Trust”), a Delaware statutory trust. The Funds are diversified, and the Target Trust and Acquiring Trust are open-end management investment companies, registered with the Securities and Exchange Commission (“SEC”).

The Target Fund and the Acquiring Fund are each referred to as a “Fund” and collectively referred to as the “Funds.” The Acquiring Fund, following completion of the Reorganization (as defined below), may be referred to as the “Combined Fund” in this Combined Prospectus/Information Statement.

BlackRock Advisors, LLC (“BlackRock”) serves as the investment adviser of the Target Fund. BlackRock Fund Advisors (“BFA”), an investment adviser under common control with BlackRock, serves as the investment adviser of the Acquiring Fund. The Target Fund publicly offers its shares on a continuous basis, and shares may be purchased through the Target Fund’s distributor, BlackRock Investments, LLC (“BRIL,” or the “Distributor”), and certain intermediaries. Shares of the Acquiring Fund may be acquired or redeemed directly from the Acquiring Fund only in aggregations of a specified number of shares (“Creation Units”) or multiples thereof. Only an “authorized participant” may engage in creation or redemption transactions directly with the Acquiring Fund. Once created, shares of the Acquiring Fund generally trade in the secondary market in amounts less than a Creation Unit.

The investment objectives and investment strategies, principal risks, performance, fees and expenses and other comparative information concerning the Target Fund and the Acquiring Fund are discussed below.

Board Approval and Structure of the Reorganization. The reorganization of the Target Fund into the Acquiring Fund was approved unanimously by the Board of Trustees of the Acquiring Trust (the “Acquiring Trust Board”) and the Board of Trustees of the Target Fund (the “Target Trust Board” and together with the Acquiring Trust Board, the “Boards” and each, a “Board”), including by the Trustees who are not “interested persons” (as defined in 1940 Act) (the “Independent Board Members”). Following the reorganization, the Target Fund will be liquidated (such reorganization and liquidation, a “Reorganization”).

The Reorganization will be accomplished in accordance with the Agreement and Plan of Reorganization (the “Reorganization Agreement”). The Reorganization provides for:

●

the transfer of all of the assets of the Target Fund to the Acquiring Fund in exchange for the assumption by the Acquiring Fund of certain stated liabilities of the Target Fund and newly issued shares of the Acquiring Fund (the “Acquiring Fund Shares”);

●	The distribution of the Acquiring Fund Shares pro rata by the Target Fund to its shareholders (except as noted below); and

●	the termination, dissolution and liquidation of the Target Fund.

If you remain a shareholder of the Target Fund on the Closing Date (as defined below) of the Reorganization, you will receive shares of the Acquiring Fund and, in some cases, cash that combined with the shares have the same value as your shares of the Target Fund on that date. Shares of the Acquiring Fund are not issued in fractional shares, so cash will be paid to some shareholders in lieu of fractional shares of the Acquiring Fund, which cash payment may be taxable. If you hold your shares directly with the Target Fund, your investment will be liquidated on January 16, 2026. If you hold your shares of the Target Fund through a brokerage account that cannot accept shares of an ETF, you will not receive shares of the Acquiring Fund as part of the Reorganization. Instead, your investment will be liquidated and you will receive cash equal in value to the NAV of your Target Fund shares. If you hold your shares of the Target Fund through a direct individual retirement account (“IRA”) and do not take action prior to January 16, 2026, your Target Fund shares will be exchanged for shares of BlackRock Summit Cash Reserves Fund (the “Money Market Fund”), a series of BlackRock Financial Institutions Series Trust, equal in value to the NAV of your Target Fund shares. Such shareholders holding Investor A Shares of the Fund will be exchanged into Investor A Shares of the Money Market Fund, such shareholders holding Investor C Shares of the Fund will be exchanged into Investor C Shares of the Money Market Fund, and such shareholders holding Institutional Shares or Class K Shares of the Fund will be exchanged into Institutional Shares of the Money Market Fund. The redemption of Target Fund shares or the transfer of Target Fund shares to a different investment option prior to the Reorganization, or the receipt of cash or shares in a fund other than the Acquiring Fund in exchange for Target Fund shares, is expected to be a taxable transaction to shareholders in non-tax qualified accounts.

The Reorganization is anticipated to occur as of the close of trading on the NYSE on January 23, 2026 (the “Closing Date”).

Background and Reasons for the Reorganization

BlackRock proposed that the Target Fund be reorganized into the Acquiring Fund because of certain benefits associated with the ETF structure, which BlackRock believes will better serve the interests of the Target Fund shareholders. As discussed in more detail below, these shareholder benefits include lower net expenses, additional trading flexibility, increased transparency and the potential for enhanced tax efficiency.

●

Additional Trading Flexibility. As a shareholder of the Target Fund you can only purchase or redeem your shares of the Target Fund at a price based on the Target Fund’s NAV that is next calculated after your order is received by the Target Fund. This NAV is calculated once per business day. As a shareholder of the Acquiring Fund, however, you will be able to purchase and sell shares of the Acquiring Fund throughout a trading day on the secondary market. These trades will occur at market prices, which may be higher or lower than the Acquiring Fund’s NAV. This intraday liquidity will give you the opportunity to act on purchase and sale decisions immediately, rather than waiting to transact at the Acquiring Fund’s NAV.

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Increased Transparency. Currently, the Target Fund only provides periodic disclosure of its complete portfolio holdings. Following the Reorganization, however, the Acquiring Fund will make its complete portfolio holdings public each business day. This holdings information, along with other information about the Acquiring Fund, will be found on the Acquiring Fund’s website at www.blackrock.com.

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Potential for Enhanced Tax Efficiency. Shareholders of the Acquiring Fund may be able to benefit from the potential for greater tax efficiency with the ETF structure. ETFs generally experience fewer taxable portfolio transactions than mutual funds due to the secondary market liquidity of the ETF structure, potentially resulting in reduced taxable distributions to shareholders.

At a meeting held on June 5, 2025 (the “Approval Meeting”), the Reorganization Agreement was approved unanimously by the Target Trust Board Members and the Acquiring Trust Board Members, including by all of the Independent Board Members. The Boards determined that, based on an assumption that all of the facts and circumstances existing at the time of closing of the Reorganization are not materially different from those presented to the Boards at the Approval Meeting, the Reorganization is in the best interests of each Fund and that the interests of the Target Fund’s shareholders will not be diluted as a result of the Reorganization. The Boards have also determined that the Reorganization will not have a material adverse effect on the shareholders of each share class of the Target Fund. The Boards’ determinations were based on a comprehensive evaluation of the information provided to it. During the review, the Boards did not identify any particular information or consideration that was all-important or controlling.

Results of Process

In reaching its determinations with respect to the Reorganization, the Boards considered a number of factors presented at the time of the Approval Meeting, including, but not limited to, the following:

●

the investment objectives and fundamental investment restrictions of the Funds are identical; the investment strategies of the Funds are identical and the Funds are subject to substantially similar investment risks; and the non-fundamental investment restrictions of the Funds are identical. The Boards considered the differences in the investment strategies and investment risks. See “Comparison of the Funds—Investment Risks”;

●

assuming the Reorganization had occurred on January 23, 2026, the Combined Fund would have (A) total annual fund operating expenses that are estimated to be lower than those of each of the share classes of the Target Fund prior to the Reorganization and (B) net annual fund operating expenses that are estimated to be lower than those of each of the share classes of the Target Fund prior to the Reorganization, after giving effect to all applicable contractual fee and expense waivers and/or reimbursements that BFA has agreed to continue through June 30, 2027;

●	the contractual management fee rates for the Combined Fund are expected to be lower than the contractual advisory fee rates for the Target Fund;

●	the net annual fund operating expenses for the Combined Fund are expected to be lower than those of the share classes of the Target Fund;

●

the same portfolio managers (as described in “Comparison of the Funds—Management of the Funds”) that currently manage the Target Fund are expected to manage the Combined Fund following the closing of the Reorganization;

●

the shareholders of the Target Fund will not pay any sales charges in connection with the Reorganization. Shareholders of the Target Fund will receive shares of the Acquiring Fund, as indicated below in “Information about the Reorganization—General”;

●	the Distributor’s voluntary waiver of all Distribution and/or Service (12b-1) Fees on Investor A Shares and Investor C Shares beginning on December 1, 2025;

●

there is expected to be no gain or loss recognized by shareholders for U.S. federal income tax purposes as a result of the Reorganization (except with respect to cash received), because the Reorganization is expected to be a tax-free reorganization for U.S. federal income tax purposes. Prior to the Reorganization, however, the Target Fund intends to distribute to its shareholders all of its investment company taxable income and net tax-exempt income realized prior to the Reorganization, and net capital gains (if any) realized through January 16, 2026, not previously distributed to shareholders, and such distribution of investment company taxable income, net tax-exempt income and net realized capital gains are generally subject to federal (and potentially state and local) income tax to shareholders in non-tax qualified accounts and is in addition to other distributions that have been made by the Target Fund or will be made by the Acquiring Fund during the taxable year;

●

the Target Fund and the Acquiring Fund use the same methodology for valuing their assets, each shareholder of the Target Fund will receive shares of the Acquiring Fund with an aggregate NAV equal to the aggregate NAV such shareholder of the Target Fund owns immediately prior to the Reorganization (unless such shareholder holds shares of the Target Fund through a brokerage account that cannot accept shares of the Acquiring Fund, through a direct individual retirement account or through an account with a financial intermediary that is not able to hold shares of the Acquiring Fund), the interests of the shareholders of the Target Fund will not be diluted as a result of the Reorganization and the Reorganization will not have a material adverse effect on the shareholders of each share class of the Target Fund participating in the Reorganization; and

●

The Target Fund will bear the expenses incurred in connection with the Reorganization (including auditor and legal fees and the costs of preparing and filing the Combined Prospectus/Information Statement), which are estimated to be $297,125. The foregoing estimated expenses will be borne by the Target Fund regardless of whether the Reorganization is consummated.

Investment Objectives, Investment Processes, Principal Investment Strategies and Other Strategies

Comparison of the Target Fund and the Acquiring Fund

Investment Objectives. The investment objectives of the Target Fund and the Acquiring Fund are identical. The Target Fund and the Acquiring Fund have an investment objective to seek to maximize total return, consistent with income generation and prudent investment management. The investment objective of each Fund is non-fundamental, which means that it can be changed without the approval of the Fund’s shareholders.

Following completion of the Reorganization, the Combined Fund will have the same investment objective as the Funds. The investment objective of the Combined Fund will be a non-fundamental policy and may be changed without shareholder approval.

Investment Processes. The investment processes of the Target Fund and the Acquiring Fund are identical. Fund management for both Funds considers a variety of factors when choosing investments. Securities are purchased for each Fund when the management team determines that such securities have the potential for above-average total return. Fund management for both Funds will consider selling a security when it determines that such security no longer offers value. Each Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Following completion of the Reorganization, the Combined Fund will have the same investment process as the Funds.

Principal Investment Strategies. The Target Fund and the Acquiring Fund employ identical principal investment strategies in seeking to achieve their objectives.

Under normal circumstances, each Fund seeks to achieve its objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, in mortgage-backed securities (“MBS”) and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. Such securities include, but are not limited to, securities issued by Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”) as well as other U.S. Government securities. The 80% policy is a non-fundamental policy of each Fund and may not be changed without 60 days’ prior notice to shareholders.

Each Fund may participate in to be announced (“TBA”) transactions. A TBA transaction is a method of trading MBS where the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price at the time the contract is entered into but the MBS are delivered in the future, generally 30 days later. The actual pools of MBS delivered in a TBA transaction typically are not determined until two days prior to settlement date.

Under normal circumstances, each Fund seeks to maintain an average portfolio duration that is within ±1 year of the duration of the Bloomberg U.S. MBS Index. Duration is a mathematical calculation of the average life of a bond (or bonds in a bond fund) that serves as a useful measure of its price risk. Each year of duration represents an expected 1% change in the net asset value of a bond fund for every 1% immediate change in interest rates. For example, if a bond fund has an average duration of four years, its net asset value will fall about 4% when interest rates rise by one percentage point. Conversely, the bond fund’s net asset value will rise about 4% when interest rates fall by one percentage point. Duration, which measures price sensitivity to interest rate changes, is not necessarily equal to average maturity. As of [XX] the duration of the Bloomberg U.S. MBS Index was [XX] years, as calculated by Fund management.

Each Fund makes investments in residential and commercial MBS as well as other asset backed securities. Asset-backed securities are bonds that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables. MBS are asset-backed securities based on a particular type of asset, a mortgage. There is a wide variety of MBS involving commercial or residential, fixed rate or adjustable rate mortgages and mortgages issued by banks or government agencies.

Each Fund may buy or sell options or futures on a security or an index of securities, or enter into credit default swaps and interest rate transactions, including swaps (collectively, commonly known as derivatives). In entering into a credit default swap, one party would pay a counterparty a periodic stream of payments over the term of the contract, provided that no event of default on a specific bond has occurred. In return, upon any event of default on such bond, the first party would receive from the counterparty a payment equal to the par (or other agreed-upon) value of such bond. An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of interest for another party’s obligation to pay or its right to receive another type of interest in the future or for a period of time. Each Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk. From time to time, each Fund will use derivatives to enhance returns, in which case their use would involve leveraging risk.

Each Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). A dollar roll transaction involves a sale by each Fund of a mortgage-backed or other security concurrently with an agreement by each Fund to repurchase a similar security at a later date at an agreed-upon price. The securities that are repurchased will bear the same interest rate and stated maturity as those sold, but pools of mortgages collateralizing those securities may have different prepayment histories than those sold.

Following completion of the Reorganization, the Combined Fund will employ the same principal investment strategies as the Funds described above.

Other Strategies. The Target Fund and the Acquiring Fund employ identical other strategies in seeking to achieve their objectives as set forth below. Following completion of the Reorganization, the Combined Fund will employ the same other strategies as the Funds.

●

Borrowing — Each Fund may borrow for temporary or emergency purposes, including to meet redemptions, for the payment of dividends, for share repurchases or for the clearance of transactions, subject to the limits set forth under the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.

●

Investment Companies — Each Fund has the ability to invest in other investment companies, such as exchange-traded funds, unit investment trusts, and open-end and closed-end funds, subject to the applicable limits under the Investment Company Act and the rules thereunder. Each Fund may invest in affiliated investment companies, including affiliated money market funds and affiliated exchange-traded funds.

●

Securities Lending — Each Fund may lend securities with a value up to 33 1⁄3% of its total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

●

Short Sales — Each Fund may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that each Fund does not own declines in value. Each Fund will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 10% of the value of its total assets. Each Fund may also make short sales “against-the-box” without regard to this restriction. In this type of short sale, at the time of the sale, each Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost.

●

Temporary Defensive Strategies — For temporary defensive purposes, for example, to respond to adverse market, economic, political or other conditions, each Fund may depart from its principal investment strategies and may restrict the markets in which it invests and may invest without limitation in cash, cash equivalents, money market securities, such as U.S. Treasury and agency obligations, other U.S. Government securities, short-term debt obligations of corporate issuers, certificates of deposit, bankers acceptances, commercial paper (short-term, unsecured, negotiable promissory notes of a domestic or foreign issuer) or other high quality fixed-income securities. Temporary defensive positions may affect each Fund’s ability to achieve its investment objective.

●

When-Issued and Delayed Delivery Securities and Forward Commitments — The purchase or sale of securities on a when-issued basis, on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by each Fund at an established price with payment and delivery taking place in the future. Each Fund enters into these transactions to obtain what is considered an advantageous price to each Fund at the time of entering into the transaction.

Fees and Expenses

The Target Fund currently operates as an open-end mutual fund. The Target Fund will be reorganized into an ETF though the reorganization of the Target Fund into the Acquiring Fund, a newly-created ETF. ETFs are structurally different from mutual funds in several important aspects:

●	A mutual fund may offer multiple share classes with different sales charges, expenses, and/or minimum investments. An ETF will not issue multiple classes of shares.

●

A mutual fund investor may purchase and redeem shares directly from the mutual fund (through a distributor or a financial intermediary). Most ETF investors will buy and sell shares in secondary market transactions through brokers.

●

A mutual fund will accept purchase and redemption orders from any shareholders, and only on days that the mutual fund is open for business, and those orders will be effected at that day’s NAV. An ETF will issue or redeem shares at its NAV per share only in one or more groupings of a large specified number of shares called a “Creation Unit,” on days that the ETF is open for business. Only an ETF’s “authorized participants” are permitted to engage in creation or redemption transactions directly with the ETF. All other shareholders will buy and sell shares of the ETF on an exchange at market price.

In connection with the Reorganization, shareholders who hold their shares of the Target Fund through a brokerage account that can accept shares of an ETF will receive ETF shares of the Acquiring Fund equal in value to their investment in the Target Fund, including a cash payment in lieu of fractional shares of the Acquiring Fund, which cash payment may be taxable to shareholders in non-tax qualified accounts. Some shareholders may need to take additional action in order to receive shares of the Acquiring Fund in connection with the Reorganization. However, the Reorganization will not dilute the value of your investment.

Fee Tables as of March 31, 2025 (unaudited)

The fee tables below provide information about the fees and expenses attributable to the Target Fund assuming the Reorganization had taken place on March 31, 2025 (the end of the Fund’s most recently completed semi-annual period), and the estimated pro forma fees and expenses attributable to the pro forma Acquiring Fund. The percentages presented in the fee tables are based on fees and expenses incurred during the 12-month period ended March 31, 2025 for the Target Fund and the pro forma Acquiring Fund, with restatements to reflect certain changes to the other expenses and contractual expense caps, if applicable, after such period. Future fees and expenses may be greater or less than those indicated below. The fee tables do not reflect the costs associated with the Reorganization. The costs associated with the Reorganization to be borne by the Target Fund are estimated to be $297,125 or 0.11% of the Target Fund’s net assets as of the pro forma date. There is no separate pro forma combined column because the Acquiring Fund pro forma tables show the fees and expenses that will apply going forward; the Acquiring Fund is not operational and does not currently have investment assets. For information concerning the net assets of each Fund as of March 31, 2025, see “Other Information—Capitalization.”

You may pay other fees, such as brokerage commissions and other fees to your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, BFA, and their affiliates) (each, a “Financial Intermediary”), which are not reflected in the tables and examples below. With respect to the Target Fund, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock or its affiliates. More information about these and other discounts is available from your Financial Intermediary and in the Target Fund Prospectus, which is incorporated herein by reference.

Fee Tables of the Target Fund and the Pro Forma Acquiring Fund

(as of March 31, 2025) (unaudited)

Target Fund Investor A Shares into Acquiring Fund

	Target Fund Investor A Shares	Pro Forma Acquiring Fund Shares
Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.00%	—

Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None[1]	—

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.34%[2]	0.25%[3]

Distribution and/or Service (12b-1) Fees	0.25%	None

Other Expenses	0.31%	0.00%[4]

Total Annual Fund Operating Expenses	0.90%	0.25%

Fee Waivers and/or Expense Reimbursements	(0.23)%[2,5]	—[3]

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.67%[2,5]	0.25%[3]

1.

A contingent deferred sales charge (“CDSC”) of 0.50% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.

2.

As described in the “Comparison of the Funds—Management Agreements” section of this Combined Prospectus/Information Statement beginning on page [30], BlackRock has contractually agreed to waive the management fee with respect to any portion of the Target Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through June 30, 2026. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Target Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through June 30, 2026. The contractual agreements may be terminated upon 90 days’ notice by a majority of the Independent Board Members or by a vote of a majority of the outstanding voting securities of the Target Fund.

3.

As described in the “Comparison of the Funds—Management Agreements” section of this Combined Prospectus/Information Statement beginning on page [30], BFA has contractually agreed to waive a portion of its management fees in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by the Acquiring Fund in other funds advised by BFA or its affiliates through June 30, 2027. As described in the “Comparison of the Funds—Management Agreements” section of this Combined Prospectus/Information Statement beginning on page 30, BFA has contractually agreed to waive a portion of its management fees in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by the Acquiring Fund in money market funds managed by BFA or its affiliates through June 30, 2027. The agreement (with respect to either waiver) may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Acquiring Trust or by a vote of a majority of the outstanding voting securities of the Acquiring Fund. These management fee waivers will remain in place with the Combined Fund following the closing of the Reorganization.

4.	Other Expenses are estimated to be 0.00%.
5.

As described in the “Comparison of the Funds—Management Agreements” section of this Combined Prospectus/Information Statement beginning on page [30], BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Target Fund expenses) as a percentage of average daily net assets to 0.67% through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Target Trust or by a vote of a majority of the outstanding voting securities of the Target Fund.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Target Fund and the Acquiring Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the period ended March 31, 2025) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Each Fund’s costs assume that the relevant contractual expense waivers/expense limitations remain in effect through June 30, 2026 with respect to the Target Fund and through June 30, 2027 with respect to the Acquiring Fund. There is no separate pro forma combined row because the Acquiring Fund pro forma row shows the estimated costs after giving effect to the Reorganization; the Acquiring Fund is not operational and does not currently have investment assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Target Fund Investor A Shares	$466	$653	$857	$1,443
Pro Forma Acquiring Fund Shares	$26	$80	$141	$318

Target Fund Investor C Shares into Acquiring Fund

	Target Fund Investor C Shares	Pro Forma Acquiring Fund Shares
Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	—

Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	1.00%[1]	—

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.34%[2]	0.25%[3]

Distribution and/or Service (12b-1) Fees	1.00%	—

Other Expenses	0.29%	0.00%[4]

Total Annual Fund Operating Expenses	1.63%	0.25%

Fee Waivers and/or Expense Reimbursements	(0.21)%[2,5]	—[3]

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.42%[2,5]	0.25%[3]

1.	There is no CDSC on Investor C Shares after one year.
2.

As described in the “Comparison of the Funds—Management Agreements” section of this Combined Prospectus/Information Statement beginning on page 30, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Target Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through June 30, 2026. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Target Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through June 30, 2026. The contractual agreements may be terminated upon 90 days’ notice by a majority of the Independent Board Members or by a vote of a majority of the outstanding voting securities of the Target Fund.

3.

As described in the “Comparison of the Funds—Management Agreements” section of this Combined Prospectus/Information Statement beginning on page 30, BFA has contractually agreed to waive a portion of its management fees in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by the Acquiring Fund in other funds advised by BFA or its affiliates through June 30, 2027. As described in the “Comparison of the Funds—Management Agreements” section of this Combined Prospectus/Information Statement beginning on page 30, BFA has contractually agreed to waive a portion of its management fees in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by the Acquiring Fund in money market funds managed by BFA or its affiliates through June 30, 2027. The agreement (with respect to either waiver) may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Acquiring Trust or by a vote of a majority of the outstanding voting securities of the Acquiring Fund. These management fee waivers will remain in place with the Combined Fund following the closing of the Reorganization.

4.	Other Expenses are estimated to be 0.00%.
5.

As described in the “Comparison of the Funds—Management Agreements” section of this Combined Prospectus/Information Statement beginning on page 30, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Target Fund expenses) as a percentage of average daily net assets to 1.42% through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested Trustees of the Target Trust or by a vote of a majority of the outstanding voting securities of the Target Fund.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Target Fund and the Acquiring Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the period ended March 31, 2025) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Each Fund’s costs assume that the relevant contractual expense waivers/expense limitations remain in effect through June 30, 2026 with respect to the Target Fund and through June 30, 2027 with respect to the Acquiring Fund. There is no separate pro forma combined row because the Acquiring Fund pro forma row shows the estimated costs after giving effect to the Reorganization; the Acquiring Fund is not operational and does not currently have investment assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Target Fund Investor C Shares	$245	$494	$867	$1,720
Pro Forma Acquiring Fund Shares	$26	$80	$141	$318

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Target Fund Investor C Shares	$145	$494	$867	$1,720
Pro Forma Acquiring Fund Shares	$26	$80	$141	$318

Target Fund Institutional Shares into Acquiring Fund

	Target Fund Institutional Shares	Pro Forma Acquiring Fund Shares
Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	—

Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None	—

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.34%[1]	0.25%[2]

Distribution and/or Service (12b-1) Fees	None	—

Other Expenses	0.37%[4]	0.00%[3]

Total Annual Fund Operating Expenses	0.71%	0.25%

Fee Waivers and/or Expense Reimbursements	(0.29)%[1,4]	—[2]

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.42%[1,4]	0.25%[2]

1.

As described in the “Comparison of the Funds—Management Agreements” section of this Combined Prospectus/Information Statement beginning on page 30, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Target Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through June 30, 2026. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Target Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through June 30, 2026. The contractual agreements may be terminated upon 90 days’ notice by a majority of the Independent Board Members or by a vote of a majority of the outstanding voting securities of the Target Fund.

2.

As described in the “Comparison of the Funds—Management Agreements” section of this Combined Prospectus/Information Statement beginning on page 30, BFA has contractually agreed to waive a portion of its management fees in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by the Acquiring Fund in other funds advised by BFA or its affiliates through June 30, 2027. As described in the “Comparison of the Funds—Management Agreements” section of this Combined Prospectus/Information Statement beginning on page 30, BFA has contractually agreed to waive a portion of its management fees in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by the Acquiring Fund in money market funds managed by BFA or its affiliates through June 30, 2027. The agreement (with respect to either waiver) may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Acquiring Trust or by a vote of a majority of the outstanding voting securities of the Acquiring Fund. These management fee waivers will remain in place with the Combined Fund following the closing of the Reorganization.

3.	Other Expenses are estimated to be 0.00%.
4.

As described in the “Comparison of the Funds—Management Agreements” section of this Combined Prospectus/Information Statement beginning on page 30, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Target Fund expenses) as a percentage of average daily net assets to 0.42% through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Target Trust or by a vote of a majority of the outstanding voting securities of the Target Fund.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Target Fund and the Acquiring Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the period ended March 31, 2025) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Each Fund’s costs assume that the relevant contractual expense waivers/expense limitations remain in effect through June 30, 2026 with respect to the Target Fund and through June 30, 2027 with respect to the Acquiring Fund. There is no separate pro forma combined row because the Acquiring Fund pro forma row shows the estimated costs after giving effect to the Reorganization; the Acquiring Fund is not operational and does not currently have investment assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Target Fund Institutional Shares	$43	$198	$366	$855
Pro Forma Acquiring Fund Shares	$26	$80	$141	$318

Target Fund Class K Shares into Acquiring Fund

	Target Fund Class K Shares	Pro Forma Acquiring Fund Shares
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.34%[1]	0.25%[2]

Distribution and/or Service (12b-1) Fees	None%	—

Other Expenses	0.19%	0.00%[3]

Total Annual Fund Operating Expenses	0.53%	0.25%

Fee Waivers and/or Expense Reimbursements	(0.16)%[1,4]	—[2]

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.37%[1,4]	0.25%[2]

1.

As described in the “Comparison of the Funds—Management Agreements” section of this Combined Prospectus/Information Statement beginning on page 30, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Target Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through June 30, 2026. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Target Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through June 30, 2026. The contractual agreements may be terminated upon 90 days’ notice by a majority of the Independent Board Members or by a vote of a majority of the outstanding voting securities of the Target Fund.

2.

As described in the “Comparison of the Funds—Management Agreements” section of this Combined Prospectus/Information Statement beginning on page 30, BFA has contractually agreed to waive a portion of its management fees in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by the Acquiring Fund in other funds advised by BFA or its affiliates through June 30, 2027. As described in the “Comparison of the Funds—Management Agreements” section of this Combined Prospectus/Information Statement beginning on page 30, BFA has contractually agreed to waive a portion of its management fees in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by the Acquiring Fund in money market funds managed by BFA or its affiliates through June 30, 2027. The agreement (with respect to either waiver) may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Acquiring Trust or by a vote of a majority of the outstanding voting securities of the Acquiring Fund. These management fee waivers will remain in place with the Combined Fund following the closing of the Reorganization.

3.	Other Expenses are estimated to be 0.00%.
4.

As described in the “Comparison of the Funds—Management Agreements” section of this Combined Prospectus/Information Statement beginning on page 30, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Target Fund expenses) as a percentage of average daily net assets to 0.37% through June 30,

2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Target Trust or by a vote of a majority of the outstanding voting securities of the Target Fund.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Target Fund and the Acquiring Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the period ended March 31, 2025) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Each Fund’s costs assume that the relevant contractual expense waivers/expense limitations remain in effect through June 30, 2026 with respect to the Target Fund and through June 30, 2027 with respect to the Acquiring Fund. There is no separate pro forma combined row because the Acquiring Fund pro forma row shows the estimated costs after giving effect to the Reorganization; the Acquiring Fund is not operational and does not currently have investment assets. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Target Fund Class K Shares	$38	$154	$280	$650
Pro Forma Acquiring Fund Shares	$26	$80	$141	$318

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect a Fund’s performance. During the fiscal year ended September 30, 2024, the Target Fund had the following portfolio turnover rate, expressed as a percentage of the average value of its portfolio (the Acquiring Fund is not operational and does not currently have investment assets):

Fund	Fiscal Year End	Rate
Target Fund	9/30/24	1,338%

U.S. Federal Income Tax Consequences

The Reorganization is expected to qualify as a tax-free “reorganization” under Section 368(a) of the Code. If the Reorganization qualifies for such tax-free treatment, the Target Fund shareholders would recognize no gain or loss for U.S. federal income tax purposes upon the exchange of Target Fund shares for Acquiring Fund shares pursuant to the Reorganization (except with respect to cash received). As a condition to the closing of the Reorganization, each of the Target Trust and the Acquiring Trust will receive an opinion from Willkie Farr & Gallagher LLP to the effect that the Reorganization will qualify as a tax-free reorganization under Section 368 of the Code, except as described in the “Material U.S. Federal Income Tax Consequences of the Reorganization” section below. An opinion of counsel is not binding on the Internal Revenue Service (the “IRS”) or any court and thus does not preclude the IRS from asserting, or a court from rendering, a contrary position.

The receipt of cash in lieu of fractional Acquiring Fund shares, if any, will be a taxable transaction to shareholders in non-tax qualified accounts, with such a shareholder recognizing taxable gain or loss equal to the difference in its tax basis in its fractional Target Fund shares and the amount of cash received.

The redemption of Target Fund shares or the transfer of Target Fund shares to a different investment option prior to the Reorganization, or the receipt of cash or shares in a fund other than the Acquiring Fund in exchange for Target Fund shares is expected to be a taxable transaction to shareholders in non-tax qualified accounts, with such a shareholder recognizing taxable gain or loss equal to the difference between the tax basis in its Target Fund shares and the amount of cash or the value of other property received.

Prior to the Reorganization, however, the Target Fund intends to distribute to its shareholders all of its investment company taxable income and net tax-exempt income realized prior to the Reorganization, and net capital gains (if any) realized through January 16, 2026, not previously distributed to shareholders, and such distribution of investment company taxable income, net tax-exempt income and net realized capital gains are generally subject to federal (and potentially state and local) income tax to shareholders in non-tax qualified accounts and is in addition to other distributions that have been made by the Target Fund or will be made by the Acquiring Fund during the taxable year.

For more information about the U.S. federal income tax consequences of the Reorganization, see “Material U.S. Federal Income Tax Consequences of the Reorganization.”

Purchase, Redemption, Exchange, Transfer and Valuation of Shares

The Target Fund and the Acquiring Fund have different procedures for purchasing, exchanging, and redeeming shares, which are described further in “Comparison of the Funds—Purchase, Redemption, Exchange and Transfer of Shares” below. You may refer to the Acquiring Fund prospectus under the sections entitled “Shareholder Information—Buying and Selling Shares” and “Shareholder Information—Creations and Redemptions” for the procedures applicable to purchases and redemptions of the shares of the Acquiring Fund. The Target Fund prospectus provides information under the section entitled “How to Buy, Sell, Exchange and Transfer Shares” with respect to the procedures applicable to purchases, exchanges, and sales of the shares of the Target Fund.

COMPARISON OF THE FUNDS

This section provides a comparison of the Funds. It describes the principal investment risks of investing in each Fund, followed by a description of the fundamental investment restrictions of each Fund. In addition, this section provides comparative performance charts and tables and information regarding management of each of the Funds and each of their investment advisory and administration agreements, as well as information about each Fund’s other service providers. The section also provides a description of each Fund’s distribution and service fees, information about dividends and distributions, procedures for purchase, redemption, exchange, transfer and valuation of shares and market timing policies.

Investment Risks

Comparison of the Target Fund’s and the Acquiring Fund’s Principal Investment Risks

Because of their identical investment objectives and investment strategies, the Target Fund and the Acquiring Fund are subject to substantially similar principal investment risks associated with an investment in the relevant Fund. The principal risks of each Fund are set out in the table below. Following completion of the Reorganization, the Combined Fund will have the same principal investment risks as the Acquiring Fund.

Risk	Target Fund	Acquiring Fund
Assets Under Management (AUM) Risk	—	Principal Risk
Authorized Participant Concentration Risk	—	Principal Risk
Cash Transactions Risk	—	Principal Risk
Debt Securities Risk	Principal Risk	Principal Risk
Derivatives Risk	Principal Risk	Principal Risk
Dollar Rolls Risk	Principal Risk	Principal Risk
High Portfolio Turnover Risk	Principal Risk	Principal Risk
Illiquid Investments Risk	Principal Risk	Principal Risk
Large Shareholder and Large-Scale Redemption Risk	—	Principal Risk
Leverage Risk	Principal Risk	Principal Risk
Management Risk	—	Principal Risk
Market Risk and Selection Risk	Principal Risk	Principal Risk
Market Trading Risk	—	Principal Risk
Mortgage- and Asset-Backed Securities Risks	Principal Risk	Principal Risk
Operational and Technology Risks	Principal Risk	Principal Risk
Repurchase Agreements and Purchase and Sale Contracts Risk	Principal Risk	Principal Risk

Reverse Repurchase Agreements Risk	Principal Risk	Principal Risk
Risk of Investing in the United States	Principal Risk	Principal Risk
Small Fund Risk	—	Principal Risk
U.S. Government Issuer Risk	Principal Risk	Principal Risk

Descriptions of the Combined Fund’s Investment Risks

Risk is inherent in all investing. The value of your investment in the Combined Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Combined Fund or your investment may not perform as well as other similar investments. An investment in the Combined Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of the principal risks of investing in the Combined Fund. The relative significance of each risk factor below may change over time and you should review each risk factor carefully.

Assets Under Management (AUM) Risk - From time to time, an Authorized Participant (as defined in the Creations and Redemptions section of the Prospectus), a third-party investor, the Fund’s adviser, an affiliate of the Fund’s adviser, or another fund may invest in the Fund and hold its investment for a specific period of time to allow the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the Fund would be maintained at such levels, which could negatively impact the Fund.

Authorized Participant Concentration Risk - Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

Cash Transactions Risk — Unlike most other ETFs, the Fund expects to effect all of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. As a practical matter, only institutions and large investors, such as market makers or other large broker dealers, create or redeem shares directly through the Fund. Most investors will buy and sell shares of the Fund on an exchange through a broker-dealer. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Debt Securities Risk — Debt securities, such as bonds, involve risks, such as credit risk, interest rate risk, extension risk, and prepayment risk, each of which are described in further detail below:

Credit Risk - Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Interest Rate Risk – The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise.

The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. (Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates.) The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management.

To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities.

These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.

Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.

During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns. Certain countries have recently experienced negative interest rates on certain fixed-income instruments. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates.

Extension Risk - When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Prepayment Risk - When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Derivatives Risk — The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility. Derivatives involve significant risks, including:

Leverage Risk - The Fund’s use of derivatives can magnify the Fund’s gains and losses. Relatively small market movements may result in large changes in the value of a derivatives position and can result in losses that greatly exceed the amount originally invested.

Market Risk - Some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BFA may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Fund’s derivatives positions to lose value.

Counterparty Risk - Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty.

Illiquidity Risk - The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.

Operational Risk - The use of derivatives includes the risk of potential operational issues, including documentation issues, settlement issues, systems failures, inadequate controls and human error.

Legal Risk - The risk of insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.

Volatility and Correlation Risk - The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.

Valuation Risk - Valuation for derivatives may not be readily available in the market. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives may also expose the Fund to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund.

Hedging Risk - When a derivative is used as a hedge against a position that the Fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences noted below.

Tax Risk - The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund. In addition, the tax treatment of certain derivatives, such as swaps, is unsettled and may be subject to future legislation, regulation or administrative pronouncements issued by the IRS.

Regulatory Risk - Derivative contracts are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Under the Dodd-Frank Act, with respect to uncleared swaps, swap dealers are required to collect variation margin from the Fund and may be required by applicable regulations to collect initial margin from the Fund. Both initial and variation margin may be comprised of cash and/or securities, subject to applicable regulatory haircuts. Shares of investment companies (other than certain money market funds) may not be posted as collateral under applicable regulations. In addition, regulations adopted by global prudential regulators that are now in effect require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many derivatives contracts, terms that delay or restrict the rights of counterparties, such as the Fund, to terminate such contracts, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. The implementation of these requirements with respect to derivatives, as well as regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of other derivatives, may increase the costs and risks to the Fund of trading in these instruments and, as a result, may affect returns to investors in the Fund.

Future regulatory developments may impact the Fund’s ability to invest or remain invested in certain derivatives. Legislation or regulation may also change the way in which the Fund itself is regulated. BFA cannot predict the effects of any new governmental regulation that may be implemented on the ability of the Fund to use swaps or any other financial derivative product, and there can be no assurance that any new governmental regulation will not adversely affect the Fund’s ability to achieve its investment objective.

Risks Specific to Certain Derivatives Used by the Fund

Swaps — Swap agreements, including total return swaps that may be referred to as contracts for difference, are two-party contracts entered into for periods ranging from a few days to more than one year. In a standard “swap” transaction, two parties agree to exchange the value(s) or cash flow(s) of one asset for another over a certain period of time. Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements may also involve the risk that there is an imperfect correlation between the return on the Fund’s obligation to its counterparty and the return on the referenced asset. In addition, swap agreements are subject to market and illiquidity risk, leverage risk and hedging risk.

Credit Default Swaps — Credit default swaps may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided generally that no credit event on a reference obligation has occurred. Credit default swaps involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to illiquid investments risk and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

Forward Foreign Currency Exchange Contracts — Forward foreign currency exchange transactions are OTC contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract. Forward foreign currency exchange contracts do not eliminate fluctuations in the value of non-U.S. securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain.

Futures — Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. The primary risks associated with the use of futures contracts and options are: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract or option; (b) the possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the investment adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations.

Options — An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying asset (or settle for cash in an amount based on an underlying asset, rate, or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. When the Fund purchases an option, it may lose the total premium paid for it if the price of the underlying security or other assets decreased, remained the same or failed to increase to a level at or beyond the exercise price (in the case of a call option) or increased, remained the same or failed to decrease to a level at or below the exercise price (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial loss.

Dollar Rolls Risk — A dollar roll transaction involves a sale by the Fund of a mortgage-backed, U.S. Treasury or other security (as permitted by the Fund’s investment strategies) concurrently with an agreement by the Fund to repurchase a similar security at a later date at an agreed-upon price. The market value of the securities the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom the Fund sells securities becomes insolvent, the Fund’s right to purchase or repurchase securities may be restricted. Successful use of dollar rolls may depend upon the adviser’s ability to correctly predict interest rates and prepayments, depending on the underlying security. There is no assurance that dollar rolls can be successfully employed.

High Portfolio Turnover Risk — The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies, such as index ETFs. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

Illiquid Investments Risk — The Fund may not acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Liquid investments may become illiquid after purchase by the Fund, particularly during periods of market turmoil. There can be no assurance that a security or instrument that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and any security or instrument held by the Fund may be deemed an illiquid investment pursuant to the Fund’s liquidity risk management program. The Fund’s illiquid investments may reduce the returns of the Fund because it may be difficult to sell the illiquid investments at an advantageous time or price. In addition, if the Fund is limited in its ability to sell illiquid investments during periods when shareholders are redeeming their shares, the Fund will need to sell liquid securities to meet redemption requests and illiquid securities will become a larger portion of the Fund’s holdings. An investment may be illiquid due to, among other things, the reduced number and capacity of traditional market participants to make a market in fixed-income securities or the lack of an active trading market. To the extent that the Fund’s principal investment strategies involve derivatives or securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to the risks associated with illiquid investments. Illiquid investments may be harder to value, especially in changing markets, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss. This may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed-income mutual funds may be higher than normal. In addition, when there is illiquidity in the market for certain securities, the Fund, due to limitations on illiquid investments, may be subject to purchase and sale restrictions.

Large Shareholder and Large-Scale Redemption Risk — Certain shareholders, including an Authorized Participant, a third-party investor, the Fund’s adviser or an affiliate of the Fund’s adviser, a market maker, or another entity, may from time to time own or manage a substantial amount of Fund shares or may invest in the Fund and hold their investment for a limited period of time. These shareholders may also pledge or loan Fund shares (to secure financing or otherwise), which may result in the shares becoming concentrated in another party. There can be no assurance that any large shareholder or large group of shareholders would not redeem their investment or that the size of the Fund would be maintained. Redemptions of a large number of Fund shares by these shareholders may adversely affect the Fund’s liquidity and net assets. These redemptions may force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV, have a material effect on the market price of the shares and increase the Fund’s brokerage costs and/or accelerate the realization of taxable income and/or gains and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non-redeeming shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such tax year. The Fund also may be required to sell its more liquid Fund investments to meet a large redemption, in which case the Fund’s remaining assets may be less liquid, more volatile, and more difficult to price. To the extent these large shareholders transact in shares on the secondary market, such transactions may account for a large percentage of the trading volume for the shares of the Fund and may, therefore, have a material upward or downward effect on the market price of the Fund shares. In addition, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would, diluting its investment returns.

Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. As an open-end investment company registered with the SEC, the Fund is subject to the federal securities laws, including the Investment Company Act and the rules thereunder. Under Rule 18f-4 under the Investment Company Act, among other things, the Fund must either use derivatives in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act and the rules thereunder. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

Management Risk — The Fund is subject to management risk, which is the risk that the investment process, techniques and analyses applied by BFA or a sub-adviser will not produce the desired results, and those securities or other financial instruments selected by BFA or a sub-adviser may result in returns that are inconsistent with the Fund’s investment objective. In addition, legislative, regulatory, or tax developments may affect the investment techniques available to BFA or a sub-adviser in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objectives.

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Market Trading Risk — The Fund faces numerous market trading risks, any of which may lead to its shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to the NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.

Absence of an Active Primary Market. Although Fund shares are listed for trading on one or more stock exchanges, there can be no assurance that an active primary trading market for Fund shares will develop or be maintained by market makers or Authorized Participants.

Secondary Listing Risks. The Fund’s shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Fund’s primary listing is maintained. Fund shares also may be available to non-U.S. investors through funds or structured investment vehicles similar to depositary receipts. There can be no assurance that the Fund’s shares will continue to trade on any such stock exchange or in any market or that the Fund’s shares will continue to meet the requirements for exchange listing or market trading. The Fund’s shares may be less actively traded in certain markets than in others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information that is available to investors who trade Fund shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.

Secondary Market Trading Risk. Shares of the Fund may trade in the secondary market at times when the Fund does not accept orders to create or redeem shares. At such times, shares may trade in the secondary market with more significant premiums or discounts to NAV than might be experienced at times when the Fund accepts creation and redemption orders. Securities held by the Fund may be traded in markets that close at a different time than an exchange on which Fund shares are traded. Liquidity in those securities may be reduced after the applicable closing time. As a result, during the time when the exchange is open but after the applicable market closing, fixing or settlement time, there may be wider bid/ask spreads on the exchange and a greater premium or discount to NAV.

In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, and an investor may be unable to sell their Fund shares.

Secondary market trading in Fund shares may be halted by a stock exchange because of market conditions or for other reasons. In times of extraordinary market volatility, Fund shares may be subject to trading halts pursuant to “circuit breaker” rules of a stock exchange or market. If there is a trading halt or unanticipated closure of an exchange or market, an investor may be unable to purchase or sell Fund shares. In addition, if trading in certain securities or financial instruments is restricted, this may disrupt the Fund’s creation/redemption process, affect the price at which Fund shares trade in the secondary market, and result in the Fund being unable to trade certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio or accurately price its portfolio holdings and may incur substantial trading losses Shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short. In addition, trading activity in derivative products based on the Fund may lead to increased trading volume and volatility in the secondary market for the shares of the Fund.

Fund Shares May Trade at Prices Other Than NAV. Shares of the Fund trade on stock exchanges at prices at, above or below the Fund’s most recent NAV. The Fund’s NAV is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s portfolio holdings. The trading price of the Fund’s shares fluctuates throughout trading hours based on both market supply of and demand for Fund shares and the underlying value of the Fund’s portfolio holdings or NAV. As a result, the trading prices of the Fund’s shares may deviate significantly from NAV during times of market volatility, significant redemption requests, or other unusual market conditions However, because Fund shares can be created and redeemed in Creation Units at NAV, BFA believes that large discounts or premiums to the Fund’s NAV are not likely to be sustained over the long term (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs). While the creation/redemption feature is designed to make it more likely that a Fund’s shares normally will trade on stock exchanges at prices close to the Fund’s next calculated NAV, exchange prices are not expected to correlate exactly with the Fund’s NAV due to timing reasons, supply and demand imbalances and other factors. In addition, disruptions to creations and redemptions, including disruptions at market makers, Authorized Participants, or other market participants, and during periods of significant market volatility, may result in trading prices for shares of a Fund that differ significantly from its NAV. Authorized Participants may be less willing to create or redeem a Fund’s shares if there is a lack of an active market for such shares or the Fund’s underlying investments, which may contribute to the Fund’s shares trading at a premium or discount to NAV.

Costs of Buying or Selling Fund Shares. Buying or selling Fund shares on an exchange involves two types of costs that apply to all securities transactions. When buying or selling Fund shares through a broker, you will likely incur a brokerage commission and other charges. In addition, you may incur the cost of the “spread,” which is the difference between what investors are willing to pay for Fund shares (the “bid” price) and the price at which they are willing to sell Fund shares (the “ask” price). The spread varies over time for Fund shares based on trading volume and market liquidity. It is generally narrower if the Fund has more trading volume and market liquidity and wider if the Fund has less trading volume and market liquidity. Increased market volatility also may cause wider spreads. In addition, there may be regulatory and other charges that are incurred as a result of trading activity. Because of the costs inherent in buying or selling Fund shares, frequent trading may detract significantly from investment results, and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments through a brokerage account.

Mortgage- and Asset-Backed Securities Risks — Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Although asset-backed and commercial mortgage-backed securities (“CMBS”) generally experience less prepayment than residential mortgage-backed securities, mortgage-backed and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgages or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations (“CMOs”). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after floating-rate tranches are paid (an “inverse floater”). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment. Certain mortgage-backed securities in which the Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments. Delinquencies and losses on mortgage loans (including subprime and second-lien mortgage loans) and a decline in or flattening of real estate values (in each case as has been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of mortgage loan originators have experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Operational and Technology Risks — The Fund and the entities with which it interacts directly or indirectly are susceptible to operational and technology risks, including those related to human errors, processing errors, communication errors, systems failures, cybersecurity incidents, and the use of artificial intelligence and machine learning (“AI”), which may result in losses for the Fund and its shareholders or impair the Fund’s operations. These entities include, but are not limited to, the Fund’s adviser, administrator, distributor, other service providers (e.g., index and benchmark providers, accountants, custodians, and transfer agents), financial intermediaries, counterparties, market makers, Authorized Participants, listing exchanges, other financial market operators, and governmental authorities. Operational and technology risks for the issuers in which the Fund invests could also result in material adverse consequences for such issuers and may cause the Fund’s investments in such issuers to lose value. The Fund may incur substantial costs in order to mitigate operational and technology risks.

Cybersecurity incidents can result from deliberate attacks or unintentional events against an issuer in which the Fund invests, the Fund or any of its service providers. They include, but are not limited to, gaining unauthorized access to systems, misappropriating assets or sensitive information, corrupting or destroying data, and causing operational disruption. Geopolitical tension may increase the scale and sophistication of deliberate attacks, particularly those from nation states or from entities with nation state backing. Cybersecurity incidents may result in any of the following:

financial losses; interference with the Fund’s ability to calculate its NAV; disclosure of confidential information; impediments to trading; submission of erroneous trades by the Fund or erroneous subscription or redemption orders; the inability of the Fund or its service providers to transact business; violations of applicable privacy and other laws; regulatory fines; penalties; reputational damage; reimbursement or other compensation costs; and other legal and compliance expenses. Furthermore, cybersecurity incidents may render records of the Fund, including records relating to its assets and transactions, shareholder ownership of Fund shares, and other data integral to the Fund’s functioning, inaccessible, inaccurate or incomplete. Power outages, natural disasters, equipment malfunctions and processing errors that threaten information and technology systems relied upon by the Fund or its service providers, as well as market events that occur at a pace that overloads these systems, may also disrupt business operations or impact critical data. In addition, the risks of increased use of AI technologies, such as machine learning, include data risk, transparency risk, and operational risk. The AI technologies, which are generally highly reliant on the collection and analysis of large amounts of data, may incorporate biased or inaccurate data, and it is not possible or practicable to incorporate all relevant data into such technologies. The output or results of any such AI technologies may therefore be incomplete, erroneous, distorted or misleading. Further, AI tools may lack transparency as to how data is utilized and how outputs are generated. AI technologies may also allow the unintended introduction of vulnerabilities into infrastructures and applications. The Fund and its shareholders could be negatively impacted as a result of these risks associated with AI technologies. AI technologies and their current and potential future applications, and the regulatory frameworks within which they operate, continue to quickly evolve, and it is impossible to anticipate the full scope of future AI capabilities or rules and the associated risks to the Fund.

While the Fund’s service providers are required to have appropriate operational, information security and cybersecurity risk management policies and procedures, their methods of risk management may differ from those of the Fund in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. Each Fund and its adviser seek to reduce these risks through controls, procedures and oversight, including establishing business continuity plans and risk management systems. However, there are inherent limitations in such plans and systems, including the possibility that certain risks that may affect the Fund have not been identified or may emerge in the future; that such plans and systems may not completely eliminate the occurrence or mitigate the effects of operational or information security disruptions or failures or of cybersecurity incidents; or that prevention and remediation efforts will not be successful or that incidents will go undetected. The Fund cannot control the systems, information security or other cybersecurity of the issuers in which it invests or its service providers, counterparties, and other third parties whose activities affect the Fund.

Lastly, the regulatory climate governing cybersecurity and data protection is developing quickly and may vary considerably across jurisdictions. Regulators continue to develop new rules and standards related to cybersecurity and data protection. Compliance with evolving regulations can be demanding and costly, requiring substantial resources to monitor and implement required changes.

Repurchase Agreements and Purchase and Sale Contracts Risk — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

Reverse Repurchase Agreements Risk — Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences for the Fund. In addition, reverse repurchase agreements involve the risk that the interest income earned in the investment of the proceeds will be less than the interest expense.

Risk of Investing in the United States — A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States are changing many aspects of financial, commercial, public health, environmental, and other regulation and may have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future. Although elevated debt levels do not necessarily indicate or cause economic problems, elevated public debt service costs may constrain future economic growth.

The United States has developed increasingly strained relations with a number of foreign countries. If relations with certain countries deteriorate, it could adversely affect U.S. issuers as well as non-U.S. issuers that rely on the United States for trade. The United States has also experienced increased internal political discord, as well as significant challenges in managing and containing the outbreak of COVID-19. If these trends were to continue, it may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.

Small Fund Risk — When the Fund’s size is small, the Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange. If the Fund were to be required to delist from the listing exchange, the value of the Fund may rapidly decline and performance may be negatively impacted. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

U.S. Government Issuer Risk — Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

In addition to the risks listed above, the Combined Fund may also be subject to certain other non-principal risks associated with its investments and investment strategies, including:

•

Borrowing Risk — Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on the Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The costs of borrowing may reduce the Fund’s return. Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.

•

Expense Risk — Fund expenses are subject to a variety of factors, including fluctuations in the Fund’s net assets. Accordingly, actual expenses may be greater or less than those indicated. For example, to the extent that the Fund’s net assets decrease due to market declines or redemptions, the Fund’s expenses will increase as a percentage of Fund net assets. During periods of high market volatility, these increases in the Fund’s expense ratio could be significant.

•

Investment in Other Investment Companies Risk — As with other investments, investments in other investment companies, including ETFs, are subject to market and selection risk. In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies (to the extent not offset by BFA through waivers). To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

•

Ownership Limitations Risk — If certain aggregate and/or fund-level ownership thresholds are reached through transactions undertaken by BFA, its affiliates or the Fund, or as a result of third-party transactions or actions by an issuer or regulator, the ability of BFA and its affiliates on behalf of clients (including the Fund) to purchase or dispose of investments, exercise rights or undertake business transactions may be restricted by law, regulation or rule or otherwise impaired. The capacity of the Fund to invest in certain securities or other assets may be affected by the relevant threshold limits, and such limitations may have adverse effects on the liquidity and performance of the Fund’s portfolio holdings.

For example, ownership limits may apply to securities whose issuers operate in certain regulated industries or in certain international markets. Such limits also may apply where the investing entity (such as the Fund) is subject to corporate or regulatory ownership restrictions or invests in certain futures or other derivative transactions. In certain circumstances, aggregate and/or fund-level amounts invested or voted by BFA and its affiliates for client funds and accounts managed by BFA (including the Fund) may not exceed the relevant limits without the grant of a license or other regulatory or corporate approval, order, consent, relief or non-disapproval. However, there is no guarantee that permission will be granted, or that, once granted, it will not be modified or revoked at a later date with minimal or no notice. In other cases, exceeding such thresholds may cause BFA and its affiliates, the Fund or other client accounts to suffer disadvantages or business restrictions.

Ownership limitations are highly complex. It is possible that, despite BFA’s intent to either comply with or be granted permission to exceed ownership limitations, it may inadvertently breach a limit or violate the corporate or regulatory approval, order, consent, relief or non-disapproval that was obtained.

•

Reference Rate Replacement Risk — The Fund may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value.

The United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, has ceased publishing all LIBOR settings. In April 2023, however, the FCA announced that some USD LIBOR settings would continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. After September 30, 2024, the remaining synthetic LIBOR settings ceased to be published, and all LIBOR settings have permanently ceased. The Secured Overnight Financing Rate (“SOFR”) is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (“repo”) market and has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts

Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. While some existing LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, there may be significant uncertainty regarding the effectiveness of any such alternative methodologies to replicate LIBOR. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Parties to contracts, securities or other instruments using LIBOR may disagree on transition rates or the application of transition regulation, potentially resulting in uncertainty of performance and the possibility of litigation. The Fund may have instruments linked to other interbank offered rates that may also cease to be published in the future.

•

Reliance on Advisor Risk — The Fund is dependent upon services and resources provided by BFA, and therefore BFA’s parent, BlackRock, Inc. BFA is not required to devote its full time to the business of the Fund and there is no guarantee or requirement that any investment professional or other employee of BFA will allocate a substantial portion of his or her time to the Fund. The loss of, or changes in, BFA’s personnel could have a negative effect on the performance or the continued operation of the Fund.

•

Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

•

Short Sales Risk — Because making short sales in securities that it does not own exposes the Fund to the risks associated with those securities, such short sales involve speculative exposure risk. The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the security sold short. The Fund will realize a gain if the security declines in price between those dates. As a result, if the Fund makes short sales in securities that increase in value, it will likely underperform similar funds that do not make short sales in securities they do not own. There can be no assurance that the Fund will be able to close out a short sale position at any particular time or at an acceptable price.

Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold. The Fund may also pay transaction costs and borrowing fees in connection with short sales.

•

Valuation Risk — The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. Because non-U.S. exchanges may be open on days when the Fund does not price its shares, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares.

Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or other instruments or used a different valuation methodology. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

•

When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Fundamental Investment Restrictions

The fundamental and non-fundamental investment restrictions of the Target Fund and the Acquiring Fund are identical. A complete list of the Funds’ fundamental and non-fundamental investment restrictions is located in Appendix I. Generally, each Fund has fundamental investment restrictions limiting each Fund’s ability to: (i) invest more than 25% of its assets in any particular industry; (ii) purchase or sell real estate; (iii) underwrite securities; (iv) make any investment inconsistent with the Fund’s classification as a diversified company under the Investment Company Act; (v) purchase or sell commodity contracts or commodities; (vi) make loans;; and (vii) borrow money or issue senior securities.

The Funds have also adopted certain non-fundamental investment restrictions, as listed under Appendix I, which may be changed in connection with the Reorganization by the applicable Board without shareholder approval. Following completion of the Reorganization, the Combined Fund will have the same fundamental and non-fundamental investment restrictions as the Funds.

Performance Information

Target Fund

The information shows you how the Target Fund’s performance has varied year by year and provides some indication of the risks of investing in the Target Fund. The table compares the Target Fund’s performance to that of the Bloomberg U.S. Aggregate Bond Index, the Bloomberg U.S. MBS Index and the Bloomberg GNMA Total Return Index Value Unhedged USD. The Target Fund acquired all of the assets, subject to the liabilities, of BlackRock GNMA Portfolio, a series of BlackRock Funds II (the “Predecessor Fund”), in a reorganization on September 17, 2018 (the “Target Fund Reorganization”). The Target Fund adopted the performance of the Predecessor Fund as a result of the Target Fund Reorganization. The performance information below is based on the performance of the Predecessor Fund for periods prior to the date of the Reorganization. The Predecessor Fund had the same investment objective, strategies and policies, portfolio management team and contractual arrangements, including the same contractual fees and expenses, as the Target Fund as of the date of the Target Fund Reorganization. The Target Fund’s and Predecessor Fund’s total returns prior to January 28, 2025 as reflected in the bar chart and table are the returns of the Target Fund and the Predecessor Fund, as applicable, when each followed a different investment objective and different investment strategies and process under the name “BlackRock GNMA Portfolio.” Effective January 28,

2025, the Target Fund has changed the benchmark against which it measures its performance from the Bloomberg GNMA Total Return Index Value Unhedged USD to the Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. MBS Index. Fund management believes the Bloomberg U.S. MBS Index more accurately reflects the investment strategy of the Target Fund. To the extent that dividends and distributions have been paid by the Target Fund, the performance information for the Target Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Target Fund’s investment manager and its affiliates had not waived or reimbursed certain Target Fund expenses during these periods, the Target Fund’s returns would have been lower. Updated information on the Target Fund’s performance, including its current net asset value, can be obtained by visiting www.blackrock.com or can be obtained by phone at (800) 882-0052.

Investor A Shares

ANNUAL TOTAL RETURNS

Target Fund

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 7.27% (quarter ended December 31, 2023) and the lowest return for a quarter was -5.60% (quarter ended September 30, 2022).

The year-to-date return as of March 31, 2025 was [●]%.

For the periods ended 12/31/24 Average Annual Total Returns	1 Year	5 Years	10 Years
Target Fund — Investor A Shares
Return Before Taxes	(3.10)%	(1.88)%	(0.03)%
Return After Taxes on Distributions	(4.50)%	(2.96)%	(1.18)%
Return After Taxes on Distributions and Sale of Fund Shares	(1.84)%	(1.85)%	(0.50)%
Target Fund — Investor C Shares
Return Before Taxes	(0.68)%	(1.81)%	(0.22)%
Target Fund — Institutional Shares
Return Before Taxes	1.30%	(0.82)%	0.66%
Target Fund — Class K Shares
Return Before Taxes	1.22%	(0.79)%	0.70%
Bloomberg U.S. Aggregate Bond Index[1] (Reflects no deduction for fees, expenses or taxes)	1.25%	(0.33)%	1.35%

Bloomberg U.S. MBS Index[2] (Reflects no deduction for fees, expenses or taxes)	1.20%	(0.74)%	0.91%
Bloomberg GNMA Total Return Index Value Unhedged USD[3] (Reflects no deduction for fees, expenses or taxes)	0.96%	(0.60)%	0.85%

[1] The Target Fund has added this broad-based index in response to new regulatory requirements.

[2] The Target Fund has added this additional benchmark.

[3] Effective approximately one year from the date of the Target Fund’s prospectus, the Target Fund will no longer compare its performance to this index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor C, Institutional and Class K Shares will vary.

Acquiring Fund

The Acquiring Fund is a newly-formed “shell” fund that has not yet commenced operations, and therefore will have no performance history prior to the Reorganization. The Acquiring Fund has been organized solely in connection with the Reorganization to acquire all of the assets and liabilities of the Target Fund and continue the business of the Target Fund. Therefore, after the Reorganization, Institutional Shares of the Target Fund will be the “accounting survivor.” This means that the Acquiring Fund will continue to show the historical investment performance and returns of the Target Fund (even after liquidation of the Target Fund). The Acquiring Fund’s benchmarks are the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. MBS Index. The U.S. MBS Index is relevant to the Acquiring Fund because it characteristics similar to the Acquiring Fund’s investment strategy.

Additional Information

Combined Fund. Institutional Shares of the Target Fund are deemed to be the “accounting survivor” in connection with the Reorganization. As a result, the Combined Fund will continue the performance history of the Target Fund after the closing of the Reorganization.

Management of the Funds

Target Fund

BlackRock, located at 100 Bellevue Parkway, Wilmington, Delaware 19809, manages the Target Fund’s investments and business operations subject to the oversight of the Target Trust Board. While BlackRock is ultimately responsible for the management of the Target Fund, it is able to draw upon the trading, research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities.

BlackRock is an indirect, wholly owned subsidiary of BlackRock, Inc. BlackRock and its affiliates had approximately $[●] trillion in investment company and other portfolio assets under management as of [●], 2025.

Acquiring Fund

BFA, located at 400 Howard Street, San Francisco, California 94105, has overall responsibility for the general management and administration of the Acquiring Fund. BFA provides an investment program for the Acquiring Fund and manages the investment of the Acquiring Fund’s assets. In managing the Acquiring Fund, BFA may draw upon the research and expertise of its asset management affiliates with respect to certain portfolio securities. In seeking to achieve the Acquiring Fund’s investment objective, BFA uses teams of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages BFA’s extensive resources.

BFA is an indirect, wholly owned subsidiary of BlackRock, Inc. As of [●], 2025, BFA and its affiliates provided investment advisory services for assets of approximately $[●] trillion.

Portfolio Managers

Information about the portfolio management teams of each Fund is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares and possible conflicts of interest, is available in the SAI.

Target Fund and Acquiring Fund

Portfolio Manager	Primary Role	Since	*	Title and Recent Biography
Matthew Kraeger	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2009		Managing Director of BlackRock since 2015.
Daniel Someck	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2025		Managing Director of BlackRock since 2021.
Nicholas Kramvis	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2025		Director of BlackRock since 2020.
Siddharth Mehta	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2017		Director of BlackRock since 2017.

* Includes management of BlackRock GNMA Portfolio, a series of BlackRock Funds II (the “Predecessor Fund”).

Matthew Kraeger, Daniel Someck, Nicholas Kramvis and Siddharth Mehta will be the portfolio managers of the Combined Fund and will be jointly and primarily responsible for the day-to-day management of the Combined Fund’s portfolio, including setting the Combined Fund’s overall investment strategy and overseeing the management of the Combined Fund.

Management Agreements

Target Fund

BlackRock serves as manager to the Target Fund pursuant to an investment advisory agreement (the “Target Fund Management Agreement”). Pursuant to the Target Fund Management Agreement, BlackRock is entitled to fees computed daily and payable monthly.

With respect to the Target Fund, the annual management fees payable to BlackRock (as a percentage of average daily net assets) are calculated as follows:

Average Daily Net Assets	Rate of Management Fee
Not exceeding $1 billion	0.34%
In excess of $1 billion but not exceeding $3 billion	0.32%
In excess of $3 billion but not exceeding $5 billion	0.31%
In excess of $5 billion but not exceeding $10 billion	0.30%
In excess of $10 billion	0.28%

BlackRock has contractually agreed to waive the management fee with respect to any portion of the Target Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through June 30, 2026. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Target Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates (the “affiliated money market fund waiver”), through June 30, 2026. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested Trustees of the Target Trust or by a vote of a majority of the outstanding voting securities of the Target Fund.

BlackRock has contractually agreed to cap net expenses for the Target Fund (excluding: (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) the Target Fund’s pro rata share of the fees and expenses incurred indirectly by the Target Fund as a result of investing in other investment companies; (iii) other expenses attributable to, and incurred as a result of, the Target Fund’s investments; and (iv) extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Target Fund’s business, if any) of each share class of the Target Fund at the levels shown below and in the Target Fund’s fees and expenses table in the “Fees and Expenses” section of this Combined Prospectus/Information Statement. Items (i), (ii), (iii) and (iv) in the preceding sentence are referred to in this Combined Prospectus/Information Statement as “Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses.” To achieve these expense caps, BlackRock has agreed to waive and/or reimburse fees or expenses if the Target Fund’s operating expenses exceed a certain limit.

With respect to the Target Fund, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses to the amounts noted in the table below.

Contractual Caps[1] on Total Annual Fund Operating Expenses* (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)
Investor A Shares	0.67%
Investor C Shares	1.42%
Institutional Shares	0.42%
Class K Shares	0.37%
*	As a percentage of average daily net assets.
[1]

The contractual caps are in effect through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested Trustees of the Target Trust or by a vote of a majority of the outstanding voting securities of the Target Fund.

The amount of the contractual waivers and/or reimbursements of fees and expenses made pursuant to the contractual cap on net expenses will be reduced by the amount of the affiliated money market fund waiver.

As stated above, the waivers and reimbursements made pursuant to the contractual expense caps and described in the table above do not include Interest Expense. The Target Fund’s Interest Expense is required to be reported as part of operating expenses in the Target Fund’s expense table for accounting purposes. The Target Fund incurs Interest

Expense when making certain investments (e.g., tender option bonds) to seek to enhance the yield and total return of the portfolio. The amount of Interest Expense (if any) will fluctuate with the Target Fund’s use of those investments.

A discussion of the basis for the Target Trust Board’s approval of the Target Fund Management Agreement with BlackRock is included in the Target Fund’s Form N-CSR filed with the SEC for the fiscal year ended September 30, 2024.

For the fiscal year ended September 30, 2024, BlackRock received a management fee, net of management fee waivers, at the annual rate of 0.34% of the Fund’s average daily net assets.

From time to time, a manager, analyst, or other employee of BlackRock or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Target Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Target Fund.

Acquiring Fund

BFA serves as manager to the Acquiring Fund pursuant to an investment advisory agreement (the “Acquiring Fund Management Agreement”). As investment adviser, BFA has overall responsibility for the general management and administration of the Acquiring Fund. BFA provides an investment program for the Acquiring Fund and manages the investment of the Acquiring Fund’s assets. In managing the Acquiring Fund, BFA may draw upon the research and expertise of its asset management affiliates with respect to certain portfolio securities. In seeking to achieve the Acquiring Fund’s investment objective, BFA uses teams of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages BFA’s extensive resources.

Pursuant to the Acquiring Fund Management Agreement, BFA is responsible for substantially all expenses of the Acquiring Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses (as determined by a majority of the trustees who are not “interested persons” of the Acquiring Trust).

For its investment advisory services to the Acquiring Fund, BFA is paid a management fee by the Acquiring Fund, based on a percentage of the Acquiring Fund’s average daily net assets, at an annual rate of 0.25%.

BFA has contractually agreed to waive a portion of its management fees in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by the Acquiring Fund in other equity and fixed-income mutual funds and ETFs advised by BFA or its affiliates through June 30, 2027. BFA has also contractually agreed to waive a portion of its management fees in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by the Acquiring Fund in money market funds managed by BFA or its affiliates through June 30, 2027. The agreement (with respect to either waiver) may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Acquiring Trust or by a vote of a majority of the outstanding voting securities of the Acquiring Fund.

BFA may also from time to time voluntarily waive and/or reimburse other fees or expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.

BFA is located at 400 Howard Street, San Francisco, CA 94105. It is an indirect wholly-owned subsidiary of BlackRock, Inc. As of [●], 2025, BFA and its affiliates provided investment advisory services for assets in excess of $[●] trillion. BFA and its affiliates trade and invest for their own accounts in the actual securities and types of securities in which the Acquiring Fund may also invest, which may affect the price of such securities.

A discussion regarding the basis for the approval by the Acquiring Trust Board of the Acquiring Fund Management Agreement with BFA will be available in the Acquiring Fund’s report filed on Form N-CSR for the period ending [September 30, 2025].

From time to time, a manager, analyst, or other employee of BlackRock, Inc. or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of BlackRock, Inc. or any other person within the BlackRock, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BlackRock, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Acquiring Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Acquiring Fund.

Combined Fund

The Acquiring Fund Management Agreement will remain in place following the Reorganization and the management fee rate applicable to the Combined Fund under the Management Agreement will be identical to the current management fee rates applicable to the Acquiring Fund. In addition, the contractual fee waivers applicable to the Acquiring Fund will be retained with respect to the Combined Fund.

BFA will manage the Combined Fund as investment manager, pursuant to the Acquiring Fund Management Agreement. The principal terms of the Target Fund Management Agreement and the Acquiring Fund Management Agreement are described below.

Terms of the Management Agreements

The Target Fund Management Agreement and the Acquiring Fund Management Agreement (each, a “Management Agreement” and together, the “Management Agreements”) are similar and generally provide that, subject to the oversight of the respective Boards, BlackRock and BFA will act as investment adviser for and supervise and manage the investment and reinvestment of the respective Fund’s assets. Each Management Agreement provides that BlackRock and BFA will in connection therewith have complete discretion in purchasing and selling securities and other assets for the respective Funds and in voting, exercising consents and exercising all other rights appertaining to such securities and other assets on behalf of the respective Funds, will supervise continuously the investment program of the respective Funds and the composition of their investment portfolios, will arrange for the purchase and sale of securities and other assets held in the investment portfolio of the respective Funds; and will provide investment research to the respective Funds. BlackRock and BFA will provide these services in accordance with the respective Fund’s investment objectives and policies and restrictions as stated in its registration statement and the resolutions of each Board.

Under the Target Fund Management Agreement, BlackRock has agreed to furnish office facilities and equipment and clerical, bookkeeping and administrative services (other than such services, if any, provided by the Target Fund’s custodian, transfer agent and dividend disbursing agent and other service providers) for the Target Fund. To the extent requested by the Target Trust, BlackRock has agreed to provide certain additional administrative services to the Target Fund. The Target Fund will reimburse BlackRock or its affiliates for all out of pocket expenses incurred by them in connection with the performance of the administrative services. Under the Acquiring Fund Management Agreement, BFA shall perform, or arrange for the performance of, the management and administrative services necessary for the operation of the Acquiring Fund. BFA shall provide the Acquiring Fund with office space, facilities, equipment and necessary personnel and such other services as BFA, subject to review by the Acquiring Trust Board, from time to time shall determine to be necessary or useful to perform its obligations under the Management Agreement.

Under the Management Agreements, BlackRock and BFA will comply with (i) the provisions of the 1940 Act and the Investment Advisers Act of 1940, as amended, and all applicable rules and regulations of the SEC, (ii) any other applicable provision of law and (iii) the provisions of the respective Fund’s governing documents as such are amended from time to time. In addition, in each Management Agreement, BlackRock and BFA agree to comply with any policies or directives or determinations of the applicable Board.

Pursuant to the Management Agreements, BlackRock and BFA will place orders either directly with the issuer or with any broker or dealer and will attempt to obtain the best price and the most favorable execution of its orders. In placing orders, BlackRock will consider the experience and skill of the firm’s securities traders as well as the firm’s financial responsibility and administrative efficiency. In addition, BlackRock and BFA will treat confidentially and as proprietary information of the respective Fund all records and other information relative to the respective Fund and the respective Fund’s prior, current or potential shareholders, and will not use such records and information for any purpose other than performance of its responsibilities and duties pursuant to the Management Agreements, except after prior notification to and approval in writing by such Fund, which approval will not be unreasonably withheld and may not be withheld where BlackRock or BFA may be exposed to civil or criminal contempt proceedings for failure to comply, when requested to divulge such information by duly constituted authorities, or when so requested by the respective Fund.

Under each Fund’s Management Agreement, BlackRock and BFA will maintain certain books and records required by law or for the proper operation of such Fund, and will also prepare certain periodic reports for review by the officers of such Fund.

Each Management Agreement provides that BlackRock and BFA may from time to time, in their sole discretion, to the extent permitted by applicable law, appoint one or more sub-advisers including, without limitation, affiliates of BlackRock or BFA, to perform investment advisory services with respect to the respective Fund.

In contrast to the Target Fund’s Management Agreement, under the Acquiring Fund’s Management Agreement BFA agrees to pay all expenses incurred by the Acquiring Fund, except that the Acquiring Fund agrees to pay all of the following expenses incurred by it: (i) interest and taxes (including, but not limited to, income, excise, transfer and withholding taxes); (ii) expenses of the Acquiring Fund incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions; (iii) expenses incurred in connection with any distribution plan adopted by the Acquiring Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act)). This arrangement is sometimes referred to as a “unitary fee.” The Target Fund’s Management Agreement does not have a unitary fee arrangement.

Under the Management Agreements, BlackRock and BFA will not be liable for any error of judgment or mistake of law or for any loss suffered by the respective Fund in connection with the performance of the Management Agreements, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its duties under the Management Agreements, and in the case of the Target Fund Management Agreement, a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services.

Unless earlier terminated, each Management Agreement will remain in effect from year to year if approved at least annually by (1) a vote of a majority of the applicable Board who are not parties to the respective agreement or interested persons of any party to such respective agreement, cast in person at a meeting called for the purpose of voting on such approval and (2) by a vote of a majority of the Trustees of the applicable Board or by a vote of a majority of the outstanding voting securities of the applicable Fund at the time outstanding and entitled to vote.

Each Management Agreement automatically terminates on assignment and may be terminated without penalty upon 60 days’ written notice by any of the parties to such agreement (provided that termination of a Management Agreement by the Target Fund or the Acquiring Fund is directed or approved by the vote of a majority of the Trustees of the Target Trust Board or the Acquiring Trust Board, as applicable, in office at the time or by the vote of the holders of a majority of the outstanding voting securities of the applicable Fund).

Other Service Providers

	Target Fund	Acquiring Fund
Distributor	BlackRock Investments, LLC 50 Hudson Yards New York, New York 10001	BlackRock Investments, LLC 50 Hudson Yards New York, New York 10001
Custodian	JPMorgan Chase Bank, N.A. 383 Madison Avenue, Floor 11 New York, New York 10179	JPMorgan Chase Bank, N.A. 383 Madison Avenue, Floor 11 New York, New York 10179
Transfer Agent	BNY Mellon Investment Servicing (US) Inc. 301 Bellevue Parkway Wilmington, Delaware 19809	JPMorgan Chase Bank, N.A. 383 Madison Avenue, Floor 11 New York, New York 10179
Independent Registered Public Accounting Firm	[●]	[●]
Accounting Services Provider	JPMorgan Chase Bank, N.A. 383 Madison Avenue, Floor 11 New York, New York 10179	JPMorgan Chase Bank, N.A. 383 Madison Avenue, Floor 11 New York, New York 10179
Fund Counsel	Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, New York 10019	Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, New York 10019

Combined Fund. Following the closing of the Reorganization, the Acquiring Fund’s current service providers will serve the Combined Fund.

Sales Loads

Target Fund. As described above in “Summary—Fees and Expenses,” the Target Fund’s Investor A Shares are subject to a maximum initial sales charge of 4.00% and the Target Fund’s Investor C Shares are subject to a maximum contingent deferred sales charge (“CDSC”) of 1.00% for a period of one year. The Target Fund’s Investor A Shares are also assessed a CDSC of 0.50% on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more. Beginning on December 1, 2025, no initial sales charge will be imposed on purchases of Investor A Shares of the Target Fund. Beginning on December 1, 2025, no CDSC will be imposed on redemptions of Investor A Shares or Investor C Shares of the Target Fund.

Acquiring Fund. The Acquiring Fund is not subject to any front-end sales loads or contingent deferred sales charges.

Combined Fund. Effective upon the closing of the Reorganization, the Combined Fund will not be subject to any front-end sales loads or contingent deferred sales charges.

Distributor; Distribution and Service Fees

BlackRock Investments, LLC (previously defined as “BRIL,” or the “Distributor”), 50 Hudson Yards, New York, New York 10001, an affiliate of BlackRock, acts as each Fund’s distributor and will act as distributor for the Combined Fund following the closing of the Reorganization. With respect to the Acquired Fund, the Distributor or its agent distributes Creation Units for the Acquiring Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund.

Plan Payments: Acquiring Fund.

The Acquiring Fund does not pay any distribution or service fees pursuant to a Rule 12b-1 plan.

Plan Payments: Target Fund.

The Target Fund has adopted a plan (each, a “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Target Fund’s Investor A and Investor C Shares (together, “Investor Shares”) that allows the Target Fund to pay distribution fees for the sale of its shares and/or shareholder servicing fees for certain services provided to its shareholders.

Under the Plans, Investor C Shares pay a distribution fee to the Distributor and/or its affiliates, for distribution and sales support services. The distribution fees may be used to pay the Distributor for distribution and sales support services and to pay the Distributor and BlackRock and its affiliates for sales support services provided and related expenses incurred in connection with the sale of Investor C Shares. The distribution fees may also be used to pay financial professionals or selected securities dealers, brokers, investment advisers, service providers or industry professionals (including BlackRock and its affiliates) (each, a “Financial Intermediary”) for sales support services and related expenses. All Investor C Shares pay a maximum distribution fee per year that is a percentage of the average daily NAV of the Investor C Shares of the Fund. Institutional, Investor A and Class K Shares do not pay distribution fees.

Under the Plans, the Target Fund also pays shareholder servicing fees (also referred to as general shareholder liaison services fees) to Financial Intermediaries for providing support services to their customers who own Investor A and Investor C Shares of the Target Fund. The shareholder servicing fee payment is calculated as a percentage of the average daily NAV of Investor A and Investor C Shares of the Target Fund. All Investor Shares pay this shareholder servicing fee. Institutional and Class K Shares do not pay a shareholder servicing fee.

The share classes of the Target Fund are subject to annual service and/or distribution fees at the following rates, expressed as a percentage of the Target Fund’s average daily net assets attributable to the share class:

Share Class	Annual Service Fee Rate	Annual Distribution Fee Rate
Investor A	0.25%	None
Investor C	0.25%	0.75%
Institutional	None	None
Class K	None	None

In return for the shareholder servicing fee, Financial Intermediaries (including BlackRock) may provide one or more of the following services to their customers who own Investor Shares:

●

Answering customer inquiries regarding account status and history, the manner in which purchases, exchanges and redemptions or repurchases of shares may be effected and certain other matters pertaining to the customers’ investments;

●	Assisting customers in designating and changing dividend options, account designations and addresses; and

●	Providing other similar shareholder liaison services.

The shareholder servicing fees payable pursuant to the Plans are paid to compensate Financial Intermediaries for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of the Target Fund’s shares.

Because the fees paid by the Target Fund under the applicable Plan are paid out of Target Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. In addition, the distribution fees paid by Investor C Shares may over time cost investors more than the front-end sales charge on Investor A Shares. For more information on the Plans, including a complete list of services provided thereunder, see the SAI.

Other Payments by the Target Fund

In addition to fees that the Target Fund may pay to a Financial Intermediary pursuant to the Plan and fees the Target Fund pays to its transfer agent, BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”), BlackRock, on behalf of the Target Fund, may enter into non-Plan agreements with affiliated and unaffiliated Financial Intermediaries pursuant to which the Target Fund will pay a Financial Intermediary for administrative, networking, recordkeeping, sub-transfer agency, sub-accounting and/or shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of the Target Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.

Other Payments by BlackRock

From time to time, BlackRock, the Distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency, sub-accounting and shareholder services described above at its or their own expense and out of its or their profits. BlackRock, the Distributor and their affiliates may also compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the Target Fund. These payments would be in addition to the Target Fund payments described in this Combined Prospectus/Information Statement and the Target Fund’s prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary or may be calculated on another basis. The aggregate amount of these payments by BlackRock, the Distributor and their affiliates may be substantial and, in some circumstances, may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of the Target Fund.

Please contact your Financial Intermediary for details about payments it may receive from the applicable Fund or from BlackRock, the Distributor or their affiliates. For more information, see the SAI.

Payments by BFA

BFA or its affiliates make payments to broker-dealers, registered investment advisers, banks or other intermediaries (together, “intermediaries”) related to marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems, data provision services, or their making shares of the Acquiring Fund and certain other BFA-advised ETFs available to their customers generally and in certain investment programs. Such payments, which may be significant to the intermediary, are not made by the Acquiring Fund. Rather, such payments are made by BFA or its affiliates from their own resources, which come directly or indirectly in part from fees paid by the BFA-advised ETFs. Payments of this type are sometimes referred to as revenue-sharing payments. A financial intermediary may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the payments or other financial incentives it is eligible to receive. Therefore, such payments or other financial incentives offered or made to an intermediary create conflicts of interest between the intermediary and its customers and may cause the intermediary to recommend the Acquiring Fund or other BFA-advised ETFs over another investment. More information regarding these payments is contained in the Acquiring Fund’s SAI. Please contact your salesperson or other investment professional for more information regarding any such payments his or her firm may receive from BFA or its affiliates.

Combined Fund.

Following the closing of the Reorganization, the Acquiring Fund will not pay any distribution or service fees pursuant to a Rule 12b-1 plan.

Dividends and Distributions

Acquiring Fund

General Policies: Dividends from net investment income, if any, generally are declared and paid monthly by the Acquiring Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Acquiring Trust may make distributions on a more frequent basis for the Acquiring Fund. The Acquiring Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve its status as a regulated investment company (“RIC”) or to avoid imposition of income or excise taxes on undistributed income or realized gains.

Dividends and other distributions on shares of the Acquiring Fund are distributed on a pro rata basis to beneficial owners of such shares. Dividend payments are made through DTC participants and indirect participants to beneficial owners then of record with proceeds received from the Acquiring Fund.

Dividend Reinvestment Service: No dividend reinvestment service is provided by the Acquiring Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of the Acquiring Fund for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Acquiring Fund purchased in the secondary market.

Effective upon the closing of the Reorganization, the Acquiring Fund’s dividends and distributions policy will be continued by the Combined Fund. Acquiring Fund Shares received by the Target Fund in the Reorganization will be valued as of the Valuation Time (as defined below), after the declaration and payment of dividends and distributions.

Target Fund

The Target Fund distributes net investment income, if any, monthly, and net realized capital gains, if any, at least annually. The Target Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. Dividends may be reinvested automatically in shares of the Target Fund at net asset value without a sales charge or may be taken in cash. If you would like to receive dividends in cash, contact your Financial Intermediary or the Target Fund. Although this cannot be predicted with any certainty, the Fund anticipates that a significant amount of its dividends, if any, will consist of capital gains. Capital gains may be taxable to you at different rates depending on how long the Target Fund held the assets sold. The last day that dividend reinvestments in the Target Fund will be available is January  16, 2026. Subsequent dividend distributions will be paid in cash in advance of the Reorganization.

Taxes

Acquiring Fund Note on Tax Information. The following sections summarize some of the consequences under current U.S. federal tax law of an investment in the Acquiring Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Acquiring Fund distributions and sales of shares. Certain states and localities may exempt from tax distributions attributable to interest from U.S. federal government obligations. Consult your personal tax advisor about the potential tax consequences of an investment in shares of the Acquiring Fund under all applicable tax laws.

[Taxes. As with any investment, you should consider how your investment in shares of the Acquiring Fund will be taxed. The tax information in this Combined Prospectus/Information Statement is provided as general information, based on current law. There is no guarantee that shares of the Acquiring Fund will receive certain regulatory or accounting treatment. You should consult your own tax professional about the tax consequences of an investment in shares of the Acquiring Fund.

Unless your investment in Acquiring Fund shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA, in which case your distributions generally will be taxable when withdrawn, you need to be aware of the possible tax consequences when the Acquiring Fund makes distributions or you sell Acquiring Fund shares.

Taxes on Distributions. Distributions from the Acquiring Fund’s net investment income, including distributions of income from securities lending and distributions out of the Acquiring Fund’s net short-term capital gains, if any, are taxable to you as ordinary income. The Acquiring Fund’s distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the shares. Long-term capital gains are eligible for taxation at a maximum rate of 15% or 20% for non-corporate shareholders, depending on whether their income exceeds certain threshold amounts. Distributions from the Acquiring Fund are subject to a 3.8% U.S. federal Medicare contribution tax on “net investment income,” for individuals with incomes exceeding $200,000 ($250,000 if married and filing jointly) and of estates and trusts. In general, your distributions are subject to U.S. federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.

You may lose the ability to use foreign tax credits passed through by the Acquiring Fund if your Fund shares are loaned out pursuant to a securities lending agreement.

If the Acquiring Fund’s distributions exceed current and accumulated earnings and profits, all or a portion of the distributions made in the taxable year may be recharacterized as a return of capital to shareholders. Distributions in excess of the Acquiring Fund’s minimum distribution requirements, but not in excess of the Acquiring Fund’s earnings and profits, will be taxable to shareholders and will not constitute nontaxable returns of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold. Once a shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain, if the shareholder holds shares of the Acquiring Fund as capital assets.

Dividends, interest and capital gains earned by the Acquiring Fund with respect to securities issued by non U.S. issuers may give rise to withholding, capital gains and other taxes imposed by non U.S. countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the total assets of the Acquiring Fund at the close of a year consists of non U.S. stocks or securities (generally, for this purpose, depositary receipts, no matter where traded, of non U.S. companies are treated as “non U.S.”), generally the Acquiring Fund may “pass through” to you certain non U.S. income taxes (including withholding taxes) paid by the Acquiring Fund. This means that you would be considered to have received as an additional dividend your share of such non U.S. taxes, but you may be entitled to either a corresponding tax deduction in calculating your taxable income, or, subject to certain limitations, a credit in calculating your U.S. federal income tax.

For purposes of foreign tax credits for U.S. shareholders of the Acquiring Fund, foreign capital gains taxes may not produce associated foreign source income, limiting the availability of such credits for U.S. persons.

If you are neither a resident nor a citizen of the U.S. or if you are a non-U.S. entity (other than a pass-through entity to the extent owned by U.S. persons), the Acquiring Fund’s ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies, provided that withholding tax will generally not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of long-term capital gains or upon the sale or other disposition of shares of the Acquiring Fund.

Separately, a 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items paid to (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts maintained, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information, and determine certain other information concerning their account holders, or (ii) in the event that an applicable intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities may need to report the name, address, and taxpayer identification number of each substantial U.S. owner or provide certifications of no substantial U.S. ownership unless certain exceptions apply.

If you are a resident or a citizen of the U.S., by law, backup withholding at a 24% rate will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications. Acquiring Fund distributions, to the extent attributable to dividends from U.S. corporations, will be eligible for the dividends received deduction for Acquiring Fund shareholders that are corporations, subject to certain hedging and holding requirements.

Taxes When Shares are Sold. Currently, any capital gain or loss realized upon a sale of Acquiring Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a sale of Acquiring Fund shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares. Any such capital gains, including from sales of Acquiring Fund shares or from capital gain dividends, are included in “net investment income” for purposes of the 3.8% U.S. federal Medicare contribution tax mentioned above.]

Purchase, Redemption, Exchange and Transfer of Shares

The Target Fund and the Acquiring Fund have different procedures for purchasing, exchanging, and redeeming shares. You may refer to the Acquiring Fund prospectus under the sections entitled “Shareholder Information—Buying and Selling Shares” and “Shareholder Information—Creations and Redemptions” for the procedures applicable to purchases and redemptions of the shares of the Acquiring Fund. The Target Fund prospectus provides information under the section entitled “How to Buy, Sell, Exchange and Transfer Shares” with respect to the procedures applicable to purchases, exchanges, and sales of the shares of the Target Fund.

The following discussion describes the policies and procedures related to the purchase, sale, creation and redemption of shares of the Acquiring Fund, which policies and procedures will be the same for the Combined Fund, effective upon the closing of the Reorganization.

Acquiring Fund Buying and Selling Shares. Shares of the Acquiring Fund may be acquired or redeemed directly from the Acquiring Fund only in Creation Units or multiples thereof, as discussed in the Creations and Redemptions section of the Acquiring Fund prospectus. Only an Authorized Participant may engage in creation or redemption transactions directly with the Acquiring Fund. Once created, shares of the Acquiring Fund generally trade in the secondary market in amounts less than a Creation Unit.

Shares of the Acquiring Fund are listed on a national securities exchange for trading during the trading day. Shares can be bought and sold throughout the trading day like shares of other publicly-traded companies. The Acquiring Trust does not impose any minimum investment for shares of the Acquiring Fund purchased on an exchange or otherwise in the secondary market. The Acquiring Fund’s shares trade under the ticker symbol “[●].”

Buying or selling Acquiring Fund shares on an exchange or other secondary market involves two types of costs that may apply to all securities transactions. When buying or selling shares of the Acquiring Fund through a broker, you may incur a brokerage commission and other charges. The commission is frequently a fixed amount and may be a significant proportional cost for investors seeking to buy or sell small amounts of shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price. The spread varies over time for shares of the Acquiring Fund based on the Acquiring Fund’s trading volume and market liquidity, and is generally lower if the Acquiring Fund has high trading volume and market liquidity, and higher if the Acquiring Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size). The Acquiring Fund’s spread may also be impacted by the liquidity or illiquidity of the underlying securities held by the Acquiring Fund, particularly for newly launched or smaller funds or in instances of significant volatility of the underlying securities.

The Acquiring Fund does not impose restrictions on the frequency of purchases and redemptions of Acquiring Fund shares directly with the Acquiring Fund. The Acquiring Trust Board determined not to adopt policies and procedures designed to prevent or monitor for frequent purchases and redemptions of Acquiring Fund shares because the Acquiring Fund generally sells and redeems its shares directly through transactions that are in-kind and/or for cash, with a deadline for placing cash-related transactions no later than the close of the primary markets for the Acquiring Fund’s portfolio securities. However, the Acquiring Fund has taken certain measures (e.g., imposing transaction fees on purchases and redemptions of Creation Units and reserving the right to reject purchases of Creation Units under certain circumstances) to minimize the potential consequences of frequent cash purchases and redemptions by Authorized Participants, such as disruption of portfolio management, dilution to the Acquiring Fund, and/or increased transaction costs. Further, the vast majority of trading in Acquiring Fund shares occurs on the secondary market, which does not involve the Acquiring Fund directly, and such trading is unlikely to cause many of the harmful effects of frequent cash purchases or redemptions of Acquiring Fund shares.

The national securities exchange on which the Acquiring Fund’s shares are listed is open for trading Monday through Friday and is closed on weekends and the following holidays (or the days on which they are observed): New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Acquiring Fund’s listing exchange is CBOE BZX.

Section 12(d)(1) of the Investment Company Act generally restricts investments by investment companies, including foreign and unregistered investment companies, in the securities of other investment companies. For example, a registered investment company (the “Purchased Fund”), such as the Acquiring Fund, may not knowingly sell or otherwise dispose of any security issued by the Purchased Fund to any investment company (the “Purchasing Fund”) or any company or companies controlled by the Purchasing Fund if, immediately after such sale or disposition: (i) more than 3% of the total outstanding voting stock of the Purchased Fund is owned by the Purchasing Fund and any company or companies controlled by the Purchasing Fund, or (ii) more than 10% of the total outstanding voting stock of the Purchased Fund is owned by the Purchasing Fund and other investment companies and companies controlled by them. However, registered investment companies are permitted to invest in the Acquiring beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in SEC rules. In order for a registered investment company to invest in shares of the Acquiring Fund beyond the limitations of Section 12(d)(1) in reliance on Rule 12d1-4 under the 1940 Act, the registered investment company must, among other things, enter into an agreement with the Acquiring Trust. Foreign investment companies are permitted to invest in the Acquiring Fund only up to the limits set forth in Section 12(d)(1), subject to any applicable SEC no-action relief.

Book Entry. Shares of the Acquiring Fund are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of, and holds legal title to, all outstanding shares of the Acquiring Fund.

Investors owning shares of the Acquiring Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for shares of the Fund. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” form.

Share Prices. The trading prices of the Acquiring Fund’s shares in the secondary market generally differ from the Acquiring Fund’s daily NAV and are affected by market forces such as the supply of and demand for ETF shares and shares of underlying securities held by the Acquiring Fund, economic conditions and other factors.

Creations and Redemptions. Prior to trading in the secondary market, shares of the Acquiring Fund are “created” at NAV by market makers, large investors and institutions only in block-size Creation Units or multiples thereof. Each “creator” or authorized participant (an “Authorized Participant”) has entered into an agreement with the Distributor. An Authorized Participant is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Acquiring Fund or one of its service providers that allows such member or participant to place orders for the purchase and redemption of Creation Units.

Creation transactions are usually in exchange for cash.

A creation transaction, which is subject to acceptance by the Distributor and the Acquiring Fund, generally takes place when an Authorized Participant deposits into the Acquiring Fund a specified amount of cash and/or a designated portfolio of securities, assets or other positions (a “creation basket”), and an amount of cash (including any cash representing the value of substituted securities, assets or other positions), if any, which together approximate the holdings of the Acquiring Fund in exchange for a specified number of Creation Units.

Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities, assets or other positions (a “redemption basket”) held by the Acquiring Fund and an amount of cash (including any portion of such securities for which cash may be substituted).

Except when aggregated in Creation Units, shares are not redeemable by the Acquiring Fund. Creation and redemption baskets may differ and the Acquiring Fund may accept “custom baskets.” More information regarding custom baskets is contained in the Acquiring Fund’s SAI.

The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the authorized participant agreement.

Only an Authorized Participant may create or redeem Creation Units with the Acquiring Fund. Authorized Participants may create or redeem Creation Units for their own accounts or for customers, including, without limitation, affiliates of the Acquiring Fund.

In the event of a system failure or other interruption, including disruptions at market makers or Authorized Participants, orders to purchase or redeem Creation Units either may not be executed according to the Acquiring Fund’s instructions or may not be executed at all, or the Acquiring Fund may not be able to place or change orders.

To the extent the Acquiring Fund engages in in-kind transactions, the Acquiring Fund intends to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). Further, an Authorized Participant that is not a “qualified institutional buyer,” as such term is defined in Rule 144A under the 1933 Act, will not be able to receive restricted securities eligible for resale under Rule 144A.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant that has executed an agreement with the Distributor with respect to creations and redemptions of Creation Units. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Acquiring Fund’s SAI.

Because new shares may be created and issued on an ongoing basis, at any point during the life of the Acquiring Fund a “distribution,” as such term is used in the 1933 Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.

Householding. Householding is an option available to certain Acquiring Fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The above will be applicable to the Combined Fund effective upon the closing of the Reorganization.

Conflicts of Interest

The investment activities of BFA and its affiliates (including BlackRock, Inc. and its subsidiaries (collectively, the “Affiliates”)), and their respective directors, officers or employees, in managing their own accounts and other accounts, may present conflicts of interest that could disadvantage the Acquiring Fund and its shareholders.

BFA and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and in the ordinary course of business may engage in activities in which their interests or the interests of other clients may conflict with those of the Acquiring Fund. BFA and its Affiliates act, or may act, as an investor, research provider, investment manager, commodity pool operator, commodity trading advisor, financier, underwriter, adviser, trader, lender, index provider, agent and/or principal. BFA and its Affiliates may have other direct and indirect interests in securities, currencies, commodities, derivatives and other assets in which the Acquiring Fund may directly or indirectly invest.

BFA and its Affiliates may engage in proprietary trading and advise accounts and other funds that have investment objectives similar to those of the Acquiring Fund and/or that engage in and compete for transactions in the same or similar types of securities, currencies and other assets as are held by the Acquiring Fund. This may include transactions in securities issued by other open-end and closed-end investment companies, including investment companies that are affiliated with the Acquiring Fund and BFA, to the extent permitted under the Investment Company Act. The trading activities of BFA and its Affiliates are carried out without reference to positions held directly or indirectly by the Acquiring Fund. These activities may result in BFA or an Affiliate having positions in assets that are senior or junior to, or that have interests different from or adverse to, the assets held by the Acquiring Fund.

The Acquiring Fund may invest in securities issued by, or engage in other transactions with, entities with which an Affiliate has significant debt or equity investments or other interests. The Acquiring Fund may also invest in issuances (such as debt offerings or structured notes) for which an Affiliate is compensated for providing advisory, cash management or other services. The Acquiring Fund also may invest in securities of, or engage in other transactions with, entities for which an Affiliate provides or may provide research coverage or other analysis.

An Affiliate may have business relationships with, and receive compensation from, distributors, consultants or others who recommend a Acquiring Fund or who engage in transactions with or for the Acquiring Fund.

Neither BFA nor any Affiliate is under any obligation to share any investment opportunity, idea or strategy with the Acquiring Fund. As a result, an Affiliate may compete with the Acquiring Fund for appropriate investment opportunities. The results of the Acquiring Fund’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate. It is possible that the Acquiring Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.

In addition, the Acquiring Fund may enter into transactions in which BFA or an Affiliate or their directors, officers, employees or clients have an adverse interest. The Acquiring Fund may be adversely impacted by the effects of transactions undertaken by BFA or an Affiliate or their directors, officers, employees or clients.

From time to time, BFA or its advisory clients (including other funds and accounts) may, subject to compliance with applicable law, purchase and hold shares of the Acquiring Fund. The price, availability, liquidity, and (in some cases) expense ratio of the Acquiring Fund may be impacted by purchases and sales of the Acquiring Fund by BFA or its advisory clients.

The Acquiring Fund’s activities may be limited because of regulatory restrictions applicable to BFA or an Affiliate or their policies designed to comply with such restrictions.

Under a securities lending program approved by the Acquiring Trust Board, the Acquiring Trust, on behalf of the Acquiring Fund, has retained BlackRock Institutional Trust Company, N.A., an Affiliate of BFA, to serve as its securities lending agent for the Acquiring Fund to the extent that it participates in the securities lending program. For these services, the securities lending agent will receive a fee from the participating Acquiring Fund based on the returns earned on the Acquiring Fund’s lending activities, including the investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which the Acquiring Fund may lend its portfolio securities under the securities lending program.

Under an ETF Services Agreement, the Acquiring Fund has retained BlackRock Investments, LLC (the “Distributor” or “BRIL”), an Affiliate of BFA, to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units of the Acquiring Fund (“ETF Services”). BRIL has engaged Citibank, N.A. (“Citibank”) as a subcontractor to provide certain ETF Services. BRIL retains a portion of the standard transaction fee received from Authorized Participants on each creation or redemption order from the Authorized Participant for the ETF Services provided. BFA collaborated with, and received payment from, Citibank on the design and development of the ETF Services platform. Citibank has, and from time to time may develop, additional relationships with BFA or funds managed by BFA and its Affiliates.

BFA and its Affiliates may benefit from a fund using a BlackRock index by creating increasing acceptance in the marketplace for such indexes. BFA and its Affiliates are not obligated to license an index to a fund, and no fund is under an obligation to use a BlackRock index. The terms of a fund’s index licensing agreement with BFA or its Affiliates may not be as favorable as the terms offered to other licensees.

The activities of BFA and its Affiliates and their respective directors, officers or employees, may give rise to other conflicts of interest that could disadvantage the Acquiring Fund and its shareholders. BFA has adopted policies and procedures designed to address these potential conflicts of interest. Please see the SAI for further information.

The above will be applicable to the Combined Fund effective upon the closing of the Reorganization.

Valuation of Shares

The Target Fund’s valuation policy is the same as the Acquiring Fund’s valuation policy. Effective upon the closing of the Reorganization, the Acquiring Fund’s valuation policy described below will be continued by the Combined Fund.

Determination of Net Asset Value. The NAV of the Acquiring Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Acquiring Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Acquiring Fund is calculated by dividing the value of the net assets of the Acquiring Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Acquiring Fund, generally rounded to the nearest cent.

The value of the securities and other assets and liabilities held by the Acquiring Fund is determined pursuant to BFA’s valuation policies and procedures. BFA has been designated by the Board as the valuation designee for the Acquiring Fund pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended.

The Acquiring Fund values fixed-income portfolio securities using last available bid prices provided by dealers or prices (including evaluated prices) supplied by the Acquiring Fund’s approved independent third-party pricing services, each in accordance with BFA’s valuation policies and procedures. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but the Acquiring Fund may hold or transact in such securities in smaller odd lot sizes. Odd lots often trade at lower prices than institutional round lots. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines in good faith that such method does not represent fair value..

Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of regular trading hours of the NYSE. The values of such securities used in computing the NAV of the Acquiring Fund are determined as of such times. U.S. government securities, money market instruments and certain fixed income securities are generally priced as of close of regular trading hours on the NYSE.

When market quotations are not readily available or are believed by BFA to be unreliable, BFA will fair value the Acquiring Fund’s investments in accordance with its policies and procedures. BFA may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BFA determines, in its reasonable business judgment prior to or at the time of pricing the Acquiring Fund’s assets or liabilities, that the event is likely to cause a material change to the last exchange closing price or closing market price of one or more assets held by, or liabilities of, the Acquiring Fund. For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of the Acquiring Fund’s pricing time.

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by the Acquiring Fund is the amount the Acquiring Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing the Acquiring Fund’s investments using fair value pricing will result in prices that may differ from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Target Fund through a Financial Intermediary, the Target Fund and BRIL, the Target Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Target Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Target Fund over another investment.

Class K Shares are only available through a Financial Intermediary if the Financial Intermediary will not receive from Target Fund assets, or the Target Fund’s distributor’s or an affiliate’s resources, any commission payments, shareholder servicing fees (including sub-transfer agent and networking fees), or distribution fees (including Rule 12b-1 fees) with respect to assets invested in Class K Shares.

If you purchase shares of the Acquiring Fund through a broker-dealer or other financial intermediary (such as a bank), BFA or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Acquiring Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Acquiring Fund over another investment.

Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

Disclosure of Portfolio Holdings

For a discussion of each Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the SAI.

Market Timing Trading Policies and Procedures

The Funds have different market timing policies, as described below. Effective upon the closing of the Reorganization, the Acquiring Fund’s market timing trading policies and procedures described below will be continued by the Combined Fund.

Acquiring Fund

The Acquiring Fund does not impose restrictions on the frequency of purchases and redemptions of Acquiring Fund shares directly with the Acquiring Fund. The Acquiring Trust Board determined not to adopt policies and procedures designed to prevent or monitor for frequent purchases and redemptions of Acquiring Fund shares because the Acquiring Fund generally sells and redeems its shares directly through transactions that are in-kind and/or for cash, with a deadline for placing cash-related transactions no later than the close of the primary markets for the Acquiring Fund’s portfolio securities. However, the Acquiring Fund has taken certain measures (e.g., imposing transaction fees on purchases and redemptions of Creation Units and reserving the right to reject purchases of Creation Units under certain circumstances) to minimize the potential consequences of frequent cash purchases and redemptions by Authorized Participants, such as disruption of portfolio management, dilution to the Acquiring Fund, and/or increased transaction costs. Further, the vast majority of trading in Acquiring Fund shares occurs on the secondary market, which does not involve the Acquiring Fund directly, and such trading is unlikely to cause many of the harmful effects of frequent cash purchases or redemptions of Acquiring Fund shares.

Target Fund

The Target Trust Board has determined that the interests of long-term shareholders and the Target Fund’s ability to manage its investments may be adversely affected when shares are repeatedly bought, sold or exchanged in response to short-term market fluctuations — also known as “market timing.” The Target Fund is not designed for market timing organizations or other entities using programmed or frequent purchases and sales or exchanges. The exchange privilege is not intended as a vehicle for short-term trading. Excessive purchase and sale or exchange activity may interfere with portfolio management, increase expenses and taxes and may have an adverse effect on the performance of the Target Fund and its returns to shareholders. For example, large flows of cash into and out of the Target Fund may require the management team to allocate a significant amount of assets to cash or other short-term investments or sell securities, rather than maintaining such assets in securities selected to achieve the Target Fund’s investment objective. Frequent trading may cause the Target Fund to sell securities at less favorable prices, and transaction costs, such as brokerage commissions, can reduce the Target Fund’s performance.

A fund’s investment in non-U.S. securities is subject to the risk that an investor may seek to take advantage of a delay between the change in value of such fund’s portfolio securities and the determination of the fund’s NAV as a result of different closing times of U.S. and non-U.S. markets by buying or selling fund shares at a price that does not reflect their true value. A similar risk exists for funds that invest in securities of small capitalization companies, securities of issuers located in emerging markets or high yield securities (junk bonds) that are thinly traded and therefore may have actual values that differ from their market prices. This short-term arbitrage activity can reduce the return received by long-term shareholders. The Target Fund will seek to eliminate these opportunities by using fair value pricing, as described in “Comparison of the Funds—Valuation of Shares” above.

The Target Fund discourages market timing and seeks to prevent frequent purchases and sales or exchanges of Target Fund Shares that it determines may be detrimental to the Target Fund or long-term shareholders. The Board has approved the policies discussed below to seek to deter market timing activity. The Board has not adopted any specific numerical restrictions on purchases, sales and exchanges of Target Fund Shares because certain legitimate strategies will not result in harm to the Target Fund or its shareholders.

If as a result of its own investigation, information provided by a Financial Intermediary or other third party, or otherwise, the Target Fund believes, in its sole discretion, that your short-term trading is excessive or that you are engaging in market timing activity, it reserves the right to reject any specific purchase or exchange order. If the Target Fund rejects your purchase or exchange order, you will not be able to execute that transaction, and the Target Fund will not be responsible for any losses you therefore may suffer. For transactions placed directly with the Target Fund, the Target Fund may consider the trading history of accounts under common ownership or control for the purpose of enforcing these policies. Transactions placed through the same Financial Intermediary on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Target Fund. Certain accounts, such as omnibus accounts and accounts at Financial Intermediaries, however, include multiple investors and such accounts typically provide the Target Fund with net purchase or redemption and exchange requests on any given day where purchases, redemptions and exchanges of shares are netted against one another and the identity of individual purchasers, redeemers and exchangers whose orders are aggregated may not be known by the Target Fund. While the Target Fund monitors for market timing activity, the Target Fund may be unable to identify such activities because the netting effect in omnibus accounts often makes it more difficult to locate and eliminate market timers from the Target Fund. The Distributor has entered into agreements with respect to Financial Intermediaries that maintain omnibus accounts with the Target Fund pursuant to which such Financial Intermediaries undertake to cooperate with the Distributor in monitoring purchase, exchange and redemption orders by their customers in order to detect and prevent short-term or excessive trading in the Target Fund’s shares through such accounts. Identification of market timers may also be limited by operational systems and technical limitations. In the event that a Financial Intermediary is determined by the Target Fund to be engaged in market timing or other improper trading activity, the Distributor may terminate such Financial Intermediary’s agreement with the Distributor, suspend such Financial Intermediary’s trading privileges or take other appropriate actions.

There is no assurance that the methods described above will prevent market timing or other trading that may be deemed abusive.

The Target Fund may from time to time use other methods that it believes are appropriate to deter market timing or other trading activity that may be detrimental to the Target Fund or long-term shareholders.

FINANCIAL HIGHLIGHTS

The Acquiring Fund is new and has no performance history as of the date of this Combined Prospectus/Information Statement. The Acquiring Fund will adopt the financial history, including the financial highlights, of Institutional Shares of the Target Fund following the Reorganization. Financial highlights tables for the share classes of the Target Fund may be found in the  Target Fund Prospectus, Target Fund Annual Financial Statements for the fiscal year ended September 30, 2024, as filed with the SEC on Form N-CSR, and Target Fund Semi-Annual Financial Statements for the fiscal period ended March 31, 2025, as filed with the SEC on Form N-CSRS. The financial statements and financial highlights of included in the Target Fund Financial Statements have been audited by [●]. The report of [●] is incorporated herein by reference. Such financial statements and financial highlights have been incorporated herein in reliance upon the report of such firm given their authority as experts in accounting and auditing. The Target Fund Prospectus and Annual Financial Statements are available without charge by calling (800) 441-7762 and are incorporated herein by reference.

INFORMATION ABOUT THE REORGANIZATION

The following summary of the Reorganization Agreement does not purport to be complete and is qualified in its entirety by reference to the form of Reorganization Agreement, a copy of which is attached as Appendix II—“Form of Agreement and Plan of Reorganization” and is incorporated herein by reference.

General

Under the Reorganization Agreement, the Reorganization will consist of (i) the transfer of all of the assets of the Target Fund to the Acquiring Fund in exchange for the assumption by the Acquiring Fund of the Target Fund Stated Liabilities (as defined in the Reorganization Agreement) and newly issued shares of the Acquiring Fund (“Acquiring Fund Shares”) having an aggregate NAV equal to the value of the assets of the Target Fund acquired by the Acquiring Fund reduced by the Target Fund Stated Liabilities; (ii) the distribution, on or as soon as practicable after the Closing Date (as defined in the Reorganization Agreement), of the Acquiring Fund Shares to the shareholders of the Target Fund (except as noted below); and (iii) the termination, dissolution and liquidation of the Target Fund. The Target Fund expects that all recorded liabilities of the Target Fund will be assumed by the Acquiring Fund pursuant to the Reorganization. The Acquiring Fund Shares issued to the Target Fund will have an aggregate NAV equal to the aggregate NAV of the Target Fund’s shares outstanding as of the close of trading on the NYSE on the business day immediately prior to the Closing Date of the Reorganization (the “Valuation Time”). Such NAV will be determined in accordance with the Acquiring Fund’s valuation procedures. In addition, prior to the Reorganization, the Target Fund intends to distribute to its shareholders all of its investment company taxable income and net tax-exempt income realized prior to the Reorganization, and net capital gains (if any) realized through January 16, 2026, not previously distributed to shareholders, and such distribution of investment company taxable income, net tax-exempt income and net realized capital gains are generally subject to federal (and potentially state and local) income tax to shareholders in non-tax qualified accounts and is in addition to other distributions that have been made by the Target Fund or will be made by the Acquiring Fund during the taxable year.

If you remain a shareholder of the Target Fund on the Closing Date, you will receive shares of the Acquiring Fund and, in some cases, cash that combined with the shares have the same value as your shares of the Target Fund on that date. Shares of the Acquiring Fund are not issued in fractional shares, so cash will be paid to some shareholders in lieu of fractional shares of the Acquiring Fund, which cash payment may be taxable to shareholders in non-tax qualified accounts. If you hold your shares directly with the Target Fund, your investment will be liquidated January 16, 2026. If you hold your shares of the Target Fund through a brokerage account that cannot accept shares of an ETF, you will not receive shares of the Acquiring Fund as part of the Reorganization. Instead, your investment will be liquidated and you will receive cash equal in value to the NAV of your Target Fund shares. If you hold your shares of the Target Fund through a direct individual retirement account (“IRA”) and do not take action prior to January 16, 2026, your Target Fund shares will be exchanged for shares of BlackRock Summit Cash Reserves Fund (the “Money Market Fund”), a series of BlackRock Financial Institutions Series Trust, equal in value to the NAV of your Target Fund shares. Such shareholders holding Investor A Shares of the Fund will be exchanged into Investor A Shares of the Money Market Fund, such shareholders holding Investor C Shares of the Fund will be exchanged into Investor C Shares of the Money Market Fund, and such shareholders holding Institutional Shares or Class K Shares of the Fund will be exchanged into Institutional Shares of the Money Market Fund. The redemption of Target Fund shares or the transfer of Target Fund shares to a different investment option prior to the Reorganization, or the receipt of cash or shares in a fund other than the Acquiring Fund in exchange for Target Fund shares, is expected to be a taxable transaction to shareholders in non-tax qualified accounts.

The Target Fund expects to distribute its Acquiring Fund Shares to the shareholders of the Target Fund promptly after the Closing Date. The distribution of Acquiring Fund Shares to the Target Fund’s shareholders will be accomplished by opening new accounts on the books of the Acquiring Fund in the names of the Target Fund’s shareholders and transferring to those shareholder accounts the shares of the Acquiring Fund. Such newly-opened accounts on the books of the Acquiring Fund will represent the pro rata number of shares that the Target Fund is to receive under the terms of the Reorganization Agreement.

Upon distribution of such shares, the Target Fund will be terminated under Massachusetts state law.

No sales charge or fee of any kind will be assessed to the Target Fund shareholders in connection with their receipt of shares of the Acquiring Fund in the Reorganization.

Each Fund has made certain standard representations and warranties to each other regarding capitalization, status and conduct of business.

Unless waived in accordance with the Reorganization Agreement, the obligations of the Acquiring Fund and the Target Fund, respectively, are conditioned upon, among other things:

●	the approval of the Reorganization Agreement, which provides for the Reorganization, by the Target Trust Board and Acquiring Trust Board;

●	the SEC shall not have instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by the Reorganization Agreement under Section 25(c) of the 1940 Act;

●	the receipt of all necessary approvals, consents, registrations and exemptions under federal, state and local laws;

●

the truth in all material respects as of the Closing Date of the representations and warranties of the Funds and performance and compliance in all material respects with the Funds’ agreements, obligations and covenants required by the Reorganization Agreement;

●

the effectiveness under applicable law of the registration statement of which this Combined Prospectus/Information Statement forms a part and the absence of any stop orders under the Securities Act of 1933 pertaining thereto;

●	the declaration of a dividend by the Target Fund to distribute all of its undistributed net investment income and net capital gains; and

●	the receipt of an opinion of counsel relating to, among other things, the tax-free nature of the Reorganization for U.S. federal income tax purposes (except with respect to cash received).

The Reorganization Agreement may be terminated or amended by the mutual consent of the Target Fund and the Acquiring Fund.

The Target Trust Board and the Acquiring Trust Board, including all of the Independent Board Members, believe the Reorganization is in the best interests of each Fund (as described more fully in “Reasons for the Reorganization” below) and that the interests of existing shareholders of the Target Fund will not be diluted as a result of consummation of the Reorganization. The Board has also determined that the Reorganization will not have a material adverse effect on the shareholders of each share class of each Fund participating in the Reorganization.

Reasons for the Reorganization

The factors considered by the Target Trust Board and the Acquiring Trust Board with regard to the Reorganization include, but are not limited to, the following:

●

the investment objectives and fundamental investment restrictions of the Funds are identical; the investment strategies of the Funds are identical and the Funds are subject to substantially similar investment risks; and the non-fundamental investment restrictions of the Funds are identical. The Boards considered the differences in the investment risks. See “Comparison of the Funds—Investment Risks” and “Comparison of the Funds—Investment Strategies”;

●

assuming the Reorganization had occurred on March 31, 2025, the Combined Fund would have (A) total annual fund operating expenses that are estimated to be lower than those of each of the share classes of the Target Fund prior to the Reorganization and (B) net annual fund operating expenses that are estimated to be lower than those of each of the share classes of the Target Fund prior to the Reorganization, after giving effect to all applicable contractual fee and expense waivers and/or reimbursements that BFA has agreed to continue through June 30, 2027;

●	the contractual and effective management fee rates for the Combined Fund are expected to be lower than the contractual and effective management fee rates for the Target Fund;

●	the net annual fund operating expenses for the Combined Fund are expected to be lower than those of the share classes of the Target Fund;

●

the same portfolio managers (as described in “Comparison of the Funds—Management of the Funds”) that currently manage the Target Fund are expected to manage the Combined Fund following the closing of the Reorganization;

●

the shareholders of the Target Fund will not pay any sales charges in connection with the Reorganization. Shareholders of the Target Fund will receive shares of the Acquiring Fund, as indicated below in “Information about the Reorganization—General”;

●	the Distributor’s voluntary waiver of all Distribution and/or Service (12b-1) Fees on Investor A Shares and Investor C Shares beginning on December 1, 2025.

●

there is expected to be no gain or loss recognized by shareholders for U.S. federal income tax purposes as a result of the Reorganization (except with respect to cash received), because the Reorganization is expected to be a tax-free reorganization for U.S. federal income tax purposes. Prior to the Reorganization, however, the Target Fund intends to distribute to its shareholders all of its investment company taxable income and net tax-exempt income realized prior to the Reorganization, and net capital gains (if any) realized through January 16, 2026, not previously distributed to shareholders, and such distribution of investment company taxable income, net tax-exempt income and net realized capital gains are generally subject to federal (and potentially state and local) income tax to shareholders in non-tax qualified accounts and is in addition to other distributions that have been made by the Target Fund or will be made by the Acquiring Fund during the taxable year;

●

the Target Fund and the Acquiring Fund use the same methodology for valuing their assets, each shareholder of the Target Fund will receive shares of the Acquiring Fund with an aggregate NAV equal to the aggregate NAV such shareholder of the Target Fund owns immediately prior to the Reorganization (unless such shareholder holds shares of the Target Fund through a brokerage account that cannot accept shares of the Acquiring Fund, through a direct individual retirement account or through an account with a financial intermediary that is not able to hold shares of the Acquiring Fund), the interests of the shareholders of the Target Fund will not be diluted as a result of the Reorganization and the Reorganization will not have a material adverse effect on the shareholders of each share class of each Fund participating in the Reorganization; and

●

The Target Fund will bear the expenses incurred in connection with the Reorganization (including auditor and legal fees and the costs of preparing and filing the Combined Prospectus/Information Statement), which are estimated to be $297,125. The foregoing estimated expenses will be borne by the Target Fund regardless of whether the Reorganization is consummated.

For these and other reasons, the Target Trust Board and the Acquiring Trust Board, including all of the Independent Board Members, unanimously approved the Reorganization Agreement. The Boards determined that, based on an assumption that all of the facts and circumstances existing at the time of closing of the Reorganization are not materially different from those presented to the Boards at the Approval Meeting, the Reorganization is in the best interests of each Fund and that the interests of the Target Fund’s shareholders will not be diluted as a result of the Reorganization. The Boards have also determined that the Reorganization will not have a material adverse effect on the shareholders of each share class of the Target Fund. The Boards’ determinations were based on a comprehensive evaluation of the information provided to it. During the review, the Boards did not identify any particular information or consideration that was all-important or controlling.

Material U.S. Federal Income Tax Consequences of the Reorganization

The following is a general summary of the material anticipated U.S. federal income tax consequences of the Reorganization. The discussion is based upon the Code, Treasury regulations, court decisions, published positions of the IRS and other applicable authorities, all as in effect on the date hereof and all of which are subject to change or different interpretations (possibly with retroactive effect). The discussion is limited to U.S. persons that hold shares of the Target Fund as capital assets for U.S. federal income tax purposes. This summary does not address all of the U.S. federal income tax consequences that may be relevant to shareholders that are subject to special treatment under

U.S. federal income tax laws. No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of the tax aspects described below. Shareholders should consult their own tax advisers as to the U.S. federal income tax consequences of the Reorganization, as well as the effects of state, local and non-U.S. tax laws.

It is a condition to the closing of the Reorganization that the Acquiring Trust and the Target Trust receive an opinion from Willkie Farr & Gallagher LLP, tax counsel to the Acquiring Trust and the Target Trust, dated as of the Closing Date, substantially to the effect that, based on certain facts, assumptions and representations of the parties, for U.S. federal income tax purposes:

●

(i) The transfer of all of the assets of the Target Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Target Fund Stated Liabilities followed by the distribution of the Acquiring Fund Shares to the Target Fund shareholders and the distribution of cash in lieu of fractional Acquiring Fund shares to the Target Fund Shareholders and cash in lieu of Acquired Fund Shares to Target Fund Shareholders who do not hold Target Fund Shares through (a) a brokerage account that can accept Acquiring Fund Shares or (b) an IRA or group retirement plan whose plan sponsor has the ability to hold shares of ETFs on its platform, and (ii) the termination, dissolution and liquidation of the Target Fund, all pursuant to the Reorganization Agreement, will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Target Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

●

No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Target Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Target Fund Stated Liabilities;

●

No gain or loss will be recognized by the Target Fund upon the transfer of the assets of the Target Fund to the Acquiring Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Target Fund Stated Liabilities or upon the distribution of the Acquiring Fund Shares to the Target Fund shareholders followed by the complete liquidation of the Target Fund;

●	No gain or loss will be recognized by the Target Fund shareholders upon the receipt of their Acquiring Fund Shares pursuant to the Reorganization, except with respect to cash received, if any;

●

The aggregate tax basis of Acquiring Fund Shares received by each Target Fund shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Target Fund shares exchanged therefor by such shareholder, reduced by the amount of any tax basis allocable to a fractional share for which cash is received, if any;

●

The holding period of the Acquiring Fund Shares to be received by each Target Fund shareholder pursuant to the Reorganization will include the period during which the Target Fund shares exchanged therefor were held by such shareholder, provided such Target Fund shares are held as capital assets at the time of the Reorganization;

●	The tax basis of the assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Target Fund immediately before the Reorganization; and

●	The holding period of the assets of the Target Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Target Fund.

The opinion of Willkie Farr & Gallagher LLP relating to the Reorganization will be based on U.S. federal income tax law in effect on the Closing Date. In rendering the opinion, Willkie Farr & Gallagher LLP will also rely upon certain representations of the management of the Acquiring Trust and the Target Trust and assume, among other things, that the Reorganization will be consummated in accordance with the operative documents. Such opinion does not address, with respect to shareholders of the Target Fund who do not hold Target Fund Shares through (a) a brokerage account that can accept Acquiring Fund Shares or (b) an IRA or group retirement plan whose plan sponsor has the ability to hold shares of ETFs on its platform, the distribution of cash equal to the net asset value of the Target Fund Shares held by such shareholders of the Target Fund, which is expected to be a taxable transaction to shareholders in non-tax qualified accounts.

The Acquiring Fund intends to be taxed under the rules applicable to regulated investment companies as defined in Section 851 of the Code, which are the same rules currently applicable to the Target Fund and its shareholders.

The tax year of the Target Fund is expected to continue with its Acquiring Fund, and the capital gains, if any, resulting from any portfolio turnover prior to the Reorganization will be carried over to the Acquiring Fund. If the Reorganization were to end the tax year of the Target Fund (which is not the intended or expected plan as of the date of this Combined Prospectus/Information Statement), it would accelerate distributions to shareholders from the Target Fund for its short tax year ending on the Closing Date and may result in some additional acceleration of tax. Prior to the Closing Date, the Target Fund intends to distribute to its shareholders all of its investment company taxable income and net tax-exempt income realized prior to the Closing Date, and net capital gains (if any) realized through January 16, 2026, not previously distributed to shareholders, and such distribution of investment company taxable income, net tax-exempt income and net realized capital gains are generally subject to federal (and potentially state and local) income tax to shareholders in non-tax qualified accounts and is in addition to other distributions that have been made by the Target Fund or will be made by the Acquiring Fund during the taxable year.

Assuming the Reorganization qualifies as tax-free reorganization, as expected, the Acquiring Fund will succeed to the tax attributes of the Target Fund upon the closing of the Reorganization, including any capital loss carryovers that could have been used by the Target Fund to offset its future realized capital gains, if any, for federal income tax purposes. As of March 31, 2025, the Target Fund had capital loss carryovers of $[•]. The capital loss carryovers of the Target Fund will be available to offset future gains recognized by the Acquiring Fund (subject to the conditions and limitations under the Code). Capital losses of the Target Fund may be carried forward indefinitely to offset future capital gains. However, the capital losses of an Acquiring Fund, as the successor in interest to an Acquired Fund, may subsequently become subject to an annual limitation as a result of ownership changes, if such occur.

The receipt of cash in lieu Acquiring Fund shares, if any, will be a taxable transaction to shareholders in non-tax qualified accounts, with such a shareholder recognizing taxable gain or loss equal to the difference in its tax basis in its fractional Target Fund shares and the amount of cash received.

The redemption of Target Fund shares or the transfer of Target Fund shares to a different investment option prior to the Reorganization, or the receipt of cash or shares in a fund other than the Acquiring Fund in exchange for Target Fund shares is expected to be a taxable transaction to shareholders in non-tax qualified accounts, with such a shareholder recognizing taxable gain or loss equal to the difference between the tax basis in its Target Fund shares and the amount of cash or the value of other property received.

Shareholders must consult with their own tax advisers on the U.S. federal income tax consequences of the Reorganization and the other transactions described in this Combined Prospectus/Information Statement, as well as the effects of state, local and non-U.S. tax laws.

Expenses of the Reorganization

The Target Fund will bear the expenses incurred in connection with the Reorganization (including auditor and legal fees and the costs of preparing and filing the Combined Prospectus/Information Statement), which are estimated to be $297,125. BlackRock determined that it was appropriate for such costs to be borne by the Target Fund given the benefits expected to be experienced by many shareholders of the Target Fund, including lower net expenses, additional trading flexibility, increased portfolio holdings transparency and potential enhanced tax efficiency. The foregoing estimated expenses will be borne by the Target Fund regardless of whether the Reorganization is consummated.

The expenses of the Reorganization include, but are not limited to, costs and expenses (including legal fees) related to the preparation and distribution of materials to the Board, obtaining an opinion of counsel as to certain tax matters, the preparation of the Reorganization Agreement and the N-14 registration statement, fees of the SEC and any state securities commission, auditing fees associated with the Fund’s financial statements, portfolio transfer taxes (if any), expenses relating to preparing, printing and mailing the Combined Prospectus/Information Statement and any other materials to be used in connection with the Board meetings, and any other legal and auditing fees in connection with the foregoing.

Continuation of Shareholder Accounts and Plans; Share Certificates

Upon consummation of the Reorganization, the Acquiring Fund will establish a position for the corresponding Target Fund shareholder on the books of the Acquiring Fund containing the appropriate number of shares of the Acquiring Fund to be received in the Reorganization. No certificates for shares of the Acquiring Fund will be issued in connection with the Reorganization.

Legal Matters

Certain legal matters concerning the U.S. federal income tax consequences of the Reorganization will be passed on by Willkie Farr & Gallagher LLP, counsel to the Funds. Certain legal matters of Delaware law concerning the issuance of shares of the Acquiring Fund will be passed on by Morris, Nichols, Arsht & Tunnell LLP, which serves as Delaware counsel to the Acquiring Fund.

OTHER INFORMATION

Capitalization

The following tables set forth as of March 31, 2025: (i) the unaudited capitalization of Investor A, Investor C, Institutional and Class K Shares of the Target Fund; and (ii) the unaudited pro forma combined capitalization of the Acquiring Fund assuming the Reorganization has been completed. As of March 31, 2025, the total net assets of (i) the Target Fund were $265,324,836 and (ii) the Acquiring Fund were $0. As of March 31, 2025, the total net assets of the Combined Fund would have been $265,020,536 on a pro forma basis (adjusted for estimated net investment income distribution of $7,175 and reorganization costs of $297,125). The capitalizations are likely to be different when the Reorganization is scheduled to be completed as a result of daily share purchase and redemption activity.

Investor A Shares
	Target Fund Investor A Shares	Pro Forma Adjustments to Acquiring Fund	Combined Fund Pro Forma
Net Assets[1]	$ 60,110,888	$ (68,941)[2]	$ 60,041,947
Shares Outstanding	7,537,437	(6,336,595)[3]	1,200,842
NAV per Share	$ 7.97	$ —	$ 50.00

Investor C Shares
	Target Fund Investor C Shares	Pro Forma Adjustments to Acquiring Fund	Combined Fund Pro Forma
Net Assets[1]	$ 5,551,293	$ (6,367)[2]	$ [•]
Shares Outstanding	699,194	(588,296)[3]	110,898
NAV per Share	$ 7.94	$ —	$ 50.00

Institutional Shares
	Target Fund Institutional Shares	Pro Forma Adjustments to Acquiring Fund	Combined Fund Pro Forma
Net Assets[1]	$ 115,197,052	$ (132,119)[2]	$ 115,064,933
Shares Outstanding	14,506,973	(12,205,674)[3]	2,301,299
NAV per Share	$ 7.94	$ —	$ 50.00

Class K

	Target Fund Class K Shares	Pro Forma Adjustments to Acquiring Fund	Combined Fund Pro Forma
Net Assets[1]	$ 84,465,603	$ (96,873)[2]	$ 84,368,730
Shares Outstanding	10,670,781	(8,983,410)[3]	1,687,371
NAV per Share	$7.92	$—	$50.00

1.	Adjusted for estimated net investment income distribution of $7,175 and reorganization costs of $297,125.
2.	Assumes the Reorganization had taken place on March 31, 2025.
3.	It is BFA’s intent for the Acquiring Fund to have a starting NAV of $50.00 per share.

Shareholder Information

As of the date hereof, the Acquiring Fund was not operational and, therefore, had no shareholders. As of [●], the Trustees and officers of the Target Trust as a group directly or indirectly beneficially owned an aggregate of less than 1% of any class of the outstanding shares of the Target Fund. As of [●], no person was known by the Target Fund to own beneficially or of record 5% or more of any class of shares of the Target Fund, except as follows:

Name	Address	%		Class

[●]	[●]	[	●]	[●]

For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to “control” such company. Accordingly, to the extent that a shareholder identified in the foregoing tables is identified as the beneficial holder of more than 25% of the Target Fund, or is identified as the holder of record of more than 25% of the Target Fund and has voting and/or investment powers, such shareholder may be presumed to control the Target Fund.

Shareholder Rights and Obligations

Target Fund

Shareholders of the Target Fund are entitled to one vote for each full share held and fractional votes for fractional shares held in the election of Trustees and on other matters submitted to the vote of shareholders of the Target Fund. Shareholders of a class that bears distribution and/or service expenses have exclusive voting rights with respect to matters relating to such distribution and service expenditures. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Trustees can, if they choose to do so, elect all the Trustees of the Target Fund, in which event the holders of the remaining shares would be unable to elect any person as a Trustee.

The Target Fund does not intend to hold annual meetings of shareholders in any year in which the Investment Company Act does not require shareholders to act upon any of the following matters: (i) election of Trustees; (ii) approval of a management agreement; (iii) approval of a distribution agreement; and (iv) ratification or selection of independent accountants. Shares issued are fully paid and non-assessable and have no preemptive rights. Redemption and conversion rights are discussed elsewhere in the Target Fund SAI and in the Target Fund Prospectus. Each share of each class of common stock is entitled to participate equally in dividends and distributions declared by the Target Fund and in the net assets of the Target Fund upon liquidation or dissolution after satisfaction of outstanding liabilities.

The by-laws of the Target Fund require that a special meeting of shareholders be held upon the written request of a minimum percentage of the outstanding shares of the Target Fund entitled to vote at such meeting, if they comply with applicable Massachusetts law.

Acquiring Fund

The Acquiring Trust currently consists of [13] investment series or portfolios, including the Acquiring Fund, each called a fund. The Acquiring Trust issues shares of beneficial interests in each Fund with no par value. The Acquiring Trust Board may establish and designate additional funds.

Each whole share issued by a fund has a pro rata interest in the assets of that fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Acquiring Trust Board with respect to the relevant fund, and in the net distributable assets of such fund on liquidation.

Each share has one vote with respect to matters upon which the shareholder is entitled to vote. In any matter submitted to shareholders for a vote, each fund shall hold a separate vote, provided that shareholders of all affected funds will vote together when: (i) required by the 1940 Act, or (ii) the Trustees determine that the matter affects the interests of more than one fund.

Under Delaware law, the Acquiring Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Acquiring Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All shares (regardless of the fund) have noncumulative voting rights in the election of members of the Acquiring Trust Board. Trustees of the Acquiring Trust may be removed by vote of the shareholders.

APPENDIX I

FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

The Acquiring Trust, on behalf of the Acquiring Fund, and the Target Trust, on behalf of the Target Fund, have adopted restrictions and policies relating to the investment of each Fund’s assets and its activities. Certain of the restrictions are fundamental policies of each of the Acquiring Trust and the Target Trust and may not be changed without the approval of the holders of a majority of each of the Acquiring Trust’s and the Target Trust’s outstanding voting securities (which for this purpose and under the Investment Company Act, means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). The Acquiring Trust, on behalf of the Acquiring Fund, and the Target Trust, on behalf of the Target Fund, has also adopted certain non-fundamental investment restrictions, which may be changed by the Board of Trustees or Board of Trustees, as applicable, without shareholder approval.

Set forth below are each Fund’s fundamental and non-fundamental investment restrictions. Unless otherwise provided, all references below to the assets of a Fund are in terms of current market value.

Under each Fund’s fundamental investment restrictions, each Fund may not:

1.	Concentrate its investments in a particular industry, as that term is used in the Investment Company Act.
2.	Borrow money, except as permitted under the Investment Company Act.
3.	Issue senior securities to the extent such issuance would violate the Investment Company Act.
4.

Purchase or hold real estate, except the Fund may purchase and hold securities or other instruments that are secured by, or linked to, real estate or interests therein, securities of real estate investment trusts, mortgage-related securities and securities of issuers engaged in the real estate business, and the Fund may purchase and hold real estate as a result of the ownership of securities or other instruments.

5.	Underwrite securities issued by others, except to the extent that the sale of portfolio securities by the Fund may be deemed to be an underwriting or as otherwise permitted by applicable law.
6.	Purchase or sell commodities or commodity contracts, except as permitted by the Investment Company Act.
7.	Make loans to the extent prohibited by the Investment Company Act.
8.	Make any investment inconsistent with the Fund’s classification as a diversified company under the Investment Company Act.

With respect to restriction (2) of each Fund above, the Investment Company Act permits the Fund to borrow money in amounts of up to one-third of the Fund’s total assets from banks for any purpose, and to borrow up to 5% of the Fund’s total assets from banks or other lenders for temporary purposes. (The Fund’s total assets include the amounts being borrowed.) To limit the risks attendant to borrowing, the Investment Company Act requires the Fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund’s total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Borrowing money to increase portfolio holdings is known as “leveraging.” Certain trading practices and investments, such as reverse repurchase agreements, may be considered to be borrowings or involve leverage and thus are subject to the Investment Company Act restrictions. In accordance with Rule 18f-4 under the Investment Company Act, when the Fund engages in reverse repurchase agreements and similar financing transactions, the Fund may either (i) maintain asset coverage of at least 300% with respect to such transactions and any other borrowings in the aggregate, or (ii) treat such transactions as “derivatives transactions” and comply with Rule 18f-4 with respect to such transactions. Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending will not be considered to be borrowings under the policy. Practices and investments that may involve leverage but are not considered to be borrowings are not subject to the policy.

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With respect to restriction (5) of each Fund above, the Investment Company Act does not prohibit the Fund from engaging in the underwriting business or from underwriting the securities of other issuers; in fact, in the case of diversified funds, the Investment Company Act permits the Fund to have underwriting commitments of up to 25% of its assets under certain circumstances. Those circumstances currently are that the amount of the Fund’s underwriting commitments, when added to the value of the Fund’s investments in issuers where the Fund owns more than 10% of the outstanding voting securities of those issuers, cannot exceed the 25% cap. A fund engaging in transactions involving the acquisition or disposition of portfolio securities may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”). Although it is not believed that the application of the 1933 Act provisions described above would cause the Fund to be engaged in the business of underwriting, the policy in (5) above will be interpreted not to prevent the Fund from engaging in transactions involving the acquisition or disposition of portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act or is otherwise engaged in the underwriting business to the extent permitted by applicable law.

With respect to restriction (7) of each Fund above, the Investment Company Act does not prohibit the Fund from making loans (including lending its securities); however, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets (including lending its securities), except through the purchase of debt obligations or the use of repurchase agreements. In addition, collateral arrangements with respect to options, forward currency and futures transactions and other derivative instruments (as applicable), as well as delays in the settlement of securities transactions, will not be considered loans.

Each Fund is currently classified as a diversified fund under the Investment Company Act. This means that the Fund may not purchase securities of an issuer (other than (i) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and (ii) securities of other investment companies) if, with respect to 75% of its total assets, (a) more than 5% of the Fund’s total assets would be invested in securities of that issuer or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer. With respect to the remaining 25% of its total assets, the Fund can invest more than 5% of its assets in one issuer. Under the Investment Company Act, the Fund cannot change its classification from diversified to non-diversified without shareholder approval.

Under each Fund’s non-fundamental investment restrictions, each Fund may not:

a. Purchase securities of other investment companies, except to the extent permitted by the Investment Company Act. As a matter of policy, however, the Fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the “fund of funds” provisions) of the Investment Company Act, at any time the Fund has knowledge that its shares are purchased by another investment company investor in reliance on the provisions of subparagraph (G) of Section 12(d)(1).

b. Make short sales of securities or maintain a short position, except to the extent permitted by the Fund’s Prospectus and Statement of Additional Information, as amended from time to time, and applicable law.

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APPENDIX II

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this [●] day of [●] 2025, by and between BlackRock Funds V, a registered investment company and a Massachusetts business trust (the “Target Trust”), on behalf of BlackRock Mortgage-Backed Securities Fund, a separate series of the Target Trust (the “Target Fund”), and BlackRock ETF Trust II, a registered investment company and a Delaware statutory trust (the “Acquiring Trust”), on behalf of iShares Mortgage-Backed Securities Active ETF, a separate series of the Acquiring Trust (the “Acquiring Fund”).

This Agreement is intended to be, and is adopted as, a plan for the reorganization of the Target Fund with the Acquiring Fund upon the terms and conditions set forth in this Agreement (the “Reorganization”). The Reorganization is intended to qualify as a reorganization of the Target Fund and Acquiring Fund within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder. The Reorganization will consist of: (i) the transfer of substantially all of the assets of the Target Fund to the Acquiring Fund, in exchange for the assumption by the Acquiring Fund of the Target Fund Stated Liabilities (as defined in paragraph 1.3) and shares of the Acquiring Fund (the “Acquiring Fund Shares”) having an aggregate net asset value equal to the value of the assets of the Target Fund acquired by the Acquiring Fund reduced by the Target Fund Stated Liabilities; (ii) the distribution, on or as soon as practicable after the Closing Date (as defined in paragraph 3.1), of the Acquiring Fund Shares pro rata to the shareholders of the Target Fund who hold shares of the Target Fund (“Target Fund Shares”) through a brokerage account that can accept Acquiring Fund Shares; (iii) the distribution of cash to such shareholders of the Target Fund in lieu of fractional Acquiring Fund Shares; (iv) with respect to shareholders of the Target Fund who hold Target Fund Shares through (a) a brokerage account that cannot accept Acquiring Fund Shares or (b) an individual retirement account (“IRA”) or group retirement plan whose plan sponsor does not have the ability to hold shares of exchange traded funds (“ETFs”) on its platform, the distribution of cash equal to the net asset value of the Target Fund Shares held by such shareholders of the Target Fund; and (v) the termination, dissolution and complete liquidation of the Target Fund.

WHEREAS, the Target Fund and the Acquiring Fund are each open-end, registered management investment companies within the meaning of the Investment Company Act of 1940 (the “1940 Act”);

WHEREAS, the Target Fund qualifies as a “regulated investment company” under Subchapter M of the Code and the Acquiring Fund intends to qualify as a “regulated investment company” under Subchapter M of the Code;

WHEREAS, the Acquiring Fund is a newly formed series of the Acquiring Trust and is authorized to issue the Acquiring Fund Shares;

WHEREAS, the Board of Trustees of the Target Trust (the “Target Trust Board”) and the Board of Trustees of the Acquiring Trust (the “Acquiring Trust Board”) have determined that the Reorganization is in the best interests of each of the Target Fund and the Acquiring Fund and that interests of the existing shareholders of the Target Fund will not be diluted with respect to net asset value as a result of the Reorganization; and

WHEREAS, the Target Trust Board has reasonably determined that the Reorganization will not have a material adverse effect on the shareholders of each share class of the Target Fund.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

REORGANIZATION

1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Target Trust, on behalf of the Target Fund, agrees to convey,

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transfer and deliver all of the assets of the Target Fund free and clear of all liens, encumbrances and claims, except those liens or encumbrances as to which the Acquiring Fund has received notice and which have been taken into account in the net asset valuation of the Target Fund, to the Acquiring Fund. In exchange, the Acquiring Trust, on behalf of the Acquiring Fund, agrees to: (i) deliver to the Target Fund, the number of full Acquiring Fund Shares, determined by dividing: (A) the aggregate value of the Target Fund’s assets with respect to each class of the Target Fund, net of: (1) the cash to be distributed to the shareholders of the Target Fund in lieu of fractional Acquiring Fund Shares; (2) the cash to be distributed to shareholders of the Target Fund who do not hold Target Fund Shares through (a) a brokerage account that can accept Acquiring Fund Shares or (b) an IRA or group retirement plan whose plan sponsor has the ability to hold shares of ETFs on its platform (collectively, the “Cash-Out Shareholders”), who shall not receive a distribution of such Acquiring Fund Shares and in lieu thereof shall receive a distribution of cash equal to the net asset value of their Target Fund Shares; and (3) the Target Fund Stated Liabilities (as defined in paragraph 1.3 with respect to each class of the Target Fund), computed in the manner and as of the time and date set forth in paragraph 2.1, by (B) the net asset value of one share of the Acquiring Fund computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) assume the Target Fund Stated Liabilities described in paragraph 1.3. Such transactions shall take place at the closing (the “Closing”) provided for in paragraph 3.1.

1.2 ASSETS TO BE ACQUIRED. The assets of the Target Fund to be acquired by the Acquiring Fund shall consist of all property owned by the Target Trust, on behalf of the Target Fund, including, without limitation, all cash, securities, commodities, interests in futures and other financial instruments, claims (whether absolute or contingent, known or unknown), receivables (including dividends, interest, principal, subscriptions and other receivables), goodwill and other intangible property, all books and records relating to the Target Fund, any deferred or prepaid expenses shown as an asset on the books of the Target Fund on the Closing Date, and all interests, rights, privileges and powers, other than cash in an amount necessary to pay dividends and distributions as provided in paragraph 7.2, cash necessary to be distributed to the shareholders of the Target Fund in lieu of fractional Acquiring Fund Shares, cash necessary to be distributed to the Cash-Out Shareholders of the Target Fund and other than the rights of the Target Trust, on behalf of the Target Fund, under this Agreement (the “Assets”).

1.3 LIABILITIES TO BE ASSUMED. The Target Trust, on behalf of the Target Fund, will endeavor to identify and discharge, to the extent practicable, all of the Target Fund’s liabilities and obligations, including all liabilities relating to operations, before the Closing Date. The Acquiring Fund shall assume only those accrued and unpaid liabilities of the Target Fund set forth in the Target Fund’s statement of assets and liabilities as of the Closing Date delivered by the Target Fund to the Acquiring Fund pursuant to paragraph 5.2 (the “Target Fund Stated Liabilities”). The Acquiring Fund shall assume only the Target Fund Stated Liabilities and shall not assume any other debts, liabilities or obligations of the Target Fund.

1.4 STATE FILINGS. Prior to the Closing Date, (i) the Target Trust shall make any filings with the Commonwealth of Massachusetts that are required under the laws of the Commonwealth of Massachusetts to be made prior to the Closing Date and (ii) the Acquiring Trust shall make any filings with the State of Delaware that are required under the laws of the State of Delaware.

1.5 DISTRIBUTION OF ACQUIRING FUND SHARES.

(a) On or as soon as practicable after the Closing Date, the Target Fund will: (i) distribute, pro rata to its shareholders of record, determined as of the close of business at the Valuation Time (as defined below) (the “Target Fund Shareholders”), (other than the Cash-Out Shareholders) all of the Acquiring Fund Shares received by the Target Fund; and (ii) distribute cash, as provided in paragraph 1.1, to shareholders of the Target Fund in lieu of fractional Acquiring Fund Shares and to the Cash-Out Shareholders. Such distribution will be accomplished by the transfer on the books of the Acquiring Fund of the Acquiring Fund Shares credited to the account of the Target Fund to open accounts on the share records of the Acquiring Fund in the name of the Target Fund Shareholders, and representing the respective pro rata number of the Acquiring Fund Shares due Target Fund Shareholders. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such transfer.

(b) Following the distribution of the Acquiring Fund Shares to the Target Fund Shareholders pursuant to paragraph 1.5(a) above, the Target Fund will be terminated, dissolved and liquidated.

1.6 OWNERSHIP OF SHARES. Ownership of the Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent (the “Acquiring Fund Transfer Agent”).

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1.7 TRANSFER TAXES. Any transfer taxes payable upon the issuance of any Acquiring Fund Shares in a name other than the registered holder of the Target Fund shares on the books of the Target Fund as of that time shall, as a condition of such transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.8 REPORTING RESPONSIBILITY. Any reporting responsibility of the Target Trust, on behalf of the Target Fund, including, without limitation, the responsibility for filing of regulatory reports, tax returns or other documents with the Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Trust, on behalf of the Target Fund.

1.9 BOOKS AND RECORDS. Immediately after the Closing Date, the share transfer books relating to the Target Fund shall be closed and no transfer of shares shall thereafter be made on such books. All books and records of the Target Fund, including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder transferred to the Acquiring Fund, shall be made available to the Target Fund from and after the Closing Date at the Acquiring Fund’s cost of producing such books and records until at least the date through which such books and records must be maintained under applicable law.

1.10 ACTION BY THE ACQUIRING TRUST; ACTION BY TARGET TRUST. The Acquiring Trust shall take all actions expressed herein as being the obligations of the Acquiring Trust, on behalf of the Acquiring Fund. The Target Trust shall take all actions expressed herein as being the obligations of the Target Trust, on behalf of the Target Fund.

ARTICLE II

VALUATION

2.1 VALUATION OF ASSETS. The gross value of the Assets to be acquired by the Acquiring Fund hereunder shall be the gross value of such Assets as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the Closing Date (the “Valuation Time”), after the payment of the dividends pursuant to paragraph 7.2, using the Acquiring Fund’s valuation procedures.

2.2 VALUATION OF SHARES. Full Acquiring Fund Shares of an aggregate net asset value equal to the gross value of the Assets of the Target Fund acquired, determined as hereinafter provided, reduced by the amount of the Target Fund Stated Liabilities assumed by the Acquiring Fund, shall be issued by the Acquiring Fund in exchange for such Assets of the Target Fund. The net asset value per share of the Acquiring Fund Shares shall be the net asset value per share computed as of the Valuation Time, using the Acquiring Fund’s valuation procedures. For the avoidance of doubt, the Acquiring Fund shall not issue fractional shares

ARTICLE III

CLOSING AND CLOSING DATE

3.1 CLOSING DATE. Subject to the terms and conditions set forth herein, the Closing shall occur on [___,] 2026, or such other date as the parties may agree to in writing (the “Closing Date”). Unless otherwise provided, all acts taking place at the Closing shall be deemed to take place as of the close of regular trading on the NYSE on the Closing Date. The Closing shall be held at the offices of Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, New York 10019, or at such other time and/or place as the parties may agree.

3.2 CUSTODIAN’S CERTIFICATE. The Target Trust, on behalf of the Target Fund, shall instruct the custodian for the Target Fund (the “Target Fund Custodian”) to deliver at the Closing a certificate of an authorized officer stating that: (i) the Assets have been delivered in proper form to the Acquiring Fund on the Closing Date; and (ii) all necessary taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, in conjunction with the delivery of Assets by the Target Fund. The Target Fund’s Assets

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represented by a certificate or other written instrument shall be presented by the Target Fund Custodian to the custodian for the Acquiring Fund (the “Acquiring Fund Custodian”) for examination no later than five (5) business days preceding the Closing Date and all Assets of the Target Fund at the Valuation Time shall be transferred and delivered by the Target Fund as of the Closing Date for the account of the Acquiring Fund, duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof free and clear of all liens, encumbrances and claims whatsoever, in accordance with the custom of brokers. The Target Fund’s Assets deposited with a securities depository (as defined in Rule 17f-4 under the 1940 Act) or other permitted counterparties or a futures commission merchant (as defined in Rule 17f-6 under the 1940 Act) shall be delivered as of the Closing Date by book entry in accordance with the customary practices of such depositories and futures commission merchants and the Acquiring Fund Custodian. The cash to be transferred by the Target Trust, on behalf of the Target Fund, shall be transferred and delivered by the Target Trust, on behalf of the Target Fund, as of the Closing Date for the account of the Acquiring Fund.

3.3 EFFECT OF SUSPENSION IN TRADING. In the event that, as of the Valuation Time, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the Target Fund are purchased or sold shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund is impracticable, the Closing shall be postponed until the business day after the day when trading is fully resumed and reporting is restored or such other date as the parties may agree to.

3.4 TRANSFER AGENT’S CERTIFICATE. The Target Trust, on behalf of the Target Fund, shall instruct the Target Fund’s transfer agent (the “Target Fund Transfer Agent”) to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Target Fund Shareholders as of the Valuation Time, and the number and percentage ownership (to four decimal places) of outstanding shares of the Target Fund owned by each Target Fund Shareholder immediately prior to the Closing. The Acquiring Trust, on behalf of the Acquiring Fund, shall issue and deliver, or instruct the Acquiring Fund Transfer Agent to issue and deliver, a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Target Fund, or provide evidence reasonably satisfactory to the Target Fund that such Acquiring Fund Shares have been credited to the Target Fund Shareholders’ accounts on the books of the Acquiring Fund.

3.5 DELIVERY OF ADDITIONAL ITEMS. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, assumption of liabilities, receipts and other documents, if any, as such other party or its counsel may reasonably request.

3.6 FAILURE TO DELIVER ASSETS. If the Target Trust, on behalf of the Target Fund, is unable to make delivery pursuant to paragraph 3.2 hereof to the Acquiring Fund Custodian of any of the Assets of the Target Fund for the reason that any of such Assets have not yet been delivered to it by the Target Fund’s broker, dealer or other counterparty, then, in lieu of such delivery, the Target Trust, on behalf of the Target Fund, shall deliver, with respect to said Assets, executed copies of an agreement of assignment and due bills executed on behalf of said broker, dealer or other counterparty, together with such other documents as may be required by the Acquiring Fund or the Acquiring Fund Custodian, including brokers’ confirmation slips.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1 REPRESENTATIONS OF THE TARGET TRUST ON BEHALF OF THE TARGET FUND. The Target Trust, on behalf of the Target Fund, represents and warrants to the Acquiring Trust, on behalf of the Acquiring Fund, as follows:

(a) The Target Trust is a statutory trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts. The Target Trust is duly authorized to transact business in the Commonwealth of Massachusetts and is qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Target Trust or the Target Fund. The Target Fund is a legally designated, separate series of the Target Trust. The Target

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Trust, on behalf of the Target Fund, has all material federal, state and local authorizations necessary to own all of its properties and Assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Target Fund.

(b) The Target Trust is registered as an open-end management investment company under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect. The Target Trust is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder with respect to the Target Fund.

(c) The Registration Statement on Form N-14 of the Acquiring Trust with respect to the Acquiring Fund and the Combined Prospectus/Information Statement contained therein relating to the transactions contemplated by the Agreement that is filed with the Commission and becomes effective, as such Registration Statement may be amended or supplemented subsequent to the effective date of the Registration Statement (the “Registration Statement”), as of such effective date and at all times subsequent thereto up to and including the Closing Date, conforms and will conform, as it relates to the Target Fund based on information provided in writing by the Target Trust, on behalf of the Target Fund, for inclusion therein, in all material respects to the requirements of the federal and state securities laws and the rules and regulations thereunder and does not and will not contain, as it relates to the Target Fund based on information provided in writing by the Target Trust, on behalf of the Target Fund, for inclusion therein, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading. Any written information furnished by the Target Trust, with respect to the Target Fund, for use in the Registration Statement or any other materials provided by the Target Trust in connection with the Reorganization, as of the effective date of the Registration Statement and at all times subsequent thereto up to and including the Closing Date, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

(d) The Target Trust’s prospectus, statement of additional information and financial statements, in each case relating to the Target Fund and to the extent incorporated by reference in the Registration Statement, are accurate and complete in all material respects and comply in all material respects with federal securities and other applicable laws and regulations, and do not include any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements, in the light of the circumstances under which such statements were made, not misleading.

(e) The Target Fund is not in violation of, and, subject to the satisfaction of the conditions precedent set forth in Articles VI and VIII of this Agreement, the execution, delivery and performance of this Agreement in accordance with its terms by the Target Trust, on behalf of the Target Fund, will not result in the violation of Massachusetts law, or any provision of the Target Trust’s Declaration of Trust or bylaws or of any material agreement, indenture, note, mortgage, instrument, contract, lease or other undertaking to which the Target Trust is a party, on behalf of the Target Fund, or by which the Target Trust, on behalf of the Target Fund, is bound, nor will the execution, delivery and performance of this Agreement by the Target Trust, on behalf of the Target Fund, result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Target Trust is a party, on behalf of the Target Fund, or by which the Target Trust, on behalf of the Target Fund, is bound.

(f) The Target Trust, on behalf of the Target Fund, has no material contracts, agreements or other commitments that will not be terminated without liability to it before the Closing Date, other than liabilities, if any, to be discharged prior to the Closing Date or reflected as Target Fund Stated Liabilities or in the statement of assets and liabilities as provided in paragraph 5.2 hereof.

(g) No litigation, claims, actions, suits, proceedings or investigations of or before any court or governmental body are pending or to the Target Trust’s knowledge threatened against the Target Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect the Target Fund’s financial condition, the conduct of its business or which would prevent or hinder the ability of the Target Trust, on behalf of the Target Fund, to carry out the transactions contemplated by this Agreement. The Target Trust knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(h) The audited financial statements of the Target Fund for the fiscal year ended September 30, 2024, which have been audited by [    ], have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements (true and complete copies of which

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have been furnished to the Acquiring Fund) fairly reflect the financial condition and the results of operations of the Target Fund as of such date and the results of operations and changes in net assets for the periods indicated, and there are no material liabilities of the Target Fund whether actual or contingent and whether or not determined or determinable as of such date that are required to be disclosed but are not disclosed in such statements.

(i) There have been no changes in the financial position of the Target Fund as reflected in the audited financial statements of the Target Fund for the fiscal year ended September 30, 2024, other than those occurring in the ordinary course of business consistent with past practice in connection with the purchase and sale of portfolio assets, the issuance and redemption of Target Fund shares and the payment of normal operating expenses, dividends and capital gains distributions. Since the date of the financial statements referred to in paragraph 4.1(h) above, there has been no material adverse change in the Target Fund’s financial condition, assets, liabilities or business, results of operations or the manner of conducting business of the Target Fund (other than changes occurring in the ordinary course of business). For the purposes of this paragraph 4.1(i), the discharge of the Target Fund’s liabilities or the redemption of Target Fund shares by Target Fund Shareholders shall not constitute a material adverse change.

(j) Since [   ], there has not been (i) any pending or to the knowledge of the Target Trust threatened litigation, which has had or may have a material adverse effect on the business, results of operations, assets or financial condition of the Target Fund; (ii) any option to purchase or other right to acquire shares of the Target Fund issued or granted by or on behalf of the Target Fund to any person other than subscriptions to purchase shares at net asset value in accordance with the terms in the current prospectus for the Target Fund; (iii) any contract or agreement or amendment or termination of any contract or agreement entered into by or on behalf of the Target Fund, except as otherwise contemplated by this Agreement; (iv) any indebtedness incurred, other than in the ordinary course of business, by or on behalf of the Target Fund for borrowed money or any commitment to borrow money by or on behalf of the Target Fund; (v) any amendment of the Target Trust’s organizational documents in a manner materially affecting the Target Fund; and (vi) any grant or imposition of any lien, claim, charge or encumbrance (other than encumbrances arising in the ordinary course of business with respect to covered options) upon any asset of the Target Fund other than a lien for taxes not yet due and payable.

(k) As of the date hereof and at the Closing Date, all federal and other tax returns and reports of the Target Fund required by law to be filed have or shall have been timely and duly filed by such dates (including any extensions) and are or will be correct in all material respects, and all federal and other taxes required to be paid pursuant to such returns and reports have been paid. To the best of the knowledge of the Target Trust, on behalf of the Target Fund, after reasonable investigation, no such return is currently under audit or examination, and no assessment or deficiency has been asserted with respect to any such returns.

(l) The Target Trust is authorized to issue an unlimited number of shares of beneficial interest, with no par value. As of [   ], no shares of the Target Fund were held in the treasury of the Target Fund. All issued and outstanding shares of beneficial interest of the Target Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act of 1933 (“1933 Act”) and applicable state securities laws and are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and nonassessable, and are not subject to preemptive or dissenter’s rights. All of the issued and outstanding shares of the Target Fund will, at the Valuation Time, be held by the persons and in the amounts set forth in the records of the Target Fund Transfer Agent as provided in paragraph 3.4. The Target Fund has no outstanding options, warrants or other rights to subscribe for or purchase any of the Target Fund shares and has no outstanding securities convertible into any of the Target Fund shares.

(m) At the Closing Date, the Target Fund will have good and marketable title to the Assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power and authority to sell, assign, transfer and deliver such Assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances as to which the Acquiring Fund has received notice and which have been taken into account in the net asset valuation of the Target Fund, and, upon delivery of the Assets and the filing of any documents that may be required under Massachusetts state law, the Acquiring Fund will acquire good and marketable title to the Assets, subject to no restrictions on their full transfer, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted in writing by the Acquiring Fund.

(n) (i) The Target Trust, on behalf of the Target Fund, has the power to enter into this Agreement and to consummate the transactions contemplated herein; (ii) the execution, delivery and performance of this Agreement and consummation of the transactions contemplated herein have been duly authorized by all necessary action on the part

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of the Board of Trustees of the Target Trust, on behalf of the Target Fund; and (iii) this Agreement constitutes a valid and binding obligation of the Target Trust, on behalf of the Target Fund, enforceable in accordance with its terms, and no other action or proceedings by the Target Trust, on behalf of the Target Fund, are necessary to authorize this Agreement and the transactions contemplated herein, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(o) The information to be furnished by the Target Trust, on behalf of the Target Fund, for use in no-action letters, applications for orders, registration statements, information statement materials and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other applicable laws and regulations.

(p) The Target Fund has elected to qualify and has qualified as a “regulated investment company” under the Code (a “RIC”) as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; qualifies and will continue to qualify as a RIC under the Code for its taxable year through the date of Reorganization; and has satisfied the distribution requirements imposed by the Code for each of its taxable years closing before the Closing Date.

(q) Except for the Registration Statement, no consent, approval, authorization or order under any federal or state law or of any court or governmental authority is required for the consummation by the Target Trust, on behalf of the Target Fund, of the transactions contemplated herein, except those that have already been obtained. No consent of or notice to any third party or entity other than notice to the Target Fund Shareholders is required for the consummation by the Target Trust, on behalf of the Target Fund, of the transactions contemplated by this Agreement.

(r) Except to the extent prohibited by Rule 19b-1 under the 1940 Act, prior to the valuation of the Assets as of the Valuation Time, the Target Fund shall have declared a dividend, dividends or other distribution or distributions, with a record and ex-dividend date prior to the Valuation Time, which, together with all previous dividends and distributions, shall have the effect of distributing to the Target Fund Shareholders all of the Target Fund’s investment company taxable income realized on or prior to the Closing Date (computed without regard to any deduction for dividends paid), if any, plus the excess of its interest income, if any, excludable from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code realized on or prior to the Closing Date and all of its net capital gains realized through [●]1 (after reduction for any capital loss carry forward).

(s) The Target Fund, or its agents, (1) holds a valid Form W-8BEN, Certificate of Foreign Status of Beneficial Owner for United States Withholding and Reporting (Individuals), a valid Form W-8BEN-E, Certificate of Foreign Status of Beneficial Owner for United States Tax Withholding and Reporting (Entities) (or other appropriate series of Form W-8, as the case may be), or Form W-9, Request for Taxpayer Identification Number and Certification, for each Target Fund Shareholder of record, which Form W-8 or Form W-9 can be associated with reportable payments made by the Target Fund to such shareholder, and/or (2) has otherwise timely instituted the appropriate nonresident alien or foreign corporation or backup withholding procedures with respect to such shareholder as provided by Sections 1441, 1442, 1471 and 3406 of the Code.

(t) As of the time of the liquidation of the Target Fund, the Target Fund does not have an 80% Corporate Shareholder. For this purpose an “80% Corporate Shareholder” means a corporation for U.S. federal income tax purposes that owns Target Fund shares possessing at least 80% of the total voting power of the stock of the Target Fund and having a value equal to at least 80% of the total value of the stock of the Target Fund.

4.2 REPRESENTATIONS OF THE ACQUIRING TRUST, ON BEHALF OF THE ACQUIRING FUND. The Acquiring Trust, on behalf of the Acquiring Fund, represents and warrants to the Target Trust, on behalf of the Target Fund as follows:

(a) The Acquiring Trust is a statutory trust that is duly formed, validly existing and in good standing under the laws of the State of Delaware. The Acquiring Trust, on behalf of the Acquiring Fund, is duly authorized to transact business in the State of Delaware and is qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Acquiring Trust or the Acquiring Fund. The Acquiring Fund is a legally designated, separate series of the Acquiring Trust. The Acquiring Trust, on behalf of the Acquiring Fund, has all material federal, state and local authorizations

1 [NTD: To be confirmed.]

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necessary to own all of its properties and the Assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Acquiring Fund.

(b) The Acquiring Trust is registered as an open-end management investment company under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect. The Acquiring Trust is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder with respect to the Acquiring Fund.

(c) The Registration Statement as of its effective date and at all times subsequent thereto up to and including the Closing Date, conforms and will conform, as it relates to the Acquiring Fund, in all material respects to the requirements of the federal and state securities laws and the rules and regulations thereunder and does not and will not contain, as it relates to the Acquiring Fund, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading, except that no representations and warranties in this paragraph 4.2(c) apply to statements or omissions made in reliance upon and in conformity with written information concerning the Target Fund furnished to the Acquiring Fund by the Target Trust, on behalf of the Target Fund, from the effective date of the Registration Statement through and on the Closing Date. Any written information furnished by the Acquiring Trust, on behalf of the Acquiring Fund, with respect to the Acquiring Fund for use in the Registration Statement or any other materials provided by the Acquiring Trust, on behalf of the Acquiring Fund, in connection with the Reorganization, as of the effective date of the Registration Statement and at all times subsequent thereto up to and including the Closing Date, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

(d) The prospectus, statement of additional information and shareholder reports of the Acquiring Trust, in each case relating to the Acquiring Fund, to the extent incorporated by reference in the Registration Statement, are accurate and complete in all material respects and comply in all material respects with federal securities and other applicable laws and regulations, and do not include any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements, in the light of the circumstances under which such statements were made, not misleading.

(e) The Acquiring Fund is not in violation of, and, subject to the satisfaction of the conditions precedent set forth in Articles VII and VIII of this Agreement, the execution, delivery and performance of this Agreement in accordance with its terms by the Acquiring Trust, on behalf of the Acquiring Fund, will not result in the violation of Delaware law or any provision of the Acquiring Trust’s Declaration of Trust or bylaws or of any material agreement, indenture, note, mortgage, instrument, contract, lease or other undertaking to which the Acquiring Trust is a party, on behalf of the Acquiring Fund, or by which the Acquiring Trust, on behalf of the Acquiring Fund, is bound, nor will the execution, delivery and performance of this Agreement by the Acquiring Trust, on behalf of the Acquiring Fund, result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Trust is a party, on behalf of the Acquiring Fund, or by which the Acquiring Trust, on behalf of the Acquiring Fund, is bound.

(f) No litigation, claims, actions, suits, proceedings or investigations of or before any court or governmental body are pending or to the Acquiring Trust’s knowledge threatened against the Acquiring Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition, the conduct of its business or which would prevent or hinder the ability of the Acquiring Trust, on behalf of the Acquiring Fund, to carry out the transactions contemplated by this Agreement. The Acquiring Trust knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(g) [Reserved]

(h) [Reserved]

(i) Since [   ], there has not been (i) any pending or to the knowledge of the Acquiring Trust threatened litigation, which has had or may have a material adverse effect on the business, results of operations, assets or financial condition of the Acquiring Fund; (ii) any option to purchase or other right to acquire shares of the Acquiring Fund issued or granted by or on behalf of the Acquiring Fund to any person other than subscriptions to purchase shares at net asset value in accordance with the terms in the current prospectus for the Acquiring Fund; (iii) any contract or

8

agreement or amendment or termination of any contract or agreement entered into by or on behalf of the Acquiring Fund, except as otherwise contemplated by this Agreement; (iv) any indebtedness incurred, other than in the ordinary course of business, by or on behalf of the Acquiring Fund for borrowed money or any commitment to borrow money by or on behalf of the Acquiring Fund; (v) any amendment of the Acquiring Trust’s organizational documents in a manner materially affecting the Acquiring Fund; and (vi) any grant or imposition of any lien, claim, charge or encumbrance (other than encumbrances arising in the ordinary course of business with respect to covered options) upon any asset of the Acquiring Fund other than a lien for taxes not yet due and payable.

(j) The Acquiring Fund has not commenced operations and will not do so until after the Closing, and the Acquiring Fund will not hold any property or have any tax attributes immediately before the Reorganization other than a de minimis amount of assets to facilitate its organization or maintain its legal existence and tax attributes related to holding those assets.

(k) The Acquiring Trust is authorized to issue an unlimited number of shares of beneficial interest, with no par value. As of [   ], no shares of the Acquiring Fund were held in the treasury of the Acquiring Fund. All issued and outstanding shares of beneficial interest of the Acquiring Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act, and applicable state securities laws and are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and nonassessable, and are not subject to preemptive or dissenter’s rights. The Acquiring Fund has no outstanding options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund shares and has no outstanding securities convertible into any of the Acquiring Fund shares.

(l) At the Closing Date, the Acquiring Fund will have good and marketable title to all of its assets, and full right, power and authority to sell, assign, transfer and deliver such assets, free of any lien or other encumbrance, except those liens or encumbrances as to which the Target Fund has received notice at or prior to the Closing Date, and which have been taken into account in the net asset valuation of the Acquiring Fund.

(m) The Acquiring Trust, on behalf of the Acquiring Fund, has the power to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement and consummation of the transactions contemplated herein have been duly authorized by all necessary action on the part of the Trustees of the Acquiring Trust, on behalf of the Acquiring Fund. This Agreement constitutes a valid and binding obligation of the Acquiring Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, and no other action or proceedings by the Acquiring Trust, on behalf of the Acquiring Fund, are necessary to authorize this Agreement and the transactions contemplated herein, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(n) The Acquiring Fund Shares to be issued and delivered to the Target Fund for the account of the Target Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, the Acquiring Fund Shares will be duly and validly issued and will be fully paid and nonassessable by the Acquiring Fund.

(o) The information to be furnished by the Acquiring Trust, on behalf of the Acquiring Fund, for use in no-action letters, applications for orders, registration statements, information statement materials and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other applicable laws and regulations.

(p) The Acquiring Fund will qualify as a RIC under the Code for its taxable year in which the Reorganization occurs; and will satisfy the distribution requirements imposed by the Code for its taxable year in which the Reorganization occurs.

(q) Except for the Registration Statement, no consent, approval, authorization or order under any federal or state law or of any court or governmental authority is required for the consummation by the Acquiring Trust, on behalf of the Acquiring Fund, of the transactions contemplated herein, except those that have already been obtained. No consent of or notice to any third party or entity is required for the consummation by the Acquiring Trust, on behalf of the Acquiring Fund, of the transactions contemplated by this Agreement.

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ARTICLE V

COVENANTS OF THE ACQUIRING TRUST, ON BEHALF OF THE ACQUIRING FUND, AND THE TARGET TRUST, ON BEHALF OF THE TARGET FUND

5.1 OPERATION IN ORDINARY COURSE. Subject to paragraphs 7.2 and 7.5, the Target Trust, on behalf of the Target Fund, will operate its business in the ordinary course of business between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions. As the Acquiring Fund is newly organized and does not have any assets or investment operations as of the date of this Agreement, the Acquiring Trust, on behalf of the Acquiring Fund, shall conduct no operations except customary operations necessary to organize and register an exchange-traded fund under the 1940 Act between the date of this Agreement and the Closing Date. Between the date of this Agreement and the Closing Date, the Target Trust, on behalf of the Target Fund, shall take commercially reasonable steps to identify shareholders of the Target Fund who do not hold Target Fund Shares through an account that can accept Acquiring Fund Shares. No party shall take any action that would, or would reasonably be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

5.2 STATEMENT OF ASSETS AND LIABILITIES. At least five business days prior to the Closing Date, the Target Trust, on behalf of the Target Fund, will prepare and deliver to the Acquiring Fund a statement of the assets and the liabilities of the Target Fund as of such date for review and agreement by the parties to determine that the assets and the liabilities of the Target Fund are being correctly determined in accordance with the terms of this Agreement. The Target Trust, on behalf of the Target Fund, will deliver at the Closing (1) a statement of Assets and Target Fund Stated Liabilities as of the Valuation Time and (2) a list of the Target Fund’s Assets as of the Closing Date showing the tax costs of each of its Assets by lot and the holding periods of such Assets, and certified by the Treasurer or Assistant Treasurer of the Target Trust, on behalf of the Target Fund.

5.3 ACCESS TO BOOKS AND RECORDS. Upon reasonable notice, the Target Trust, on behalf of the Target Fund, shall make available to the Acquiring Trust’s officers and agents all books and records of the Target Fund and the Acquiring Trust, on behalf of the Acquiring Fund, shall make available to the Target Trust’s officers and agents all books and records of the Acquiring Trust relating to the Acquiring Fund.

5.4 ADDITIONAL INFORMATION. The Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares.

5.5 CONTRACT TERMINATION. The Target Trust, on behalf of the Target Fund, will terminate all agreements to which the Target Trust, on behalf of the Target Fund, is a party (other than this Agreement), effective as of the Closing Date without any liability not paid prior to the Closing Date other than as accrued as part of the Target Fund Stated Liabilities.

5.6 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Trust, on behalf of the Acquiring Fund, and the Target Trust, on behalf of the Target Fund, will take or cause to be taken all action and do or cause to be done all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date. In particular, the Target Trust, on behalf of the Target Fund, covenants that it will, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

5.7 PREPARATION OF REGISTRATION STATEMENT. The Acquiring Trust, on behalf of the Acquiring Fund, will prepare and file with the Commission the Registration Statement relating to the Acquiring Fund Shares to be issued to the Target Fund Shareholders. The Registration Statement shall include a Combined Prospectus/Information Statement relating to the transactions contemplated by this Agreement. At the time the Registration Statement becomes effective and at the Closing Date, the Registration Statement shall be in compliance in all material respects with the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the

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1940 Act, as applicable. Each party will provide the materials and information necessary to prepare the Registration Statement, for inclusion therein, including any special interim financial information necessary for inclusion therein. If at any time prior to the Closing Date a party becomes aware of any untrue statement of material fact or omission to state a material fact required to be stated therein or necessary to make the statements made therein not misleading, the party discovering the item shall notify the other parties and the parties shall cooperate in promptly preparing and filing with the Commission and, if appropriate, distributing to shareholders appropriate disclosure with respect to the item.

5.8 TAX STATUS OF REORGANIZATION. The intention of the parties is that the transaction contemplated by this Agreement will qualify as a reorganization of the Target Fund and the Acquiring Fund within the meaning of Section 368(a) of the Code.

The parties, however, expect that each of (i) the distribution of cash to shareholders of the Target Fund in lieu of fractional Acquiring Fund Shares; and (ii) with respect to Cash-Out Shareholders, the distribution of cash equal to the net asset value of the Target Fund Shares held by such shareholders of the Target Fund, will be a taxable transaction to the shareholder of the Target Fund that receives such cash.

Neither the Acquiring Fund nor the Target Fund (nor the Acquiring Trust, on behalf of the Acquiring Fund, or the Target Trust, on behalf of the Target Fund) shall take any action or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of the Reorganization to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing Date, the Acquiring Trust, on behalf of the Acquiring Fund, and the Target Trust, on behalf of the Target Fund, will take such action, or cause such action to be taken, as is reasonably necessary to enable Willkie Farr & Gallagher LLP, U.S. federal income tax counsel to the Acquiring Trust and the Target Trust, to render the tax opinion required herein (including, without limitation, each party’s execution of representations reasonably requested by and addressed to Willkie Farr & Gallagher LLP).

5.9 REASONABLE BEST EFFORTS. Each of the Acquiring Trust, on behalf of the Acquiring Fund, and the Target Trust, on behalf of the Target Fund, shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.

5.10 AUTHORIZATIONS. The Acquiring Trust, on behalf of the Acquiring Fund, agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and any state blue sky or securities laws as it may deem appropriate in order to operate in the normal course of business after the Closing Date.

5.11 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, the Target Fund shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Target Fund for U.S. federal income tax purposes, as well as any capital loss carryovers and items that the Acquiring Fund will succeed to and take into account as a result of Section 381 of the Code.

5.12 INFORMATION STATEMENT. The Target Trust, on behalf of the Target Fund, agrees to mail to its respective shareholders of record, in sufficient time to comply with requirements as to notice thereof, the Combined Prospectus/Information Statement contained in the Registration Statement, which complies in all material respects with the applicable provisions of Section 14(c) of the 1934 Act , and the rules and regulations thereunder.

ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET TRUST, ON BEHALF OF THE TARGET FUND

The obligations of the Target Trust, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Trust, on behalf of the Acquiring Fund, of all the obligations to be performed by the Acquiring Fund (or the Acquiring Trust, on behalf of the Acquiring Fund), pursuant to this Agreement on or before the Closing Date, and, in addition, subject to the following conditions:

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6.1 All representations, covenants and warranties of the Acquiring Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

6.2 The Board of Trustees of the Target Trust has approved this Agreement with respect to the Target Fund.

6.3 As of the Closing Date, there shall have been no material change in the investment objectives, policies and restrictions nor any material increase in the investment management fee rate or other fee rates the Acquiring Fund is currently contractually obligated to pay for services provided to the Acquiring Fund, nor any material reduction in the fee waiver or expense reduction undertakings (either voluntary or contractual) from those described in the Registration Statement, if any.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING TRUST, ON BEHALF OF THE ACQUIRING FUND

The obligations of the Acquiring Trust, on behalf of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Target Trust, on behalf of the Target Fund, of all the obligations to be performed by the Target Fund (or the Target Trust, on behalf of the Target Fund) pursuant to this Agreement on or before the Closing Date and, in addition, shall be subject to the following conditions:

7.1 All representations, covenants and warranties of the Target Trust, on behalf of the Target Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

7.2 Except to the extent prohibited by Rule 19b-1 under the 1940 Act, prior to the valuation of the Assets as of the Valuation Time, the Target Fund shall have declared a dividend, dividends or other distribution or distributions, with a record and ex-dividend date prior to the valuation of the Assets, which, together with all previous dividends and distributions, shall have the effect of distributing to the Target Fund Shareholders all of the Target Fund’s investment company taxable income realized on or prior to the Closing Date (computed without regard to any deduction for dividends paid), if any, plus the excess of its interest income, if any, excludable from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code realized on or prior to the Closing Date and all of its net capital gains realized through [●]2 (after reduction for any capital loss carryforward).

7.3 The Board of Trustees of the Acquiring Trust has approved this Agreement with respect to the Acquiring Fund.

7.4 As of the Closing Date, there shall have been no material change in the investment objectives, policies and restrictions or any material increase in the investment management fee rate or other fee rates the Target Fund is currently contractually obligated to pay for services provided to the Target Fund nor any material reduction in the fee waiver or expense reduction undertakings (either voluntary or contractual) from those described in the Registration Statement.

7.5 The Target Trust, on behalf of the Target Fund, shall have taken all steps required to terminate all agreements to which it is a party on behalf of the Target Fund (other than this Agreement) and pursuant to which the Target Fund has outstanding or contingent liabilities, unless such liabilities have been accrued as part of the Target Fund Stated Liabilities.

2 [NTD: To be confirmed.]

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ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE ACQUIRING TRUST, ON BEHALF OF THE ACQUIRING FUND, AND THE TARGET TRUST, ON BEHALF OF THE TARGET FUND

If any of the conditions set forth below shall not have been satisfied on or before the Closing Date or shall not remain satisfied with respect to the Target Trust, the Target Fund, the Acquiring Trust or the Acquiring Fund, the other parties to this Agreement shall, at their option, not be required to consummate the transactions contemplated by this Agreement:

8.1 The Commission shall not have instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.

8.2 All third-party consents and all consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state securities authorities, including any necessary “no-action” positions and exemptive orders from such federal authorities) in each case required to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not reasonably be expected to have a material adverse effect on the assets or properties of the Acquiring Fund or the Target Fund, provided that any party hereto may waive any such conditions for itself.

8.3 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act. The registration statement of the Acquiring Fund on Form N-1A under the 1933 Act covering the sale of shares of the Acquiring Fund shall be effective.

8.4 As of the Closing Date, there shall be no pending litigation brought by any person against the Acquiring Fund, the Target Fund, the Acquiring Trust or the Target Trust or any of the investment advisers, directors, trustees or officers of the foregoing, as applicable, arising out of, or seeking to prevent completion of the transactions contemplated by, this Agreement. Furthermore, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.5 The Acquiring Trust, on behalf of the Acquiring Fund, and the Target Trust, on behalf of the Target Fund, each shall have received an opinion of Willkie Farr & Gallagher LLP, United States tax counsel to the Acquiring Trust and the Target Trust, substantially to the effect that, based on certain facts, assumptions and representations of the parties, for U.S. federal income tax purposes:

(a) (i) the transfer of all of the Assets of the Target Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Target Fund Stated Liabilities followed by the distribution of the Acquiring Fund Shares to the Target Fund Shareholders and the distribution of cash in lieu of fractional Acquiring Fund shares to the Target Fund Shareholders and cash in lieu of Acquiring Fund Shares to the Cash-Out Shareholders, and (ii) the termination, dissolution and liquidation of the Target Fund, all pursuant to the Agreement, will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Target Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(b) no gain or loss will be recognized by the Acquiring Fund upon the receipt of the Assets of the Target Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Target Fund Stated Liabilities;

(c) no gain or loss will be recognized by the Target Fund upon the transfer of the Assets of the Target Fund to the Acquiring Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Target Fund Stated Liabilities or upon the distribution of the Acquiring Fund Shares to the Target Fund Shareholders followed by the complete liquidation of the Target Fund;

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(d) no gain or loss will be recognized by the Target Fund Shareholders upon the receipt of their Acquiring Fund Shares pursuant to the Reorganization, except with respect to cash received, if any;

(e) the aggregate tax basis of Acquiring Fund Shares received by each Target Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Target Fund shares exchanged therefor by such shareholder, reduced by the amount of any tax basis allocable to a fractional share for which cash is received, if any;

(f) the holding period of the Acquiring Fund Shares to be received by each Target Fund Shareholder pursuant to the Reorganization will include the period during which the Target Fund shares exchanged therefor were held by such shareholder, provided such Target Fund shares are held as capital assets at the time of the Reorganization;

(g) the tax basis of the Assets acquired by the Acquiring Fund will be the same as the tax basis of such Assets to the Target Fund immediately before the Reorganization; and

(h) the holding period of the Assets in the hands of the Acquiring Fund will include the period during which those Assets were held by the Target Fund.

Such opinion shall be based on customary assumptions and such representations as Willkie Farr & Gallagher LLP may reasonably request, and each of the Target Trust, on behalf of the Target Fund, and the Acquiring Trust, on behalf of the Acquiring Fund, will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Target Fund may waive the conditions set forth in this paragraph 8.5.

Such opinion does not address, with respect to shareholders of the Target Fund who do not hold Target Fund Shares through (a) a brokerage account that can accept Acquiring Fund Shares or (b) an IRA or group retirement plan whose plan sponsor has the ability to hold shares of ETFs on its platform, the distribution of cash equal to the net asset value of the Target Fund Shares held by such shareholders of the Target Fund, which is intended to be a taxable transaction to the shareholder of the Target Fund that receives such cash.

ARTICLE IX

EXPENSES

The Target Fund will bear the expenses incurred in connection with the Reorganization. Reorganization expenses include, but are not limited to, costs and expenses (including legal fees) related to the preparation and distribution of materials to the Target Trust Board and the Acquiring Trust Board, obtaining an opinion of counsel as to certain tax matters, the preparation of this Agreement and the Registration Statement, and expenses relating to preparing, printing and mailing the Combined Prospectus/Information Statement.

ARTICLE X

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1 The Acquiring Trust, on behalf of the Acquiring Fund, and the Target Trust, on behalf of the Target Fund, agree that no party has made to another party any representation, warranty and/or covenant not set forth herein and that this Agreement constitutes the entire agreement among the parties.

10.2 The representations and warranties of the parties hereto set forth in this Agreement shall not survive the consummation of the transactions contemplated herein.

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ARTICLE XI

TERMINATION

11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Trust, on behalf of the Acquiring Fund, and the Target Trust, on behalf of the Target Fund. In addition, the Acquiring Trust, on behalf of the Acquiring Fund, or the Target Trust, on behalf of the Target Fund, may at its option terminate this Agreement at or before the Closing Date due to:

(a) a material breach by one of the other parties of any representation, warranty or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days; or

(b) a condition herein expressed to be precedent to the obligations of the terminating party and/or one or more other parties that has not been met if it reasonably appears that it will not or cannot be met.

11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of a party. In the event of willful default, all remedies at law or in equity of the party or parties adversely affected shall survive.

ARTICLE XII

AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Target Trust, on behalf of the Target Fund, and the Acquiring Trust, on behalf of the Acquiring Fund, as specifically authorized by the Target Trust Board or the Acquiring Trust Board, as applicable.

ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;

LIMITATION OF LIABILITY

13.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of New York without giving effect to principles of conflicts of law.

13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

13.5 The names “Acquiring Trust” and “Trustees of Acquiring Trust” refer respectively to the Acquiring Trust and its Trustees, as trustees but not individually or personally, acting from time to time under the Agreement and Declaration of Trust of the Acquiring Trust, dated February 19, 2020, which is hereby referred to and a copy of which is on file at the principal office of the Acquiring Trust. Such Agreement and Declaration of Trust contains certain provisions limiting the liability of the Trustees, shareholders, officers, employees and agents of the Acquiring Trust. The obligations of the Acquiring Trust created hereunder are not personally binding upon, nor shall resort hereunder be had to the property of, any of the Trustees, shareholders, officers, employees or agents of the Acquiring Trust. In addition, only the Acquiring Trust assets associated with the series of the Acquiring Trust which incurs any liability hereunder shall be used to pay such liability.

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ARTICLE XIV

NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by FedEx or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the applicable party: to the Target Fund, 100 Bellevue Parkway, Wilmington, Delaware 19809, Attention: John M. Perlowski, Chief Executive Officer; or to the Acquiring Fund, 100 Bellevue Parkway, Wilmington, Delaware 19809, Attention: John M. Perlowski, Chief Executive Officer, or to any other address that the Target Fund or the Acquiring Fund shall have last designated by notice to the other parties.

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IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

BLACKROCK FUNDS V, on behalf of its series BlackRock Mortgage-Backed Securities Fund

By:
Name:
Title:

BLACKROCK ETF TRUST II, on behalf of its series iShares Mortgage-Backed Securities Active ETF

By:
Name:
Title:

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The information in this Statement of Additional Information is not complete and may be changed. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. The securities described herein may not be sold until the registration statement becomes effective. This Statement of Additional Information is not an offer to sell or the solicitation of an offer to buy securities and is not offering or soliciting an offer to buy these securities in any state in which the offer, solicitation or sale would be unlawful.

SUBJECT TO COMPLETION, DATED JUNE 6, 2025

BLACKROCK FUNDS V

BlackRock Mortgage-Backed Securities Fund

BLACKROCK ETF TRUST II

iShares Mortgage-Backed Securities Active ETF

PART B

STATEMENT OF ADDITIONAL INFORMATION

[●], 2025

This Statement of Additional Information (the “SAI”) relates to the reorganization (the “Reorganization”) of BlackRock Mortgage-Backed Securities Fund (the “Target Fund”), a series of BlackRock Funds V (the “Target Trust”), a Massachusetts business trust, into iShares Mortgage-Backed Securities Active ETF (the “Acquiring Fund”), a series of BlackRock ETF Trust II (the “Acquiring Trust”), a Delaware statutory trust. The Target Fund and the Acquiring Fund are each referred to as a “Fund” and collectively referred to as the “Funds.”

This SAI contains information that may be of interest to shareholders of the Target Fund relating to the Reorganization, but which is not included in the Combined Prospectus/Information Statement dated [●], 2025 (the “Combined Prospectus/Information Statement”).

As described in the Combined Prospectus/Information Statement, the Reorganization will involve the transfer of all of the assets of the Target Fund to the Acquiring Fund in exchange for the assumption by the Acquiring Fund of certain stated liabilities of the Target Fund and newly-issued shares of the Acquiring Fund. Acquiring Fund Shares will then be distributed pro rata by the Target Fund to its shareholders, followed by the termination, dissolution and liquidation of the Target Fund.

This SAI is not a prospectus and should be read in conjunction with the Combined Prospectus/Information Statement. Copies of the Combined Prospectus/Information Statement may be obtained at no charge by writing to BlackRock at P.O. Box 534429, Pittsburgh, Pennsylvania 15253-4429 or by calling (800) 537-4942.

Capitalized terms used in this SAI and not otherwise defined herein have the meanings given them in the Combined Prospectus/Information Statement.

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Page

Additional Information	3
Financial Statements	3
Supplemental Financial Information	3

2

ADDITIONAL INFORMATION

Further information about the Acquiring Fund is contained in the Acquiring Fund’s Statement of Additional Information. The Acquiring Fund’s Statement of Additional Information, dated [July 22], 2025, subject to completion, is incorporated herein by reference (Securities Act File No. 333-236575).

FINANCIAL STATEMENTS

This SAI incorporates by reference the Target Fund’s Annual Financial Statements for the fiscal year ended September 30, 2024, filed December  3, 2024 with the Securities and Exchange Commission on Form N-CSR and the Target Fund’s Semi-Annual Financial Statements for the fiscal period ended March 31, 2025, filed [ ] with the Securities and Exchange Commission on Form N-CSR. The financial statements therein and the report of the independent registered public accountant therein, are incorporated herein by reference. No other parts of the Target Fund’s Annual Financial Statements are incorporated by reference herein. Because the Acquiring Fund was newly-created for the purpose of the Reorganization, the Acquiring Fund has not published annual or semi-annual financial statements.

SUPPLEMENTAL FINANCIAL INFORMATION

A table showing the fees of the Target Fund and the fees and expenses of the Acquiring Fund on a pro forma basis after giving effect to the proposed Reorganization, is included in the section entitled “Summary—Fees and Expenses” of the Combined Prospectus/Information Statement.

The Reorganization will not result in a material change to the Target Fund’s investment portfolio due to the investment restrictions of the Acquiring Fund. As a result, a schedule of investments of the Target Fund modified to show the effects of the change is not required and is not included. Notwithstanding the foregoing, changes may be made to the Target Fund’s portfolio in advance of the Reorganization and/or the Acquiring Fund’s portfolio following the Reorganization. Any such changes to the portfolios would be in the normal course of business and not as a part of the Reorganization.

There are no material differences in the accounting policies of the Target Fund as compared to those of the Acquiring Fund.

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PART C.

OTHER INFORMATION

Item 15. Indemnification.

Indemnification of Registrant’s principal underwriter against certain losses is provided for in Section 8 of the Distribution Agreement referenced in Exhibit 7(a). Indemnification of Registrant’s Custodian, Transfer Agent and Administrator is provided for, respectively, in Section 15 of the Master Custodian Agreement referenced in Exhibit 9(a), Section 7 of the Transfer Agency and Service Agreement referenced in Exhibit 13(b) and Section 8 of the Administration and Fund Accounting Services Agreement referenced in Exhibit 13(a). Registrant intends to obtain from a major insurance carrier a trustees’ and officers’ liability policy covering certain types of errors and omissions. In addition, Section 10.2 of Registrant’s Declaration of Trust referenced in Exhibit 1(b) provides as follows:

Indemnification.

(a) Subject to the exceptions and limitations contained in paragraph (b) below:

(i) every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust or the applicable Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit, or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Trustee or officer and against amounts paid or incurred by him or her in the settlement thereof; and (ii) the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits, or proceedings (civil, criminal, or other, including appeals), actual or threatened, while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorney’s fees, costs, judgments, amounts paid in settlement, fines, penalties, and other liabilities.

(b) To the extent required under the 1940 Act, but only to such extent, no indemnification shall be provided hereunder to a Covered Person:

(i) who shall have been adjudicated by a court or body before which the proceeding was brought to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office; or (ii) in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office:

(A) by the court or other body approving the settlement;

(B) by at least a majority of those Trustees who neither are Interested Persons of the Trust nor are parties to the matter based upon a review of readily-available facts (as opposed to a full trial-type inquiry); or

(C) by written opinion of independent legal counsel based upon a review of readily-available facts (as opposed to a full trial-type inquiry).

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a Person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors, and administrators of such a Person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other Persons may be entitled by contract or otherwise under law.

(d) To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 10.2 shall be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of any undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or

Series if it ultimately is determined that he or she is not entitled to indemnification under this Section 10.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking; (b) the Trust is insured against losses arising out of any such advance payments, or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily-available facts (as opposed to a trial-type inquiry or full investigation), that there is a reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.2. Notwithstanding anything else herein, any amendment to Article X hereof shall not be effective to limit the rights to indemnification or insurance provided herein with respect to any Covered Persons without such Covered Person’s written consent. The advancement of any expenses pursuant to this Section 10.2(d) shall under no circumstances be considered a “loan” under the Sarbanes-Oxley Act of 2002, as amended from time to time, or for any other reason.

(e) The Trust is authorized to enter into separate indemnification agreements with any one or more Trustees or officers of the Trust.

(f) Any repeal or modification of this Article X or adoption or modification of any other provision of this Trust Instrument inconsistent with this Article shall be prospective only to the extent that such repeal or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification or right to advancement of expenses available to any Covered Person with respect to any act or omission that occurred prior to such repeal, modification or adoption.

(g) To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

(h) Notwithstanding any other provision in this Trust Instrument to the contrary, any liability and/or expense against which any Covered Person is indemnified under this Section 10.2 and any advancement of expenses that any Covered Person is entitled to be paid under Section 10.2(d) shall be deemed to be joint and several obligations of the Trust and each Series, and the assets of the Trust and each Series shall be subject to the claims of any Covered Person therefor under this Article X; provided that any such liability, expense or obligation may be allocated and charged by the Trustees between or among the Trust and/or any one or more Series (and Classes) in such manner as the Trustees in their sole discretion deem fair and equitable.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Section 10.3 of Registrant’s Declaration of Trust, filed herein as Exhibit (1)(b), also provides for the indemnification of shareholders of Registrant. Section 10.3 states as follows:

Shareholders. In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a Shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators, or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall assume, upon request by the

Shareholder, the defense of any claim made against the Shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

Item 16. Exhibits.

Exhibit Number	Description
1	—	Articles of Incorporation

(a)	—	Certificate of Trust, dated February 19, 2020 is incorporated by reference to Exhibit 1(a) of the Trust’s initial Registration Statement on Form N-1A, as filed on February 21, 2020.

(b)	—

Agreement and Declaration of Trust (the “Declaration of Trust”), dated February 19, 2020 is incorporated by reference to Exhibit 1(b) of the Trust’s initial Registration Statement of Form N-1A, as filed on February 21, 2020.

2	—	By-laws

(a)	—	By-Laws, dated February 19, 2020 is incorporated by reference to Exhibit 2(a) of the Trust’s initial Registration Statement on Form N-1A, as filed on February 21, 2020.

(b)	—	Amendment to By-Laws, dated November 19, 2020, is incorporated by reference to Exhibit 2(b) of the Trust’s Registration Statement on Form N-1A, as filed on December 1, 2020.

3	—	Voting Trust Agreements

4	—	Plan of Reorganization

(a)	—	Form of Agreement and Plan of Reorganization is included in Appendix II to the Combined Prospectus/Information Statement.

5	—	Instruments Defining Rights of Security Holders

(a)	—	Articles II, VII, IX and X of the Declaration of Trust are incorporated by reference to Exhibit 1(b) of the Trust’s initial Registration Statement on Form N-1A, as filed on February 21, 2020.

(b)	—	Articles IV and VI of the By-Laws are incorporated by reference to Exhibit 2(a) of the Trust’s initial Registration Statement on Form N-1A, as filed on February 21, 2020.

6	—	Investment Advisory Contracts

(a)	—

Form of Investment Advisory Agreement between Registrant and BlackRock Fund Advisors is incorporated by reference to Exhibit 4(a) of Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A, filed on March 5, 2021.

(b)	—	Amended Schedule A to the Investment Advisory Agreement between Registrant and BlackRock Fund Advisors (the “Investment Advisor”) dated [ ], 2025 is incorporated by reference to [ ].

(c)	—

Form of Investment Advisory Agreement between Registrant and BlackRock Fund Advisors (iShares Floating Rate Loan Active ETF (formerly BlackRock Floating Rate Loan ETF)) is incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A, filed on September 28, 2022.

(d)	—

Form of Sub-Investment Advisory Agreement between BlackRock Fund Advisors and BlackRock International Limited (iShares Flexible Income Active ETF (formerly BlackRock Flexible Income ETF)) is incorporated by reference to Exhibit (d)(4) to Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A, filed on November 22, 2023.

(e)	—

Form of Sub-Advisory Agreement between BlackRock Fund Advisors and BlackRock (Singapore) Limited (iShares Flexible Income Active ETF (formerly BlackRock Flexible Income ETF)) is incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A, filed on November 22, 2023.

(f)	—

Form of Sub-Investment Advisory Agreement between BlackRock Fund Advisors and BlackRock International Limited (iShares Total Return Active ETF (formerly BlackRock Total Return ETF)) is incorporated by reference to Exhibit (d)(6) of Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A, filed on November 28, 2023.

(g)	—

Form of Sub-Advisory Agreement between BlackRock Fund Advisors and BlackRock (Singapore) Limited (iShares Total Return Active ETF (formerly BlackRock Total Return ETF)) is incorporated by reference to Exhibit (d)(7) of Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A, filed on November 28, 2023.

(h)	—

Form of Sub-Advisory Agreement between BlackRock Fund Advisors and BlackRock International Limited (iShares High Yield Active ETF (formerly BlackRock High Yield ETF)) is incorporated by reference to Exhibit (d)(7) of Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A, filed on June 4, 2024.

7	—	Underwriting Contracts

(a)	—

Form of Distribution Agreement between Registrant and BlackRock Investments, LLC (“BRIL”) is incorporated by reference to Exhibit 5(a) of Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A, filed on March 5, 2021.

(b)	—	Amended Schedule A to the Distribution Agreement between the Registrant and BRIL, amended as of [ ], is incorporated by reference to [ ].

8	—	Bonus or Profit Sharing Contracts

(a)	—	Not applicable.

9	—	Custodian Agreements

(a)	—

Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated December 31, 2018 is incorporated by reference to Exhibit 7(g) of Post-Effective Amendment No. 943 to the Registration Statement on Form N-1A of Bla BlackRock FundsSM (File No. 33-26305), filed on February 28, 2019.

(b)	—

Form of Master Services Agreement, dated December 7, 2021 related to the Trust for Citibank, N.A., The Bank of New York Mellon, and for JPMorgan Chase Bank, N.A., respectively is incorporated herein by reference to Post-Effective Amendment No. 2,565, filed July 26, 2022.

10	—	Rule 12b-1 and Rule 18f-3 Plans

(a)	—	Not applicable.

11	—	Legal Opinions

(a)	—	Opinion of Morris, Nichols, Arsht & Tunnell LLP as to the legality of the securities being registered, to be filed by amendment.

12	—	Tax Opinions

(a)	—	Form of opinion of Willkie Farr & Gallagher LLP supporting the tax matters and consequences to shareholders discussed in the Combined Prospectus/Information Statement to be filed by amendment.

13	—	Other Material Contracts

(a)	—

Form of Administration and Fund Accounting Services Agreement between the Registrant and State Street Bank and Trust Company dated December 31, 2018 is incorporated by reference to Exhibit 8(k) to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A of Managed Account Series (File No. 333-124463), filed on February 28, 2019.

(b)	—

Form of Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 8(b) of Pre-Effective Amendment No. 2 to Registration Statement of BlackRock ETF Trust, filed on March 13, 2019.

(c)	—

Form of Ninth Amended and Restated Securities Lending Agency Agreement between Registrant and BlackRock Institutional Trust Company, N.A. is incorporated by reference to Exhibit 8(d) of Post-Effective Amendment No. 109 to the Registrant’s Registration Statement, filed on January 22, 2025.

(d)	—

Form of Thirteenth Amended and Restated Expense Limitation Agreement by and among Registrant, BlackRock Advisors, LLC and BlackRock Fund Advisors is incorporated by reference to Exhibit 8(e) of Post-Effective Amendment No. 70 to the Registration Statement on Form N-1A of BlackRock ETF Trust (File No. 333-228832), filed on March 21, 2024.

(e)	—

Form of Twelfth Amended and Restated Credit Agreement among Registrant, a syndicate of banks and certain other parties is incorporated by reference to Exhibit 8(d) of Post-Effective Amendment No. 76 to the Registration Statement on Form N-1A of BlackRock Series Fund, Inc. (File No. 2-69062), filed on April 21, 2025.

(f)	—

12d1-4 Fund of Funds Investment Agreements between iShares Trust, the Registrant and the other registrants party thereto, dated as of January  19, 2022, are incorporated by reference to Exhibit (h.30) of Post-Effective Amendment No. 2,524 to the Registration Statement on Form N-1A of iShares Trust, filed February 28, 2022.

(g)	—

Schedule A to the 12d1-4 Fund of Funds Investment Agreement between iShares Trust, the Registrant and the Morningstar Funds Trust, amended April  6, 2022, is incorporated by reference to Exhibit (h.30.1) of Post-Effective Amendment No. 2,542 to the Registration Statement on Form N-1A of iShares Trust, filed April 22, 2022.

(h)	—

Schedule A to the 12d1-4 Fund of Funds Investment Agreement between iShares Trust, the Registrant, JPMorgan Trust I, JPMorgan Trust II, J.P.  Morgan Fleming Mutual Fund Group, Inc., JPMorgan Institutional Trust, JPMorgan Insurance Trust, J.P. Morgan Mutual Fund Investment Trust, Undiscovered Managers Funds, J.P.  Morgan Exchange-Traded Fund Trust and JPMorgan Trust IV, amended as of September 1, 2023, is incorporated by reference to Exhibit (8)(i) of Post-Effective Amendment No.  48 to the Registration Statement on Form N-1A of BlackRock ETF Trust (File No. 333-228832), filed on September 21, 2023.

(i)	—

12d1-4 Fund of Funds Investment Agreement between iShares Trust, the Registrant and Voya Balanced Portfolio, Inc., Voya Equity Trust, Voya Investors Trust, Voya Mutual Funds, Voya Partners, Inc., Voya Separate Portfolios Trust, and Voya Strategic Allocation Portfolios, Inc., dated as of January 19, 2022, is incorporated by reference to Exhibit (h.31) of Post-Effective Amendment No. 2,530 to the Registration Statement on Form N-1A of iShares Trust, filed March 23, 2022.

(j)	—

12d1-4 Fund of Funds Investment Agreement between iShares Trust, the Registrant and Carillon Family of Funds, dated as of February  17, 2022, is incorporated by reference to Exhibit (h.32) of Post-Effective Amendment No. 2,530 to the Registration Statement on Form N-1A of iShares Trust, filed March 23, 2022.

(k)	—

12d1-4 Fund of Funds Investment Agreement between the Registrant, BlackRock ETF Trust, iShares Trust, iShares, Inc., iShares U.S. ETF Trust, BlackRock FundsSM and Pacific Select Fund, dated as of August 1, 2022, is incorporated by reference to Exhibit 8(j) of Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A of BlackRock ETF Trust (File No. 333-228832), filed on November 22, 2022.

(l)	—

BlackRock Rule 12d1-4 Fund of Funds Investment Agreement between the Registrant and the other registered open-end investment companies party thereto is incorporated herein by reference to Exhibit 8(g) of Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A of BlackRock Unconstrained Equity Fund (File No. 333-124372), filed on August 22, 2023.

(m)	—

Amended and Restated BlackRock Rule 12d1-4 Proprietary Fund of Funds Investment Agreement between the Registrant and the other registered open-end investment companies party thereto is incorporated by reference to Exhibit 8(m) of Post-Effective Amendment No. 391 to the Registration Statement on Form N-1A of BlackRock Funds III (File No. 33-54126), filed on September 18, 2024.

(n)	—

Schedules A and B, as amended November 1, 2024, to the Amended and Restated BlackRock Rule 12d1-4 Proprietary Fund of Funds Investment Agreement between the Registrant and the other registered open-end investment companies party thereto is incorporated herein by reference to Exhibit (h)(13) of Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A of BlackRock ETF Trust II (File No. 333-236575), filed on December 30, 2024.

(o)	—

ETF Services Agreement between the Registrant, BlackRock ETF Trust, the Investment Adviser and BRIL, dated as of March 29, 2022, is incorporated by reference to Exhibit 8(k) of Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A of BlackRock ETF Trust (File No. 333-228832), filed on November 22, 2022.

(p)	—	Amended Schedule A to the ETF Services Agreement between the Registrant, BlackRock ETF Trust II, the Investment Adviser and BRIL is incorporated by reference to [ ].

(q)	—

Form of BFA Master Services Agreement between the Registrant, BlackRock Fund Advisors and The Bank of New York Mellon, dated as of December 7, 2021, is incorporated by reference to Exhibit (h)(13) of Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A, filed on June 23, 2023.

(r)	—

Investment Advisory Agreement between BlackRock Fund Advisors and BlackRock Cayman Total Return ETF, Ltd. is incorporated by reference to Exhibit (h)(16) of Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A, filed on November 28, 2023.

(s)	—

Sub-Investment Advisory Agreement between BlackRock Fund Advisors and BlackRock International Limited (BlackRock Cayman Total Return ETF, Ltd.) is incorporated by reference to Exhibit (h)(17) of Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A, filed on November 28, 2023.

(t)	—

Sub-Investment Advisory Agreement between BlackRock Fund Advisors and BlackRock (Singapore) Limited (BlackRock Cayman Total Return ETF, Ltd.) is incorporated by reference to Exhibit (h)(18) of Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A, filed on November 28, 2023.

14	—	Other Opinions

(a)	—	Consent of [●], independent registered public accounting firm for the Target Fund, to be filed by amendment.

15	—	Omitted Financial Statements

(a)	—	None.

16	—	Power of Attorney

(a)	—	Power of Attorney is filed herewith.

17	—	Additional Exhibits

(a)	—	None.

18	Calculation of Filing Fee Tables

(a)	—	Not applicable.

Item 17. Undertakings.

(1)

The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933 (as amended, the “Securities Act”), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2)

The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)

The undersigned registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of New York and the State of New York, on June 6, 2025.

BLACKROCK ETF TRUST II (REGISTRANT)
ON BEHALF OF
ISHARES MORTGAGE-BACKED SECURITIES ACTIVE ETF

By:	/s/ JOHN M. PERLOWSKI
(John M. Perlowski,
President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ JOHN M. PERLOWSKI	Trustee, President and Chief Executive Officer	June 6, 2025
(John M. Perlowski)	(Principal Executive Officer)

/s/ TRENT WALKER	Chief Financial Officer	June 6, 2025
(Trent Walker)	(Principal Financial and Accounting Officer)

CYNTHIA L. EGAN*	Trustee
(Cynthia L. Egan)

LORENZO A. FLORES*	Trustee
(Lorenzo A. Flores)

STAYCE D. HARRIS*	Trustee
(Stayce D. Harris)

J. PHILLIP HOLLOMAN*	Trustee
(J. Phillip Holloman)

R. GLENN HUBBARD*	Trustee
(R. Glenn Hubbard)

W. CARL KESTER*	Trustee
(W. Carl Kester)

CATHERINE A. LYNCH*	Trustee
(Catherine A. Lynch)

ARTHUR P. STEINMETZ*	Trustee
(Arthur P. Steinmetz)

ROBERT FAIRBAIRN*	Trustee
(Robert Fairbairn)

*By: /s/ JANEY AHN	June 6, 2025
(Janey Ahn, Attorney-In-Fact)

EXHIBIT INDEX

Exhibit Number	Description

16(a) —	Power of Attorney.